   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2000.

                                                      REGISTRATION NO. 33-36073

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.
                        Post-Effective Amendment No. 13                     [X]
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 14                             [X]
                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                    Peoples Benefit Life Insurance Company
                              (Name of Depositor)

                4333 Edgewood Road NE Cedar Rapids, Iowa 52499
              (Address of Depositor's Principal Executive Office)

                 Depositor's Telephone Number: (319) 297-8121

                    Peoples Benefit Life Insurance Company
                       Gregory E. Miller-Breetz, Esquire
                                P.O. Box 32830
                            400 West Market Street
                             Louisville, KY 40232
                    (Name and Address of Agent for Service)

                                   Copy to:
                           Michael Berenson, Esquire
              Jorden Burt Boros Cicchetti Berenson & Johnson LLP
                  1025 Thomas Jefferson St. N.W. Suite 400 E
                           Washington, DC 20007-0805

It is proposed that this filing will become effective (check appropriate box):

  [_] Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [X] On April 30, 2000 pursuant to paragraph (b)(1)(v) of Rule 485.

  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [_] On      pursuant to paragraph (a)(1) of Rule 485.

  [_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

  [_] On      pursuant to paragraph (a)(2) of Rule 485.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              PURSUANT TO RULE 481

               SHOWING LOCATION IN PART A (PROSPECTUS) AND PART B
             (STATEMENT OF ADDITIONAL INFORMATION) OF REGISTRATION
                 STATEMENT OF INFORMATION REQUIRED BY FORM N-4

                                     PART A

 ITEM OF
 FORM N-4                                      PROSPECTUS CAPTION
    1.    Cover Page........................   Cover Page
    2.    Definitions.......................   Glossary
    3.    Synopsis..........................   Summary; Fee Table
    4.    Condensed Financial Information...   Condensed Financial Information
    5.    General Description of Registrant,
          Depositor, and Portfolio
          Companies.........................   Peoples Benefit Life Insurance
                                               Company; Peoples Benefit Life
                                               Insurance Company; Separate
                                               Account IV; Vanguard Variable
                                               Insurance Fund; Voting Rights
    6.    Deductions and Expenses...........   Expenses; Taxes;
                                               Vanguard Variable Insurance Fund
    7.    General Description of Variable
          Annuity Contracts.................   The Annuity Contract

    8.    Annuity Period....................   Annuity Payments
    9.    Death Benefit.....................   Death Benefit
   10.    Purchases and Contract Value......   Application and Purchase
                                               Payments; Accumulated Value
   11.    Redemptions.......................   Access to Your Money
   12.    Taxes.............................   Taxes
   13.    Legal Proceedings.................   Legal Matters
   14.    Table of Contents for the
          Statement of Additional
          Information.......................   Table of Contents for the
                                               Vanguard Variable Annuity Plan
                                               Contract Statement of Additional
                                               Information



                                     PART B

 ITEM OF                                       STATEMENT OF ADDITIONAL
 FORM N-4                                      INFORMATION CAPTION
   15.    Cover Page........................   Cover Page
   16.    Table of Contents.................   Table of Contents
   17.    General Information and History...   The Company
   18.    Services..........................   Part A: Auditors; Safekeeping of
                                               Account Assets; Distribution of
                                               the Contract
   19.    Purchase of Securities Being
          Offered...........................   Distribution of the Contract
   20.    Underwriters......................   Distribution of the Contract
   21.    Calculation of Performance Data...   Performance Information;
                                               Additional Performance Measures
   22.    Annuity Payments..................   Computations of Variable Annuity
                                               Income Payments
   23.    Financial Statements..............   Financial Statements

VANGUARD VARIABLE ANNUITY PLAN CONTRACT
Prospectus

April 30, 2000

Issued Through Peoples Benefit Life Insurance Company Separate Account IV By Peoples Benefit Life Insurance Company


The Vanguard Variable Annuity Plan Contract (the "Contract") provides a means of investing on a tax-deferred basis in thirteen portfolios of Vanguard Variable Insurance Fund


MONEY MARKET PORTFOLIO

HIGH-GRADE BOND PORTFOLIO

HIGH YIELD BOND PORTFOLIO

SHORT-TERM CORPORATE PORTFOLIO

BALANCED PORTFOLIO

DIVERSIFIED VALUE PORTFOLIO

EQUITY INCOME PORTFOLIO

EQUITY INDEX PORTFOLIO

GROWTH PORTFOLIO

MID-CAP INDEX PORTFOLIO

REIT INDEX PORTFOLIO

SMALL COMPANY GROWTH PORTFOLIO

INTERNATIONAL PORTFOLIO


THE CONTRACT IS INTENDED FOR RETIREMENT SAVINGS OR OTHER LONG-TERM INVESTMENT PURPOSES. YOU BEAR ALL INVESTMENT RISK (INCLUDING THE POSSIBLE LOSS OF PRINCIPAL), AND INVESTMENT RESULTS ARE NOT GUARANTEED. THE CONTRACT PROVIDES A FREE LOOK PERIOD OF AT LEAST 10 DAYS (20 DAYS OR MORE IN SOME INSTANCES) DURING WHICH THE CONTRACT MAY BE CANCELLED.


--------------------------------------------------------------------------------

WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the Vanguard Variable Annuity Plan Contract. Reading the Contract prospectus will help you decide whether the Contract is the right investment for you. The Contract prospectus must be accompanied by a current prospectus for Vanguard Variable Insurance Fund, which discusses in greater depth the objectives, risks, and strategies of each portfolio of Vanguard Variable Insurance Fund. Please read them both carefully before you invest and keep them for future reference. A Statement of Additional Information for the Contract prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by writing to the Vanguard Variable Annuity Center, P.O. Box 1105, Valley Forge, PA 19482-1105 or by calling 1-800-522-5555 on business days between 8 a.m. and 8 p.m. Eastern time. The Table of Contents for the Statement of Additional Information is included at the end of the Contract prospectus.

--------------------------------------------------------------------------------


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE CONTRACT IS AVAILABLE IN ALL STATES EXCEPT NEW YORK.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION WHERE IT WOULD BE UNLAWFUL TO MAKE AN OFFERING LIKE THIS. NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS ABOUT THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATIONS.


   Contents
1  CROSS REFERENCE TO DEFINITIONS

2  SUMMARY

4  FEE TABLE

6  EXAMPLE

6  THE ANNUITY CONTRACT

7  ANNUITY PAYMENTS

9  PURCHASE

12 INVESTMENT OPTIONS

15 EXPENSES

16 TAXES

19 ACCESS TO YOUR MONEY

20 PERFORMANCE

20 DEATH BENEFIT

22 OTHER INFORMATION

25 TABLE OF CONTENTS OF
   STATEMENT OF ADDITIONAL
   INFORMATION

26 APPENDIX (CONDENSED
   FINANCIAL INFORMATION)

                                                                               1
CROSS REFERENCE TO DEFINITIONS

We have generally defined the technical terms associated with the Contract where they are used in the prospectus. The following list shows where certain of the more technical and more frequently used terms are defined in the prospectus. In the text you can easily locate the defined word because it will appear in BOLD type or its definition will be covered in a space on the page set aside specifically for discussion of the term.

Accumulated Value                          12
Accumulation Phase                          7
Accumulation Unit                          12
Accumulation Unit Value                    12
Annuitant                               20,21
Annuity Date                                7
Annuity Payment Options                     8
Beneficiary(ies)                        20,21
Business Day                                9
Contract                                    6
Contract Date                              10
Contract Owner                             22
Free Look Period                           22
Income Phase                                7
Initial Purchase Payment                    9
Joint Annuitant                            21
Net Purchase Payment                       10
Non-Qualified Contract                      6
Qualified Contract                         10
Portfolios                                 12
Premium Tax                                10
Purchase Payment                           10
Tax Deferral                               16

2

SUMMARY

The sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding section headings. Please read the full prospectus carefully.

THE ANNUITY CONTRACT

The Vanguard Variable Annuity Plan Contract is a flexible-premium multi-funded variable annuity offered by Peoples Benefit Life Insurance Company (the "Company"). The Contract provides a means of investing on a tax-deferred basis in thirteen portfolios of Vanguard Variable Insurance Fund ("Portfolios").

WHO SHOULD INVEST

The Contract is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.
 The Contract provides benefits in two distinct phases: accumulation and income.

THE ACCUMULATION PHASE

During the Accumulation Phase, you choose to allocate your investment in the Contract among the thirteen Vanguard Portfolios available under the Contract. You can contribute additional dollars to the Contract and you can take withdrawals from the Contract during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

THE INCOME PHASE

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Contract. See ANNUITY PAYMENTS, page 7, for more information about Annuity Payment Options.

VANGUARD VARIABLE INSURANCE FUND

The Portfolios available for investment under the Contract are portfolios of Vanguard Variable Insurance Fund (the "Fund"), an open-end diversified investment company. The Fund is a member of The Vanguard Group of Investment Companies, a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets worth more than $530 billion.


ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Contract allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Portfolios you have chosen) or a fixed basis (where the payment amount is guaranteed).

PURCHASE

You can buy the Contract with a minimum investment of $5,000 under most circumstances. You can add $250 or more at any time during the Accumulation Phase. The total of all your Purchase Payments in the Contract may not exceed $1,000,000 without prior approval from the Company.

INVESTMENT OPTIONS

You can allocate your Purchase Payments to one or more of the following Portfolios described in the Fund prospectus:

Managed by Vanguard's Fixed Income Group
 Money Market Portfolio
 High-Grade Bond Portfolio
 Short-Term Corporate Portfolio

Managed by Vanguard's Core Management Group
 Equity Index Portfolio
 Mid-Cap Index Portfolio
 REIT Index Portfolio

Managed by Wellington Management Company, LLP
 High Yield Bond Portfolio
 Balanced Portfolio

Managed by Newell Associates
 Equity Income Portfolio

Managed by Barrow, Hanley, Mewhinney & Strauss, Inc.
 Diversified Value Portfolio

Managed by Lincoln Capital Management Company
 Growth Portfolio

Managed by Granahan Investment Management, Inc.
 Small Company Growth Portfolio

Managed by Schroder Investment Management North America Inc.
 International Portfolio

 YOU CAN MAKE OR LOSE MONEY IN ANY OF THESE PORTFOLIOS DEPENDING ON THEIR INVESTMENT PERFORMANCE.

EXPENSES

There are no sales charges or sales loads associated with the Contract.
 The Company will deduct a daily charge corresponding to an annual charge of 0.10% of the net asset value of the Separate Account as an Administrative Expense Charge and an annual charge of 0.27% for the mortality and expense risks assumed by the Company. For Contracts valued at less than $25,000, there is also a $25 Annual Contract Maintenance Fee.

 You will also pay Fund Operating Expenses, which currently range from 0.18% to 0.49% annually of the average daily value of the Portfolios.

TAXES

In general, you are not taxed on earnings on your investment in the Contract until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes withdrawals are taken from earnings first, then from your investment in the Contract. If you receive money from the Contract before age 591/2, you may have to pay a 10% federal penalty tax on the earnings portion received. During the Income Phase, payments come partially from earnings, partially from your investment. You are taxed only on the earnings portion of each Annuity Payment.

ACCESS TO YOUR MONEY

You can take money out of your Contract at any time during the Accumulation Phase without incurring a withdrawal charge. Each withdrawal you make must be at least $250. You may have to pay income tax and a tax penalty on any money you take out.

PERFORMANCE

The investment performance of the Portfolios you choose directly affects the value of your Contract. You bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.
 From time to time, the Company may advertise the investment performance of the Portfolios. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission, as well as certain non-standardized methods.
 Past performance does not indicate or predict future performance.

DEATH BENEFIT

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract or the sum of all Purchase Payments (less any partial withdrawals and any applicable Premium Taxes). The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.
 Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. Special rules may apply to a surviving spouse. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement.

4

OTHER INFORMATION
FREE LOOK PERIOD

The Contract provides for a Free Look Period of at least 10 days after the Contract Owner receives the Contract (20 or more days in some instances as specified in your Contract) plus 5 days for mailing. If you cancel your Contract during the Free Look Period, the Company will return the greater of the Purchase Payments received under the Contract or the Accumulated Value of the Contract as of the day the Company receives the Contract, except in Pennsylvania, where the Contract Owner will receive the Accumulated Value whether or not it exceeds Purchase Payments made under the Contract.

PEOPLES BENEFIT LIFE INSURANCE COMPANY

Peoples Benefit Life Insurance Company is a life insurance company incorporated under Iowa law. It is principally engaged in offering life insurance and annuity contracts.

PEOPLES BENEFIT LIFE INSURANCE COMPANY SEPARATE ACCOUNT IV

The Separate Account IV (the "Separate Account") is a unit investment trust registered with the Securities and Exchange Commission and operating under Iowa law. The Separate Account has thirteen Subaccounts, each of which invests solely in a corresponding Portfolio of the Fund.

OTHER TOPICS

Additional information on the topics summarized above and on other topics not summarized here can be found at OTHER INFORMATION, page 22.

INQUIRIES AND CONTRACT AND POLICYHOLDER INFORMATION

For more information about the Vanguard Variable Annuity Plan Contract, call 1-800-522-5555 or write:


REGULAR MAIL:                         OVERNIGHT OR CERTIFIED MAIL:

Vanguard Variable Annuity Center      Vanguard Variable Annuity Center
P.O. Box 1105                         100 Vanguard Boulevard
Valley Forge, PA 19482-1105           Malvern, PA 19355



 If you have questions about your Contract, please telephone the Vanguard Variable Annuity Center at 1-800-462-2391. Please have ready the Contract number and the Contract Owner's name when you call. As Contract Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly statements and an annual report.


FEE TABLE

The following Fee Table illustrates all expenses that you would incur as a Contract Owner. The expenses and fees shown are for the Fund's 1999 fiscal year. The purpose of this Fee Table is to assist you in understanding the various costs and expenses that you would pay directly or indirectly as a purchaser of the Contract. The Fee Table reflects all expenses for both the Separate Account and the Fund. For a complete discussion of contract costs and expenses, see EXPENSES, page 15.


-------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES                                     SEPARATE ACCOUNT
-------------------------------------------------------------------------------
Sales Load Imposed on Purchases                                     None
Surrender Fees                                                      None
Exchange Fees                                                       None
Annual Contract Maintenance Fee*                                     $25
-------------------------------------------------------------------------------

* Applies to Contracts valued at less than $25,000 at the time of initial purchase and on the last Business Day of each calendar year.

-------------------------------------------------------------------------------


ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average account value)
                                                               SEPARATE ACCOUNT
-------------------------------------------------------------------------------
Mortality and Expense Risk Charge**                                 0.27%
Administrative Expense Charge                                       0.10
                                                               ----------------
 TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                             0.37%
-------------------------------------------------------------------------------

** This charge is based on the combined net assets of the Separate Account and Separate Account B of the Company's affiliate, AUSA Life Insurance Company, Inc., in the Fund, according to the following schedule:

NET ASSETS                                                  RATE FOR ALL ASSETS
--------------------------------------------------------------------------------
Up to $2.5 billion                                                 0.30%
Over $2.5 billion and up to $5 billion                             0.28
Over $5 billion                                                    0.27
--------------------------------------------------------------------------------

The charge is currently 0.27%. See EXPENSES, page 15, for more information.
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES during the fiscal year ended September 30, 1999

---------------------------------------------------------------------------------------------------------------------------------
                                                       HIGH-        HIGH        SHORT-
                                         MONEY         GRADE       YIELD         TERM                   DIVERSIFIED    EQUITY
                                         MARKET        BOND         BOND       CORPORATE    BALANCED       VALUE       INCOME
                                        PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Management & Administrative
   Expenses                               0.15%        0.18%        0.20%        0.18%        0.19%        0.19%        0.21%
Investment Advisory Fees                  0.01         0.01         0.06         0.01         0.08         0.13         0.10
12b-1 Distribution Fees                   None         None         None         None         None         None         None
Other Expenses
   Distribution Costs                     0.03         0.01         0.02         0.01         0.01         0.01         0.01
   Miscellaneous Expenses                 0.01         0.03         0.01         0.07         0.01         0.04         0.01
                                       ------------------------------------------------------------------------------------------
Total Other Expenses                      0.04         0.04         0.03         0.08         0.02         0.05         0.02
                                       ------------------------------------------------------------------------------------------
   TOTAL FUND OPERATING
      EXPENSES                            0.20%        0.23%        0.29%        0.27%        0.29%        0.37%        0.33%
---------------------------------------------------------------------------------------------------------------------------------

TOTAL EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
Total Separate Account Expenses           0.37%        0.37%        0.37%        0.37%        0.37%        0.37%        0.37%
Total Fund Operating Expenses             0.20         0.23         0.29         0.27         0.29         0.37         0.33
                                       ------------------------------------------------------------------------------------------
   GRAND TOTAL, SEPARATE
      ACCOUNT AND FUND
      OPERATING EXPENSES                  0.57%        0.60%        0.66%        0.64%        0.66%        0.74%        0.70%
---------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES during the fiscal year ended September 30, 1999
--------------------------------------------------------------------------------

                                                                                                   SMALL
                                               EQUITY                   MID-CAP       REIT        COMPANY
                                               INDEX       GROWTH        INDEX        INDEX       GROWTH    INTERNATIONAL
                                             PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
Management & Administrative Expenses           0.15%        0.18%        0.16%        0.08%        0.30%        0.25%
Investment Advisory Fees                       0.01         0.15         0.03         0.07         0.16         0.13
12b-1 Distribution Fees                        None         None         None         None         None         None
Other Expenses
   Distribution Costs                          0.01         0.01         0.01         0.01         0.01         0.01
   Miscellaneous Expenses                      0.01         0.01         0.04         0.11         0.02         0.07
                                            ------------------------------------------------------------------------------
Total Other Expenses                           0.02         0.02         0.05         0.12         0.03         0.08
                                            ------------------------------------------------------------------------------
   TOTAL FUND OPERATING EXPENSES               0.18%        0.35%        0.24%        0.27%        0.49%        0.46%
--------------------------------------------------------------------------------------------------------------------------

TOTAL EXPENSES
--------------------------------------------------------------------------------------------------------------------------

Total Separate Account Expenses                0.37%        0.37%        0.37%        0.37%        0.37%        0.37%
Total Fund Operating Expenses                  0.18         0.35         0.24         0.27         0.49         0.46
                                            ------------------------------------------------------------------------------
   GRAND TOTAL, SEPARATE ACCOUNT AND
      FUND OPERATING EXPENSES                  0.55%        0.72%        0.61%        0.64%        0.86%        0.83%
--------------------------------------------------------------------------------------------------------------------------

AUTOMATED QUOTES

The Vanguard Tele-Account Service provides access to Accumulation Unit Values (to six decimal places) and total returns for all Portfolios, and yield information for the Money Market, High-Grade Bond, High Yield Bond, and the Short-Term Corporate Portfolios of the Fund. Contract Owners may use this service for 24-hour access to Portfolio information. To access the ser-

6

vice you may call Tele-Account at 1-800-662-6273 (ON-BOARD) and follow the step-by-step instructions, or speak with a Vanguard Variable Annuity Center associate at 1-800-522-5555 to request a brochure that explains how to use the service.

 Vanguard's website also has Accumulation Unit Values (to six decimal places) for all Portfolios. This service can be accessed from www.vanguard.com by double-clicking on fund prices.


EXAMPLE

The following example illustrates the expenses that you would incur on a $1,000 purchase payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. The Contract imposes no surrender fees of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract's Annuity Payment Options.


   ------------------------------------------------------------------------
                                       1 YEAR  3 YEARS  5 YEARS   10 YEARS
   ------------------------------------------------------------------------
   Money Market Portfolio                $6      $18      $32       $ 72
   High-Grade Bond Portfolio              6       19       33         75
   High Yield Bond Portfolio              7       21       37         83
   Short-Term Corporate Portfolio         7       21       36         81
   Balanced Portfolio                     7       21       37         83
   Diversified Value Portfolio            8       24       42         93
   Equity Income Portfolio                7       23       40         88
   Equity Index Portfolio                 6       18       31         69
   Growth Portfolio                       7       23       40         90
   Mid-Cap Index Portfolio                6       20       34         76
   REIT Index Portfolio                   7       21       36         81
   Small Company Growth Portfolio         9       28       48        107
   International Portfolio                9       27       47        103
   ------------------------------------------------------------------------

 The Annual Contract Maintenance Fee is reflected in this example as a percentage equal to the total amount of fees collected during a year divided by the total average net assets of the Portfolios during the same year. The fee is assumed to remain the same in each year of the above periods. The fee is prorated to reflect only the remaining portion of the calendar year of purchase. Thereafter, the fee is deducted on the last Business Day of the year for the following year, on a pro rata basis, from each of the Portfolios you have chosen. For a complete discussion of Contract costs and expenses, see EXPENSES, page 15.
 YOU SHOULD NOT CONSIDER THIS EXAMPLE TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN, SUBJECT TO THE GUARANTEES IN THE CONTRACT.

CONDENSED FINANCIAL INFORMATION
Please note that the Appendix contains a history of accumulation unit values in a table labeled "Condensed Financial Information."


THE ANNUITY CONTRACT

The Vanguard Variable Annuity Plan Contract is a flexible-premium multi-funded variable annuity offered by Peoples Benefit Life Insurance Company (the "Company"). The CONTRACT provides a means of investing on a tax-deferred basis in various portfolios (the "Portfolios") offered by Vanguard Variable Insurance Fund. You may purchase a Contract using after-tax dollars (a NON-QUALIFIED CONTRACT), or you may purchase a Qualified Contract by "rolling over" funds from another individual retirement annuity or from a qualified plan.

WHO SHOULD INVEST

The Contract is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. The tax-deferred feature of the Contract is unnecessary when the Contract is purchased to fund a qualified plan.

ABOUT THE CONTRACT

The Vanguard Variable Annuity Plan Contract is a contract between you, the Contract Owner, and the Company, the issuer of the Contract.
     The Contract provides benefits in two distinct phases: accumulation and income.

ACCUMULATION PHASE

The ACCUMULATION PHASE starts when you purchase your Contract and ends immediately before the Annuity Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Contract among the thirteen available Portfolios. The Contract is a variable annuity because the value of your investment in the Portfolios can go up or down depending on the investment performance of the Portfolios you choose. The Contract is a flexible-premium annuity because you can make additional investments of at least $250 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you withdraw them.
     Other benefits available during the Accumulation Phase include the ability to:
 .    Make exchanges among your Portfolio choices at no charge and without current tax consequences. (See EXCHANGES AMONG THE PORTFOLIOS, page 13.)
 .    Withdraw all or part of your money with no surrender penalty charged by the
     Company, although you may incur income taxes and a 10% penalty tax prior to age 59 1/2. (See FULL AND PARTIAL WITHDRAWALS, page 19.)

INCOME PHASE

During the INCOME PHASE, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Contract (its Accumulated Value) and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS, below.
     At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Portfolios you choose. If fixed, the payment amounts are guaranteed.
     Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

THE SEPARATE ACCOUNT

When you purchase a Contract, your money is deposited into the Company's Separate Account IV (the "Separate Account"). The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to the Company but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations to Contract Owners.

VANGUARD VARIABLE INSURANCE FUND

The Portfolios available for investment under the Contract are portfolios of Vanguard Variable Insurance Fund, an open-end diversified investment company intended exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by insurance companies. The Fund is a member of The Vanguard Group of Investment Companies, a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets worth more than $530 billion. Through their jointly owned subsidiary, The Vanguard Group, Inc., Vanguard Variable Insurance Fund and the other funds in the group obtain at cost virtually all of their corporate management, administrative, shareholder accounting, and distribution services.


ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

STARTING THE INCOME PHASE

As Contract Owner, you exercise control over when the Income Phase begins by specifying an Annuity Date on the Application when you purchase the Contract. The ANNUITY DATE is the date on which annuity payments begin and is always the first day of the month you specify. You may also change the Annuity Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and the Company receives the request at least 30 days before the then-scheduled Annuity Date. Any Annuity Date you request must be at least 30 days from the day the Company receives written notice of it. The latest possible Annuity Date the Company will accept without prior approval is the first day of the month after the Annuitant's 85th birthday.

8

     If you do not specify an Annuity Date, either on the Application or by written request, your Annuity Date will be the first day of the month after ten full years from the date of your Contract or the first day of the month after the Annuitant's 65th birthday, whichever is later.
     The Annuity Date for Qualified Contracts may also be controlled by endorsements, the plan, or applicable law.

ANNUITY PAYMENT OPTIONS

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.
     If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.
     If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, the Company will move your investment out of the Portfolios and into the general account of the Company.
 .    LIFE ANNUITY--Monthly Annuity Payments are paid for the life of an
     Annuitant, ending with the last payment before the Annuitant dies.
 .    JOINT AND LAST SURVIVOR ANNUITY--Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.
 .    LIFE ANNUITY WITH PERIOD CERTAIN--Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, the Company will make any remaining payments to the Beneficiary.
 .    INSTALLMENT OR UNIT REFUND LIFE ANNUITY--Available as either a fixed
     (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, the Company will make any remaining payments to the Beneficiary.
 .    DESIGNATED PERIOD ANNUITY--Available only on a fixed basis. Monthly Annuity
     Payments are paid for a specified period, which may be from 10 to 30 years.


CALCULATING ANNUITY PAYMENTS

FIXED ANNUITY PAYMENTS. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Contract's Annuity Tables corresponding to the Annuity Payment Option selected.

VARIABLE ANNUITY PAYMENTS. To calculate variable Annuity Payments, the Company determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Contract. This amount depends on the Accumulated Value of your Contract on the Annuity Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes. Subsequent variable Annuity Payments depend on the investment experience of the Portfolios chosen. If the actual net investment experience of the Portfolios chosen exactly equals the Assumed Interest Rate of 4%, then the variable Annuity Payments will not change in amount. If the actual net investment experience of the Portfolios chosen is greater than the Assumed Interest Rate of 4%, then the variable Annuity Payments will increase. On the other hand, they will decrease if the actual experience is lower. The Statement of Additional Information contains a more detailed description of the method of calculating variable Annuity Payments.

IMPACT OF ANNUITANT'S AGE ON ANNUITY PAYMENTS. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

IMPACT OF ANNUITANT'S SEX ON ANNUITY PAYMENTS. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

IMPACT OF LENGTH OF PAYMENT PERIODS ON ANNUITY PAYMENTS. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

                     A FEW THINGS TO KEEP IN MIND REGARDING

                                ANNUITY PAYMENTS


 .    If an Annuity Payment Option is not selected, the Company will assume that you chose the Life Annuity With Period Certain option (with 10 years of payments guaranteed) on a variable basis.
 .    The minimum payment is $100 ($20 for Contracts issued to South Carolina,
     Texas, and Massachusetts residents). If on the Annuity Date your
     Accumulated Value is below $5,000 (or $2,000 for Contracts issued to South Carolina, Texas, and Massachusetts residents), the Company reserves the right to pay that amount to you in a lump sum.
 .    From time to time, the Company may require proof that the Annuitant, Joint
     Annuitant, or Contract Owner is living.
 .    If someone has assigned ownership of a Contract to you, or if a non-natural person (e.g., a corporation) owns a Contract, you may not start the Income Phase of the Contract without the Company's consent.
 .    At the time the Company calculates your fixed Annuity Payments, the Company may offer more favorable rates than those guaranteed in the Annuity Tables found in the Contract.
 .    Once Annuity Payments begin, you may not select a different Annuity Payment
     Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.
 .    If you have selected a variable Annuity Payment Option, you may change the
     Portfolios funding the variable Annuity Payments by written request or by calling the Vanguard Variable Annuity Center at 1-800-462-2391. However, because excessive exchanges can potentially disrupt the management of the Portfolios and increase transaction costs, exchange activity is limited to two substantive "round trips" through the Portfolios (except the Money Market Portfolio) during any 12-month period. A "round trip" is a redemption from a Portfolio followed by a purchase back into the Portfolio within 30 days. Also, "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to or from another Vanguard fund. "Substantive" means a dollar amount that The Vanguard Group, Inc. determines, in its sole discretion, could adversely affect the management of the Fund.
 .    You may select an Annuity Payment Option and allocate a portion of the value of your Contract to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option
     (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option. nIf you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee's address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee's responsibility to keep the Company informed of the Payee's most current address of record.

 .    Variable Annuity Payments are calculated on the 10th Business Day prior to the first day of the following month.


PURCHASE

APPLICATION AND ISSUANCE OF CONTRACTS

CONTRACT ISSUANCE. To invest in the Vanguard Variable Annuity Plan Contract, you should send a completed Application and your INITIAL PURCHASE PAYMENT to the Vanguard Variable Annuity Center. The Company will issue a Contract only if the Annuitant and Joint Annuitant are 75 years of age or less.
If the Application is received in good order, the Company will issue the Contract and will credit the Initial Purchase Payment within two Business Days after receipt. A BUSINESS DAY is any day that the New York Stock Exchange is open for trading.
     If the Company cannot credit the Initial Purchase Payment because the Application is incomplete, the Company will contact the applicant in writing, explain the reason for the delay, and refund the Initial Purchase Payment within five Business Days unless the applicant consents to the Company's retaining the Initial Purchase Payment and crediting it as soon as the necessary requirements are fulfilled.
     In order to prevent lengthy processing delays caused by the clearing of foreign checks, the Company will accept only those foreign checks that are drawn in U.S. dollars and are issued by a foreign bank with a U.S. correspondent bank.
     You may purchase a Qualified Contract only in connection with a "rollover" of funds from another qualified plan or individual retirement annuity. Qualified Contracts contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Contract. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES, page 18.)

10

                                   DEFINITION

                               QUALIFIED CONTRACT


     When the term "Qualified Contract" is used in this prospectus we mean a Contract that qualifies as an individual retirement annuity under Section 408(b) of the Internal Revenue Code. There are other types of qualified annuity contracts defined under different Internal Revenue Code sections, but we are not referring to those in this prospectus.




PURCHASE PAYMENTS

A PURCHASE PAYMENT is any amount you use to buy or add to the Contract. A Purchase Payment may be reduced by any applicable Premium Tax or an initial Annual Contract Maintenance Fee. In that case, the resulting amount is called a NET PURCHASE PAYMENT.


                     A FEW THINGS TO KEEP IN MIND REGARDING

                                PURCHASE PAYMENTS

     .    The minimum Initial Purchase Payment for a Contract is $5,000.
     .    The Company will not accept third-party checks for Purchase Payments.
     . You may make additional Purchase Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Purchase Payments must be at least $250.
     . Additional Purchase Payments received before the close of the New York Stock Exchange (usually 4 p.m. Eastern time) are credited to the Contract's Accumulated Value as of the close of business that same day.
     . The minimum amount that you can allocate to any one Portfolio is $1,000.
     . The total of all Purchase Payments may not exceed $1,000,000 without prior approval from the Company.


     The date on which the Initial Purchase Payment is credited to the Contract value is called the CONTRACT DATE.


                                   DEFINITION
                                   PREMIUM TAX


     A Premium Tax is a regulatory tax some states assess on the Purchase Payments made into a Contract. If the Company should have to pay any Premium Tax, it will be deducted from each Purchase Payment or from the Accumulated Value as the Company incurs the tax.

     As of the date of this Prospectus, the following state assesses a Premium Tax on all Initial and subsequent Purchase Payments:

                                             QUALIFIED         NON-QUALIFIED
                                             ---------         -------------
             South Dakota                      0.00%               1.25%

     As of the date of this Prospectus, the following states assess a Premium Tax against the Accumulated Value if the Contract Owner chooses an Annuity Payment Option instead of receiving a lump sum distribution:

                                             QUALIFIED         NON-QUALIFIED
                                             ---------         -------------
             California                        0.50%               2.35%
             Maine                             0.00                2.00
             Nevada                            0.00                3.50
             West Virginia                     1.00                1.00
             Wyoming                           0.00                1.00




PURCHASING BY WIRE

MONEY SHOULD BE WIRED   FIRST UNION NATIONAL BANK
TO:                     ABA 031201467
                        DEPOSIT ACCOUNT NUMBER 2014126521732
                        PEOPLES BENEFIT LIFE INSURANCE COMPANY and
                        THE VANGUARD GROUP, INC.
                        [YOUR CONTRACT NUMBER]
                        [YOUR CONTRACT REGISTRATION]

PLEASE CALL 1-800-462-2391 BEFORE WIRING.

     Please be sure your bank includes your Contract number to assure proper receipt.

     If you would like to wire your Initial Purchase Payment, you should complete the Vanguard Variable Annuity Plan Application and mail it to the Vanguard Variable Annuity Center, P.O. Box 1105, Valley Forge, PA 19482-1105, prior to completing wire arrangements.
     Note that the Company will accept Federal Funds wire purchase orders only when the New York Stock Exchange and Custodian Bank are open for business.

ANNUITY EXPRESS/TM/

The Annuity Express service allows you to make additional Purchase Payments by transferring funds automatically from your checking or statement savings account (not passbook savings account) to one or more Portfolios on a monthly, quarterly, semi-annual, or annual basis. You may add to existing Portfolios provided you have a minimum balance of $1,000. The minimum automatic purchase is $50; the maximum is $100,000.

SECTION 1035 EXCHANGES

Under Section 1035 of the Internal Revenue Code, you may exchange the assets of an existing annuity contract or life insurance or endowment policy to the Vanguard Variable Annuity Plan Contract without any current tax consequences. To make a "1035 Exchange," complete a 1035 Exchange form and mail it along with your signed and completed Application and your current contract, to the Vanguard Variable Annuity Center.
     To accommodate owners of Vanguard Variable Annuity Plan Contracts, under certain conditions the Company will allow for the consolidation of two or more Vanguard Variable Annuity Plan Contracts into one Contract. In order to provide Contract Owners with consolidated account reporting, the Company will accept these exchanges on a case-by-case basis. If applicable, you will be responsible for only one Annual Contract Maintenance Fee. Under no circumstances will the Company allow the exchange of an existing Vanguard Variable Annuity Plan Contract for an identical new Vanguard Variable Annuity Plan Contract.
     Because special rules and procedures apply to 1035 Exchanges, particularly if the Contract being exchanged was issued prior to August 14, 1982, you should consult a tax adviser before making a 1035 Exchange.
     Please note that any outstanding loans you may have on a contract you wish to exchange may create a current tax consequence. For this reason we encourage you to settle any outstanding loans with your current insurance company before initiating a 1035 Exchange into a Vanguard Variable Annuity Plan Contract.

ALLOCATION OF PURCHASE PAYMENTS

You specify on the Application what portion of your Purchase Payments you want to be allocated among which Portfolios. You may allocate your Purchase Payments to one or more Portfolios. All allocations you make must be in whole-number percentages and must be at least 10% of your Contract's Accumulated Value and $1,000. Your Initial Net Purchase Payment will be immediately allocated among the Portfolios in the percentages you specified on your Application without waiting for the Free Look Period to pass.
     Should your investment goals change, you may change the allocation percentages for additional Net Purchase Payments by sending written notice to the Vanguard Variable Annuity Center. The change will take effect on the date the Company receives your written notice. You may sign the appropriate section of the Application to establish an option that allows you to give allocation instructions by telephone. See TELEPHONE EXCHANGES, page 14.

12

                         WHAT'S MY CONTRACT WORTH TODAY?

                                ACCUMULATED VALUE


     The ACCUMULATED VALUE of your Contract is the value of all amounts accumulated under the Contract during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Contract is opened, the Accumulated Value is equal to your initial Net Purchase Payment. On any Business Day thereafter, the Accumulated Value equals the Accumulated Value from the previous Business Day.

     plus:
     .    Any additional Net Purchase Payments credited
     . Any increase in the Accumulated Value due to investment results of the Portfolio(s) you selected minus:
     . Any decrease in the Accumulated Value due to investment results of the Portfolio(s) you selected
     .    The daily Mortality and Expense Risk Charge
     .    The daily Administrative Expense Charge
     .    The Annual Contract Maintenance Fee, if applicable
     .    Any withdrawals
     .    Any Premium Taxes that occur during the Valuation Period.

     The VALUATION PERIOD is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day. You should expect the Accumulated Value of your Contract to change from Valuation Period to Valuation Period, reflecting the investment experience of the Portfolios you have selected as well as the daily deduction of charges.

     An ACCUMULATION UNIT is a measure of your ownership interest in the Contract during the Accumulation Phase. When you allocate your Net Purchase Payments to a selected Portfolio, the Company will credit a certain number of Accumulation Units to your Contract. The Company determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Portfolio by the ACCUMULATION UNIT VALUE for that Portfolio as of the end of the Valuation Period in which the payment is received. Each Portfolio has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Portfolio. The net rate of return reflects the performance of the Portfolio for the Valuation Period and is net of asset charges to the Portfolio. Per Portfolio, the Accumulated Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Portfolio.

     All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.




INVESTMENT OPTIONS

VANGUARD VARIABLE INSURANCE FUND

The Vanguard Variable Annuity Plan Contract offers you a means of investing in thirteen PORTFOLIOS of Vanguard Variable Insurance Fund. A brief description of each Portfolio is given below. For more detailed information regarding the Portfolios, you should read the prospectus for Vanguard Variable Insurance Fund that accompanies the Contract prospectus.
     The general public may invest in the Portfolios of Vanguard Variable Insurance Fund only through certain insurance contracts. The investment objectives and policies of the Portfolios may be similar to those of publicly available Vanguard funds or portfolios. You should not expect that the investment results of any publicly available Vanguard funds or portfolios will be comparable to those of the Portfolios.
 .    THE MONEY MARKET PORTFOLIO seeks to provide current income consistent with the preservation of capital and liquidity. The Portfolio also seeks to maintain a stable net asset value of $1 per share. The Portfolio invests primarily in high-quality money market instruments issued by financial institutions, non-financial corporations, the U.S. government, state and municipal governments and their agencies or instrumentalities, as well as repurchase agreements collateralized by such securities. The Portfolio also invests in Eurodollar obligations (dollar-denominated obligations issued outside the U.S. by foreign banks or foreign branches of domestic banks) and Yankee obligations (dollar-denominated obligations issued in the U.S. by foreign banks). An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolio. Vanguard's Fixed Income Group serves as this Portfolio's investment adviser.

 .    THE HIGH-GRADE BOND PORTFOLIO seeks to parallel the investment results of the Lehman Brothers Aggregate Bond Index. The Portfolio invests primarily in a diversified portfolio of U.S. government and corporate bonds and mortgage-backed securities. Vanguard's Fixed Income Group serves as this Portfolio's investment adviser.
 .    THE HIGH YIELD BOND PORTFOLIO seeks to provide a high level of current income by investing in lower-rated debt securities, which may be regarded as having speculative characteristics and are commonly referred to as "junk bonds." Under normal circumstances, at least 80% of the Portfolio's assets will be invested in high-yield corporate debt obligations rated at least B by Moody's Investors Service, Inc. or Standard & Poor's Corporation or, if unrated, of comparable quality as determined by the Portfolio's adviser, Wellington Management Company.
 .    THE SHORT-TERM CORPORATE PORTFOLIO seeks to provide a high level of income by investing primarily in high-quality, short-term bonds issued by corporations. Vanguard's Fixed Income Group serves as this Portfolio's investment adviser.

 .    THE BALANCED PORTFOLIO seeks the conservation of capital, while providing moderate income, and moderate long-term growth of capital and income. The Portfolio invests in a diversified portfolio of common stocks and bonds, with common stocks expected to represent 60% to 70% of the Portfolio's total assets and bonds to represent 30% to 40%. Wellington Management Company serves as this Portfolio's investment adviser.
 .    THE DIVERSIFIED VALUE PORTFOLIO seeks to provide long-term growth of capital and a moderate level of dividend income by investing primarily in common stocks of large and medium-sized companies whose stocks the adviser considers to be undervalued and out of favor with investors. Such "value" stocks typically have above-average dividend yields and/or below-average prices in relation to such financial measures as earnings, book value, and cash flow. Barrow, Hanley, Mewhinney & Strauss, Inc. serves as this Portfolio's investment adviser.

 .    THE EQUITY INCOME PORTFOLIO seeks to provide a high level of current income by investing principally in dividend-paying equity securities. Newell Associates serves as this Portfolio's investment adviser.
 .    THE EQUITY INDEX PORTFOLIO seeks to provide long-term growth of capital by attempting to match the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), which contains the stocks of 500 of the largest domestic companies. Vanguard's Core Management Group serves as this Portfolio's investment adviser.
 .    THE GROWTH PORTFOLIO seeks to provide long-term capital appreciation. The
     Portfolio invests primarily in equity securities of seasoned U.S. companies with above-average prospects for growth. Lincoln Capital Management Company serves as this Portfolio's investment adviser.
 .    THE MID-CAP INDEX PORTFOLIO seeks to provide long-term growth of capital by attempting to match the performance of the Standard & Poor's MidCap 400 Index ("S&P MidCap 400"), which is made up of stocks of medium-sized companies. Vanguard's Core Management Group serves as this Portfolio's investment adviser.

 .    THE REIT INDEX PORTFOLIO seeks to provide a high level of income and moderate long-term growth of capital by investing in stocks of real estate investment trusts ("REITs"), which own office buildings, hotels, shopping centers, and other properties. The Portfolio seeks to match the performance of the Morgan Stanley REIT Index, a benchmark of U.S. REITs. Vanguard's Core Management Group serves as this Portfolio's investment adviser.
 .    THE SMALL COMPANY GROWTH PORTFOLIO seeks to provide long-term growth in capital by investing primarily in equity securities of small companies deemed to have favorable prospects for growth. These securities are primarily common stocks but may also include securities convertible into common stock. Granahan Investment Management serves as this Portfolio's investment adviser.

 .    THE INTERNATIONAL PORTFOLIO seeks to provide long-term capital appreciation. The Portfolio invests primarily in equity securities of companies based outside the United States. Schroder Investment Management North America Inc. serves as this Portfolio's investment adviser.

     THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVE. Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services can be found in the current Fund prospectus accompanying this prospectus.

EXCHANGES AMONG THE PORTFOLIOS

Should your investment goals change, you may exchange money among the Portfolios of the Fund at no cost, subject to the following conditions:

 .    You may make requests for exchanges in writing or by telephone. The Company will process requests it receives prior to the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.
 .    The minimum amount you may exchange from a Portfolio is $250 (unless the
     Accumulated Value in a Portfolio is less than $250).
 .    The $1,000 minimum balance requirement per Portfolio must be satisfied at all times.
 .    The Company does not charge a fee for exchanges among the Portfolios.

14

                                 LIMITATIONS ON

                                    EXCHANGES


     Because excessive exchanges can disrupt management of the Fund and increase the Fund's costs for all Contract Owners, the Fund limits exchanges as follows:

     . You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH A PORTFOLIO (not including the Money Market Portfolio) during any 12-month period.
     . The Fund and the Company may refuse an exchange at any time, for any reason.
     . The Company may revoke a Contract Owner's telephone exchange privilege at any time, for any reason.

     A "round trip" is a redemption from a Portfolio followed by a purchase back into the Portfolio within 30 days. Also, "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to or from another Vanguard fund. "Substantive" means a dollar amount that The Vanguard Group, Inc. determines, in its sole discretion, could adversely affect the management of the Fund.


AUTOMATIC EXCHANGE SERVICE

With the Automatic Exchange Service you can move money automatically among the Portfolios of the Fund. You can exchange fixed dollar amounts or percentages of your Portfolio balance into the other Portfolios offered under the Contract on either a monthly, quarterly, semiannual, or annual basis (provided the $1,000 minimum balance requirement has been met in the Portfolios to which you are moving money).
     The minimum amount you may exchange is $250.


                                A CLOSER LOOK AT

                              DOLLAR-COST AVERAGING


     Using the Automatic Exchange Service, you can establish exchanges at regular intervals in a plan of investing often referred to as "dollar-cost averaging," moving money, for example, from the Money Market Portfolio into a stock or bond Portfolio. The main objective of Dollar-Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to other Portfolios each month, more Accumulation Units are credited to a Portfolio if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over that period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.



     To take advantage of the Automatic Exchange Service, complete a Vanguard Variable Annuity Plan Automatic Exchange Service Application Form or send a letter of instruction to the Vanguard Variable Annuity Center.
     You may change the amount to be transferred or cancel this service at any time in writing or by telephone if you have telephone authorization on your Contract. This service cannot be used to establish a new Portfolio, and will not go into effect until the Free Look Period has expired.

TELEPHONE EXCHANGES

You may establish the telephone exchange privilege on your Contract by completing the appropriate section of the Application or by sending a letter authorizing the Company to take exchange instructions over the telephone. The Company, the Fund, and The Vanguard Group, Inc. shall not be responsible for the authenticity of exchange instructions received by telephone. We will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any telephoned instruction, we will ask the caller for his or her Contract number and Social Security number. This information will be verified against the Contract Owner's records and all transactions performed will be verified with the Contract Owner through a written confirmation statement. We will record all calls. The Company, the Fund, and The Vanguard Group, Inc. shall not be liable for any loss, cost, or expense for action on telephone instructions believed to be genuine in accordance with these procedures. We will make every effort to maintain the exchange privilege. However, the Company and the Fund reserve the right to revise or terminate its provisions, limit the amount of any exchange, or reject any exchange, as deemed necessary, at any time.

EXPENSES



                                A CLOSER LOOK AT

                  THE COSTS OF INVESTING IN A VARIABLE ANNUITY


     Costs are an important consideration in choosing a variable annuity. That's because you, as a contract owner, pay the costs of operating underlying mutual funds, plus any transaction costs associated with the fund's buying and selling of securities, as well as the costs associated with the annuity contract itself. These combined costs can have a significant effect on the investment performance of the annuity contract. Even seemingly small differences in mutual fund and annuity contract expenses can, over time, have a dramatic effect on performance.


     The projected expenses for the Vanguard Variable Annuity Plan Contract are substantially below the costs of other variable annuity contracts. For example, on a $25,000 Contract the average expense ratio of other variable annuity contracts was 2.11% as of December 31, 1999, compared to 0.68% for the Vanguard Variable Annuity Plan Contract as of the date of this prospectus. (Source for competitors' data: Morningstar Principia Pro for VA/L Subaccounts, December 1999.)


                          SUMMARY OF COSTS OF INVESTING

                 IN THE VANGUARD VARIABLE ANNUITY PLAN CONTRACT

     .    No sales load or sales charge
     .    No charge to make full or partial withdrawals
     .    No fee to exchange money among the Portfolios
     . $25 Annual Contract Maintenance Fee on Contracts valued at less than $25,000
     .    Annual Mortality and Expense Risk Charge: 0.27%
     .    Annual Administrative Expense Charge: 0.10%

     . Fees and expenses paid by the Portfolios which ranged from 0.18% to 0.49% in the fiscal year ended September 30, 1999


     A fuller explanation of the expenses you would pay under the Contract follows.

MORTALITY AND EXPENSE RISK CHARGE

The Company charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the combined net assets of the Separate Account and Separate Account B of the Company's affiliate, AUSA Life Insurance Company, Inc., in the Fund, according to the following schedule:


   NET ASSETS                                           RATE FOR ALL ASSETS
   ------------------------------------------------------------------------
   Up to $2.5 billion                                          0.30%
   Over $2.5 billion and up to $5 billion                      0.28
   Over $5 billion                                             0.27
   ------------------------------------------------------------------------
   The charge is currently 0.27%.
   ------------------------------------------------------------------------


     The mortality and expense risk rates described above cannot be increased. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to the Company's surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then the Company will bear the loss.


                                A CLOSER LOOK AT

                      THE MORTALITY AND EXPENSE RISK CHARGE

     The Company assumes mortality risk in two ways. First, where Contract Owners elect an Annuity Payment Option under which the Company guarantees a number of payments over a life or joint lives, the Company assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, the Company assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

     The expense risk the Company assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, may not be great enough to cover the actual costs of issuing and administering the Contract.

16



ADMINISTRATIVE EXPENSE CHARGE
The Company assesses each Contract an annual ADMINISTRATIVE EXPENSE CHARGE to cover the cost of issuing and administering each Contract and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.10% annually of the net asset value of the Separate Account.

ANNUAL CONTRACT MAINTENANCE FEE
In certain situations, the Company charges an ANNUAL CONTRACT MAINTENANCE FEE of $25. The fee is to reimburse the Company for the costs it expects over the life of the Contract for maintaining each Contract and the Separate Account.

     The Company charges the fee if:
 .    Your Initial Purchase Payment is less than $25,000. In that case, your
     Initial Purchase Payment is reduced by a pro rated amount of the $25 fee to reflect the remaining portion of the calendar year of purchase.
 .    The Accumulated Value of your Contract is less than $25,000 on the last
     Business Day of any year. In that case, the fee will be deducted on the last Business Day of the year for the following year.
     The fee is deducted proportionately from each of the Portfolios you have selected.

FUND OPERATING EXPENSES
The value of the assets in the Separate Account will reflect the fees and expenses paid by Vanguard Variable Insurance Fund. A complete description of these expenses is found in the "Fee Table" section of this prospectus and in the "Management of the Fund" section of the Fund's Statement of Additional Information.


TAXES

INTRODUCTION
The following discussion of annuity taxation is general in nature and is based on the Company's understanding of the treatment of annuity contracts under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You should consult with a qualified tax adviser about your particular situation to ensure that your purchase of a Contract results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL
TAX DEFERRAL
Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Contract until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY CONTRACTS OWNED BY NONNATURAL PERSONS, page 18, and DIVERSIFICATION STANDARDS, page 18.)


                                A CLOSER LOOK AT

                                  TAX DEFERRAL


     Tax deferral means no current tax on earnings in your Contract. The amount you would have paid in income taxes can be left in the Contract and earn money for you.

     One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

     Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.


TAXATION OF FULL AND PARTIAL WITHDRAWALS
If you make a full or partial withdrawal (including a Systematic Withdrawal) from a Non-Qualified Contract during the Accumulation Phase, you as Contract Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Contract and then from the money you invested in the Contract. This "investment in the contract" can generally be described as the cost of the Contract, and it generally includes all Purchase Payments minus any amounts you have already received under the Contract that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Contract is treated as a partial withdrawal from a Contract. (If you are contemplating using your Contract as collateral for a loan, you may be asked to pledge or assign it.)

TAXATION OF ANNUITY PAYMENTS
When you take Annuity Payments in the Income Phase of a Non-Qualified Contract, for tax purposes each payment is deemed to return to you a portion of your investment in the Contract. Since with a Non-Qualified Contract you have already paid taxes on those amounts (the Contract was funded with after-tax dollars), you will not be taxed again on your investment--only on your earnings.
     For fixed Annuity Payments from a Non-Qualified Contract, in general, the Company calculates the taxable portion of each payment using a formula known as the "exclusion ratio." This formula establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. The Company then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.
     For variable Annuity Payments from a Non-Qualified Contract, in general, the Company calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, the Company divides the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.
     Once your investment in the Contract has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

TAXATION OF WITHDRAWALS AND DISTRIBUTIONS FROM QUALIFIED CONTRACTS
Generally, the entire amount distributed from a Qualified Contract is taxable to the Contract Owner. In the case of Qualified Contracts with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since the Company has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

TAX WITHHOLDING
Federal tax law requires that the Company withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies the Company of that election. In certain situations, the Company will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty.

PENALTY TAXES ON CERTAIN EARLY WITHDRAWALS
The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under an annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 591/2 (ii) made on or after the death of the Contract Owner or, where the Contract Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Contracts); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Contract (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) from a Qualified Contract (note, however, that other penalties may apply); (vi) under an immediate annuity contract (as defined in the Internal Revenue Code); (vii) that can be traced to an investment in the Contract prior to August 14, 1982; or (viii) under a Contract that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee separates from service.
     If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age59 1/2, or (b) before the taxpayer reaches age59 1/2. Because the Company cannot predict whether the payments will be substantially equal, the Company will report such withdrawals to the Internal Revenue Service as early withdrawals with no known exception.
     For Qualified Contracts, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

     The penalty tax may not apply to distributions from Qualified Contracts issued under Section 408(b) of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, or a distribution made on account of an Internal Revenue Service levy. Because the Company cannot verify that such an early withdrawal is for qualified higher education expenses or

18

a first home purchase, the Company will report such withdrawals to the Internal Revenue Service as early withdrawals with no known exception.

ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS
Where a non-natural person (for example, a corporation) holds a Contract, that Contract is generally not treated as an annuity contract for federal income tax purposes, and the income on that Contract (generally the increase in the net Accumulated Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply where the estate of a decedent acquires a Contract, where an employer purchases a Contract on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

MULTIPLE-CONTRACTS RULE
All non-qualified annuity contracts issued by the same company (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Contract prior to the Contract's Annuity Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-contracts rules through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a tax adviser before purchasing more than one Contract or other annuity contracts. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

TRANSFERS OF ANNUITY CONTRACTS
Any transfer of a Non-Qualified Contract during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Contract to the Contract Owner at the time of such transfer. The transferee's investment in the Contract will be increased by any amount included in the Contract Owner's income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code
Section 1041(a).

ASSIGNMENTS OF ANNUITY CONTRACTS
A transfer of ownership in a Contract, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Contract Owner considering such a transfer or assignment of a Contract should contact a tax adviser about the potential tax effects of such a transaction.

DIVERSIFICATION STANDARDS
To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A "look-through" rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.
     In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Contract may need to be modified in order to remain in compliance. For these reasons, the Company reserves the right to modify the Contract, as necessary, to maintain the tax-deferred status of the Contract.
     We intend to comply with the diversification regulations to assure that the Contract continues to be treated as an annuity contract for federal income tax purposes.

QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES
Generally, you may purchase Qualified Contracts only in connection with a "rollover" of funds from another individual retirement annuity (IRA) or qualified plan. Qualified Contracts must contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Contract should consult a personal tax adviser.

ACCESS TO YOUR MONEY

The value of your Contract can be accessed during the Accumulation Phase:

 .    By making a full or partial withdrawal.
 .    By electing an Annuity Payment Option.
 .    By your Beneficiary in the form of a Death Benefit.


FULL AND PARTIAL WITHDRAWALS
You may withdraw all or part of your money at any time during the Accumulation Phase of your Contract without a Company charge, provided the Annuitant or Joint Annuitant is still living. All partial withdrawals must be for at least $250.
     On the date the Company receives your request for a full withdrawal, the amount payable is the Accumulated Value.
     On the date the Company receives your request for a partial withdrawal, the Accumulated Value will be reduced by the amount of the partial withdrawal.
     BECAUSE YOU ASSUME THE INVESTMENT RISK UNDER THE CONTRACT, THE TOTAL AMOUNT PAID UPON A FULL WITHDRAWAL OF THE CONTRACT MAY BE MORE OR LESS THAN THE TOTAL PURCHASE PAYMENTS MADE (TAKING PRIOR WITHDRAWALS INTO ACCOUNT).
     To make a withdrawal, send your written request to the Vanguard Variable Annuity Center. Your written request should include your Contract number, Social Security number, the amount you wish to withdraw, how you want that amount allocated among the various Portfolios, the signature of all Contract Owners, and your federal tax withholding election.

SYSTEMATIC WITHDRAWALS
You may elect to have a specified dollar amount or a percentage of the balance withdrawn from your Contract's Accumulated Value on a monthly, quarterly, semiannual, or annual basis. The Company requires a Contract balance of at least $10,000 and a Portfolio balance of at least $1,000 in order to establish the systematic withdrawal program for your Contract. The minimum amount for each Systematic Withdrawal is $250.
     You may elect this option by completing the Vanguard Variable Annuity Plan Systematic Withdrawal Program Application Form. The Form must be signed by all Contract Owners and must be signature-guaranteed if you are directing the withdrawal payments to an address other than the Contract address.
     The Company must receive your Form at least 30 days before the date you want systematic withdrawals to begin. The Company will process each Systematic Withdrawal on the date and at the frequency you specified in your Systematic Withdrawal Program Application Form.
     You may change the amount to be withdrawn and the percentage or the frequency of distributions by telephone. Any other changes you make, including a change in the destination of the check or your election to cancel this option, must be made in writing, and should include signatures of all Contract Owners.

MINIMUM BALANCE REQUIREMENTS
The minimum required balance in any Portfolio is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $1,000, the Company will transfer the remaining balance to the other Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, the Company may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. The Company would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract.

PAYMENT OF FULL OR PARTIAL WITHDRAWAL PROCEEDS
The Company will pay cash withdrawals within seven days after receipt of your written request for withdrawal except in one of the following situations, in which the Company may delay the payment beyond seven days:
 .    The New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted.
 .    An emergency exists as defined by the Securities and Exchange Commission
     (the "SEC"), or the SEC requires that trading be restricted.
 .    The SEC permits a delay for your protection as a Contract Owner.
 .    The payment is derived from premiums paid by check, in which case the
     Company may delay payment until the check has cleared your bank, which may take up to ten calendar days.


                                   TAXATION OF
                                   WITHDRAWALS


     For important information on the tax consequences of withdrawals, see TAXATION OF FULL AND PARTIAL WITHDRAWALS, page 16, and PENALTY TAXES ON CERTAIN EARLY WITHDRAWALS, page 17.

20

TAX WITHHOLDING ON WITHDRAWALS
If you do not provide the Company with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires the Company to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government. In that case, we will withhold at a rate of 10%.


PERFORMANCE

STANDARDIZED PERFORMANCE
From time to time, the Company may advertise the yield and total return investment performance of a Portfolio for various periods, including quarter-to-date, year-to-date, one-year, five-year, and since inception. The Company will calculate advertised yields and total returns according to standardized methods prescribed by the SEC, so that all charges and expenses attributable to the Contract will be included. Including these fees has the effect of decreasing the advertised performance of a Portfolio, so that a Portfolio's investment performance will not be directly comparable to that of an ordinary mutual fund.

NON-STANDARDIZED PERFORMANCE
The Company may also advertise total return or other performance data in non-standardized formats that do not reflect the Annual Contract Maintenance Fee.

NOT INDICATIONS OF FUTURE PERFORMANCE
The performance measures discussed above are not intended to indicate or predict future performance.

STATEMENT OF ADDITIONAL INFORMATION
Please refer to the Statement of Additional Information for a description of the method used to calculate a Portfolio's yield and total return and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.


DEATH BENEFIT

IN GENERAL
If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is either the then-current Accumulated Value of the Contract or the sum of all Purchase Payments (minus any partial withdrawals and any applicable Premium Taxes)--whichever is greater. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.
     Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

DEATH OF THE ANNUITANT DURING THE ACCUMULATION PHASE
If the ANNUITANT dies during the Accumulation Phase, the BENEFICIARY will be entitled to the Death Benefit. When we receive Due Proof of Death of the Annuitant, we will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant's death. However, if the Contract Owner does not make such a choice and the Company has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant's death.
     Paid as a lump sum, the Death Benefit is the greater of:
(1)  The Accumulated Value on the date we receive Due Proof of Death; or
(2) The amount of all Purchase Payments made to date minus the amount of all partial withdrawals and Premium Taxes, if any.
     Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:
(1) The Accumulated Value ten Business Days prior to the Annuity Date elected by the Beneficiary and approved by the Company; or
(2) The amount of all Purchase Payments minus the amount of all partial withdrawals and Premium Taxes, if any.


                                   DEFINITION

                               DUE PROOF OF DEATH


     When the term "Due Proof of Death" is used in this prospectus we mean any of the following:
     .    A certified death certificate
     . A certified decree of a court of competent jurisdiction as to the finding of death
     .    A written statement by a medical doctor who attended the deceased
     .    Any other proof satisfactory to the Company

DEATH OF THE ANNUITANT DURING THE INCOME PHASE
The Death Benefit, if any, payable if the ANNUITANT dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant's death, the Company will pay the Death Benefit, if any, to the BENEFICIARY under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.


                                  A WORD ABOUT

                                JOINT ANNUITANTS


     The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

     During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

     During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant's death during the Income Phase will have no effect on the benefits due under the Contract.


DESIGNATION OF A BENEFICIARY
The Contract Owner may select one or more BENEFICIARIES and name them on the Application. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to the Company and obtaining approval from the Company. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.
     If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:
 .    If there is more than one Beneficiary, each will share in the Death Benefit equally.
 .    If one or two or more Beneficiaries have already died, the Company will pay that share of the Death Benefit equally to the survivor(s).
 .    If no Beneficiary is living, the Company will pay the proceeds to the
     Contract Owner.
 .    If a Beneficiary dies at the same time as the Annuitant, the Company will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant's death and before the Company receives due proof of the Annuitant's death, the Company will pay proceeds as though the Beneficiary had died first.
     If a Beneficiary who is receiving Annuity Payments dies, the Company will pay any remaining Payments Certain to that Beneficiary's named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

DEATH OF THE CONTRACT OWNER
DEATH OF THE CONTRACT OWNER DURING THE ACCUMULATION PHASE. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, the Company must pay out the entire value of the Contract within five years of the date of death. First exception:
If the entire value is to be distributed to the Owner's Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner's death. Second exception: If the Owner's Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. ("Owner's Designated
Beneficiary" means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner's death.) If the Contract Owner and the Annuitant are the same person, then upon that person's death the Beneficiary is entitled to the Death Benefit. In this regard, see DEATH OF THE ANNUITANT DURING THE ACCUMULATION PHASE, page 20.

DEATH OF THE CONTRACT OWNER DURING THE INCOME PHASE. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, the Company must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

22

NON-NATURAL PERSON AS CONTRACT OWNER. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the "primary Annuitant" is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a "primary Annuitant" as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the "primary Annuitant" is also treated as the death of the Contract Owner for purposes of federal tax law.

PAYMENT OF LUMP-SUM DEATH BENEFITS
The Company will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which the Company may delay the payment beyond seven days:
 .    The New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted.
 .    An emergency exists as defined by the SEC, or the SEC requires that trading be restricted.
 .    The SEC permits a delay for your protection as a Contract Owner.
 .    The payment is derived from premiums paid by check, in which case the
     Company may delay payment until the check has cleared your bank, which may take up to ten calendar days.


OTHER INFORMATION

PEOPLES BENEFIT LIFE INSURANCE COMPANY (THE "COMPANY," "WE," "US,"
"OUR")

Peoples Benefit Life Insurance Company is an Iowa stock life insurance company incorporated on August 6, 1920, with offices at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. It is principally engaged in offering life insurance and annuity contracts, and is licensed in 49 states, the District of Columbia, and Puerto Rico.

     As of December 31, 1999, the Company had statutory-basis assets of approximately $13.2 billion. It is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. AEGON N.V. of The Netherlands indirectly owns all of the stock of AEGON USA, Inc. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

PEOPLES BENEFIT LIFE INSURANCE COMPANY SEPARATE ACCOUNT IV

Established by the Company on July 16, 1990, the Separate Account operates under Iowa law.
     The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940 (the "1940 Act"). Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.
     The Company owns the assets of the Separate Account, and the obligations under the Contract are obligations of the Company. These assets are held separately from the other assets of the Company and are not chargeable with liabilities incurred in any other business operation of the Company (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). The Company will always keep assets in the Separate Account with a value at least equal to the total Accumulated Value under the Contracts. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account the Company maintains.
     The Separate Account has thirteen Subaccounts, each of which invests solely in a corresponding Portfolio of the Fund. Additional Subaccounts may be established at the Company's discretion. The Separate Account meets the definition of a "separate account" under Rule 0-1(e)(1) of the 1940 Act.

CONTRACT OWNER ("YOU," "YOUR")
The Contract Owner is the person or persons designated as the Contract Owner in the Application to participate in the Contract. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

PAYEE
The Payee is the Contract Owner, Annuitant, Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

FREE LOOK PERIOD

The Contract provides for a Free Look Period of at least 10 days after the Contract Owner receives the Contract (20 or more days in some instances as specified in your Contract) plus 5 days for mailing. The Contract Owner may cancel the Contract during the Free Look Period by returning it to the Vanguard Variable Annuity Center, P.O. Box 1105, Valley Forge, PA 19482-1105. Upon cancellation, the Contract is treated as void from the Contract Date and the Contract Owner will receive the greater of the Purchase Payments made under the Contract or the Accumulated Value of the Contract as of the day the Contract is received by the Company, except in Pennsylvania, where the Contract Owner will receive the Accumulated Value plus fees and charges deducted from Purchase Payments whether or not this amount exceeds Purchase Payments made under the Contract.
     Withdrawals are not permitted during the Free Look Period.

ADMINISTRATIVE SERVICES

Administrative services are provided by The Vanguard Group, Inc., Vanguard Variable Annuity Center, 100 Vanguard Boulevard, Malvern, PA 19355.

DISTRIBUTOR OF THE CONTRACTS

The Vanguard Group, Inc., through its wholly owned subsidiary, Vanguard Marketing Corporation, is the principal distributor of the Contract. During the fiscal year ended September 30, 1999, each Portfolio incurred distribution and marketing expenses representing 0.01% (0.02% for the Money Market Portfolio and 0% for the Short-Term Corporate, Diversified Value, Mid-Cap Index, and REIT Index Portfolios) of each Portfolio's average net assets. These expenses are guaranteed not to exceed 0.20% of each Portfolio's average month-end net assets. A complete description of the services provided by Vanguard Marketing Corporation is found in the "Management of the Fund" section in the Fund's Statement of Additional Information. The principal business address for The Vanguard Group, Inc. is 100 Vanguard Boulevard, Malvern, PA 19355.

VOTING RIGHTS

The Fund does not hold regular meetings of shareholders. The Trustees of the Fund may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, the Company will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Portfolio. The Company will vote Fund shares as to which no timely instructions are received and those shares held by the Company as to which Contract Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.
     Prior to the Annuity Date, the Contract Owner holds a voting interest in each Portfolio to which the Accumulated Value is allocated. The number of votes which are available to a Contract Owner will be determined by dividing the Accumulated Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Date, the votes attributable to a Contract decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.
     The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

The Company retains the right, subject to any applicable law, to make certain changes. The Company reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Fund or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in the Company's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Contract Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.
     The Company may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. The Company will make any new Portfolios available to existing Contract Owners on a basis the Company will determine. The Company may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.
     In the event of any such substitution or change, the Company may, by appropriate endorsement, make whatever changes in the Contracts may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Company may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under

24

the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

FINANCIAL STATEMENTS

The audited statutory-basis financial statements of the Company and the audited financial statements of the subaccounts of the Separate Account which are available for investment by Vanguard Variable Annuity Plan Contract Owners (as well as the Independent Auditors' Reports on them) are contained in the Statement of Additional Information.

AUDITORS

Ernst & Young LLP serves as independent auditors for the Company and the subaccounts of the Separate Account which are available for investment by Vanguard Variable Annuity Plan Contract Owners and audits their financial statements annually.

LEGAL MATTERS

The law firm of Jorden Burt Boros Cicchetti Berenson & Johnson LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Contract under the applicable federal securities laws. On behalf of the Company, Gregory E. Miller-Breetz, Esquire, has passed upon all matters of Iowa law pertaining to the validity of the Contract and the Company's right to issue the Contract.

Table of Contents for the Vanguard Variable Annuity Plan Contract Statement of Additional Information


       Contents

B-2  THE CONTRACT

B-2  Computation of Variable Annuity Income Payments

B-3  Exchanges

B-3  Joint Annuitant

B-3  GENERAL MATTERS

B-3  Non-Participating

B-3  Misstatement of Age or Sex

B-3  Assignment

B-4  Annuity Data

B-4  Annual Report

B-4  Incontestability

B-4  Ownership

B-4  DISTRIBUTION OF THE CONTRACT

B-4  PERFORMANCE INFORMATION

B-4  Subaccount Inception Dates

B-5  Money Market Subaccount Yields

B-5  30-Day Yield for Non-Money Market Subaccounts

B-6  Standardized Average Annual Total Return

B-8  ADDITIONAL PERFORMANCE MEASURES

B-8 Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return

B-9  Non-Standardized Total Return Year-to-Date

B-10 Non-Standardized One Year Return

B-10 SAFEKEEPING OF ACCOUNT ASSETS

B-10 CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

B-11 THE COMPANY

B-11 TAXES

B-11 STATE REGULATION OF THE COMPANY

B-12 RECORDS AND REPORTS

B-12 LEGAL PROCEEDINGS

B-12 OTHER INFORMATION

B-12 FINANCIAL STATEMENTS

26

APPENDIX


CONDENSED FINANCIAL INFORMATION
The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount are as follows:

For the period April 29, 1991 through December 31, 1999
----------------------------------------------------------------------------------------------------------
                                       HIGH-        HIGH      SHORT-
                           MONEY       GRADE       YIELD        TERM               DIVERSIFIED      EQUITY
                          MARKET        BOND        BOND   CORPORATE    BALANCED         VALUE      INCOME
----------------------------------------------------------------------------------------------------------
Accumulation unit value as of:
   Start Date*             1.000      10.000      10.000      10.000      10.000        10.000      10.000
   12/31/1991              1.032      11.027          --          --      10.802            --          --
   12/31/1992              1.064      11.656          --          --      11.514            --          --
   12/31/1993              1.091      12.695          --          --      12.961            --      10.488
   12/31/1994              1.130      12.290          --          --      12.815            --      10.304
   12/31/1995              1.191      14.437          --          --      16.885            --      14.239
   12/31/1996              1.250      14.882      10.871          --      19.532            --      16.820
   12/31/1997              1.314      16.219      12.135          --      23.946            --      22.503
   12/31/1998              1.381      17.546      12.576          --      26.729            --      26.365
   12/31/1999              1.447      17.343      12.892      10.180      27.774         8.662      25.617
Number of units outstanding as of:
   12/31/1991             32,495       2,122          --          --       3,395            --          --
   12/31/1992             75,564       4,417          --          --       8,682            --          --
   12/31/1993            109,190       6,592          --          --      16,164            --       6,411
   12/31/1994            154,415       6,589          --          --      16,429            --       6,089
   12/31/1995            183,867       8,684          --          --      17,021            --       7,355
   12/31/1996            246,219       9,395       3,042          --      17,307            --       9,260
   12/31/1997            282,813      12,403       7,810          --      19,528            --      13,361
   12/31/1998            387,603      18,252      10,817          --      21,507            --      15,409
   12/31/1999            456,736      17,857      10,721       3,165      20,007         3,397      14,334
   (UNITS ARE SHOWN IN THOUSANDS)
----------------------------------------------------------------------------------------------------------

For the period April 29, 1991 through December 31, 1999
---------------------------------------------------------------------------------------------------------------
                                                                                         SMALL
                                      EQUITY                 MID-CAP        REIT       COMPANY
                                       INDEX      GROWTH       INDEX       INDEX        GROWTH    INTERNATIONAL
---------------------------------------------------------------------------------------------------------------
Accumulation unit value as of:
   Start Date*                        10.000      10.000      10.000      10.000        10.000           10.000
   12/31/1991                         11.275          --          --          --            --               --
   12/31/1992                         12.039          --          --          --            --               --
   12/31/1993                         13.144      10.569          --          --            --               --
   12/31/1994                         13.224      10.964          --          --            --           10.128
   12/31/1995                         18.073      15.089          --          --            --           11.678
   12/31/1996                         22.098      19.057          --          --         9.725           13.319
   12/31/1997                         29.301      24.034          --          --        10.970           13.708
   12/31/1998                         37.565      33.697          --          --        11.792           16.226
   12/31/1999                         45.300      41.101      12.454       9.738        18.957           20.265
Number of units outstanding as of:
   12/31/1991                          2,311          --          --          --            --               --
   12/31/1992                          9,645          --          --          --            --               --
   12/31/1993                         12,971       4,879          --          --            --               --
   12/31/1994                         13,676       8,004          --          --            --            6,818
   12/31/1995                         16,292      11,857          --          --            --            8,146
   12/31/1996                         19,360      15,744          --          --         5,362           12,435
   12/31/1997                         28,886      18,975          --          --        11,350           14,597
   12/31/1998                         28,884      23,656          --          --        11,841           14,564
   12/31/1999                         33,247      26,900       5,746       2,281        14,077           15,970
   (UNITS ARE SHOWN IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------

* Date of commencement of operations for the High-Grade Bond and Equity Index Subaccounts was April 29, 1991, for the Money Market Subaccount was May 2, 1991, for the Balanced Subaccount was May 23, 1991, for the Equity Income and Growth Subaccounts was June 7, 1993, for the International Subaccount was June 3, 1994, for the High Yield Bond and Small Company Growth Subaccounts was June 3, 1996, and for the Short Term Corporate, Diversified Value, Mid-Cap Index, and REIT Index Subaccounts was February 8, 1999.

                     PEOPLES BENEFIT LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT IV

                       STATEMENT OF ADDITIONAL INFORMATION
                                     FOR THE
                     VANGUARD VARIABLE ANNUITY PLAN CONTRACT

                                   OFFERED BY
                     PEOPLES BENEFIT LIFE INSURANCE COMPANY

                             (AN IOWA STOCK COMPANY)
                             ADMINISTRATIVE OFFICES

                              4333 EDGEWOOD ROAD NE
                            CEDAR RAPIDS, IOWA 52499

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Vanguard Variable Annuity Plan Contract (the "Contract") offered by Peoples Benefit Life Insurance Company (the "Company"). You may obtain a copy of the Prospectus dated April 30, 2000 by calling 800-522-5555, or writing to Vanguard Variable Annuity Center, P.O. Box 1105, Valley Forge, PA 19482-1105. Terms used in the current Prospectus for the Contract are incorporated in this Statement.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                                 April 30, 2000

TABLE OF CONTENTS                                                         PAGE
------------------------------------------------------------------------- ----

THE CONTRACT                                                               B-2
  Computation of Variable Annuity Income Payments                          B-2
  Exchanges                                                                B-3
  Joint Annuitant                                                          B-3
GENERAL MATTERS                                                            B-3
  Non-Participating                                                        B-3
  Misstatement of Age or Sex                                               B-3
  Assignment                                                               B-3
  Annuity Data                                                             B-4
  Annual Report                                                            B-4
  Incontestability                                                         B-4
  Ownership                                                                B-4
DISTRIBUTION OF THE CONTRACT                                               B-4
PERFORMANCE INFORMATION                                                    B-4
  Subaccount Inception Dates                                               B-4
  Money Market Subaccount Yields                                           B-5
  30-Day Yield for Non-Money Market Subaccounts                            B-5
  Standardized Average Annual Total Return                                 B-6
ADDITIONAL PERFORMANCE MEASURES                                            B-8
  Non-Standardized Cumulative Total Return and Non-Standardized Average
    Annual Total Return                                                    B-8
  Non-Standardized Total Return Year-to-Date                               B-9

  Non-Standardized One Year Return                                         B-10

SAFEKEEPING OF ACCOUNT ASSETS                                              B-10
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS                         B-10

THE COMPANY                                                                B-11
TAXES                                                                      B-11

STATE REGULATION OF THE COMPANY                                            B-11

RECORDS AND REPORTS                                                        B-12
LEGAL PROCEEDINGS                                                          B-12
OTHER INFORMATION                                                          B-12
FINANCIAL STATEMENTS                                                       B-12

                                  THE CONTRACT

  In order to supplement the description in the Prospectus, the following provides additional information about the Contract which may be of interest to Contract Owners.

Computation of Variable Annuity Income Payments

  Variable Annuity Income Payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Table contained in the Contract corresponding to the Annuity Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

  The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit value for the Subaccount ten Business Days before the due date of the Annuity Payment.

  The Annuity Unit value for each Subaccount was initially established at $10.00 on the day money was first deposited in that Subaccount. The Annuity Unit value for any subsequent Business Day is equal to (a) times (b) times (c), where:

  (a) the Annuity Unit value for the immediately preceding Business Day;

  (b) the Net Investment Factor for the day;

  (c) the investment result adjustment factor (0.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

  The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

  (a) any increase or decrease in the value of the Subaccount due to investment results;

  (b) a daily charge for the mortality and expense risks assumed by the Company corresponding to an annual rate according to the following schedule:

                                                                 Rate For
  Net Assets*                                                   All Assets
  -----------                                                   ----------

  Up to $2.5 Billion .............................................0.30%
  Over $2.5 Billion and Up To $5 Billion .........................0.28%
  Over $5 Billion ................................................0.27%

  *Based on combined net assets of the Separate Account and Separate Account B of AUSA Life Insurance Company, Inc.

  (c) a daily charge for the cost of administering the Contract corresponding to an annual charge of 0.10%.

  (d) an annual charge of $25 for maintenance of Contracts valued at less than $25,000 at time of initial purchase and on the last business day of each year.

  The Annuity Tables contained in the Contract are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachusetts and Montana, the Annuity Tables contained in the Contract are based on a 60% female/40% male blending of the above, for all annuitants of either gender.

Exchanges

  After the Annuity Date, if a Variable Annuity Option has been chosen, the Contract Owner may, by making written request or by calling the Vanguard Variable Annuity Center, exchange the current value of the existing Subaccount to Annuity Units of any other Subaccount then available. The request for the exchange must be received, however, at least 10 Business Days prior to the first payment date on which the exchange is to take effect. This exchange shall result in the same dollar amount of Annuity Payment on the date of exchange. The Contract Owner is limited to two substantive exchanges (at least 30 days apart) from a Portfolio (except the Money Market Portfolio) in any Contract Year, and the value of the Annuity Units exchanged must provide a monthly Annuity Payment of at least $100 at the time of the exchange. "Substantive" means a dollar amount that The Vanguard Group, Inc. determines, in its sole discretion, could adversely affect management of the Fund.

  Exchanges will be made using the Annuity Unit value for the Subaccounts on the date the request for exchange is received by the Company. On the exchange date, the Company will establish a value for the current Subaccount by multiplying the Annuity Unit value by the number of Annuity Units in the existing Subaccount, and compute the number of Annuity Units for the new Subaccount by dividing the Annuity Unit value of the new Subaccount into the value previously calculated for the existing Subaccount.

Joint Annuitant

  The Contract Owner may, in the Contract Application or by written request at least 30 days prior to the Annuity Date, name a Joint Annuitant. Such Joint Annuitant must meet the Company's underwriting requirements. If approved by the Company, the Joint Annuitant shall be named on the Contract Schedule or added by endorsement. An Annuitant or Joint Annuitant may not be replaced.

  The Annuity Date shall be determined based on the date of birth of the Annuitant. If the Annuitant or Joint Annuitant dies prior to the Annuity Date, the survivor shall be the sole Annuitant. Another Joint Annuitant may not be designated. Payment to a Beneficiary shall not be made until the death of the surviving Annuitant.

                                 GENERAL MATTERS

Non-Participating

  The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of the Company.

Misstatement of Age or Sex

  Depending on the state of issue of a Contract, the Company may require proof of age and/or sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Contract are incorrect, the Company will change the Annuity Benefits payable to those which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age or sex after payments have commenced, the Company will: (1) in the case of underpayment, pay the full amount due with the next payment; or (2) in the case of overpayment, deduct the amount due from one or more future payments.

Assignment

  Any Nonqualified Contract may be assigned by the Contract Owner prior to the Annuity Date and during the Annuitant's lifetime. The Company is not responsible for the validity of any assignment. No assignment will be recognized until the Company receives written notice thereof. The interest of any Beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum, notwithstanding any settlement agreement in effect at the time assignment was executed. The Company shall not be liable as to any payment or other settlement made by the Company before receipt of written notice.

Annuity Data

  The Company will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to the Company.

Annual Report

  Once each Contract Year, the Company will send the Contract Owner an annual report of the current Accumulated Value allocated to each Subaccount; and any Purchase Payments, charges, exchanges or withdrawals during the year. This report will also give the Contract Owner any other information required by law or regulation. The Contract Owner may ask for a report like this at any time.

Incontestability

  This Contract is incontestable from the Contract Date, subject to the "Misstatement of Age or Sex" or "Misstatement of Age" provision.

Ownership

  The Owner of the Contract on the Contract Date is the Annuitant, unless otherwise specified in the Application. The Owner may specify a new Owner by written notice at any time thereafter. The term Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Owner. During the Annuitant's lifetime all rights and privileges under this Contract may be exercised solely by the Owner. Upon the death of the Owner(s), Ownership is retained by the surviving Joint Owner or passes to the Owner's Designated Beneficiary, if one has been designated by the Owner. If no Owner's Designated Beneficiary is designated or if no Owner's Designated Beneficiary is living, the Owner's Designated Beneficiary is the Owner's estate. From time to time the Company may require proof that the Owner is still living.

                          DISTRIBUTION OF THE CONTRACT

  The Vanguard Group, Inc., through its wholly owned subsidiary, Vanguard Marketing Corporation, is the principal distributor of the Contract. During the fiscal year ended September 30, 1999, each Portfolio incurred distribution and marketing expenses representing 0.01% (0.02% for the Money Market Portfolio and 0% for the Short-Term Corporate, Diversified Value, Mid-Cap Index, and REIT Index Portfolios) of each Portfolio's average net assets. These expenses are guaranteed not to exceed 0.20% of each Portfolio's average month-end net assets. A complete description of the services provided by Vanguard Marketing Corporation is found in the "Management of the Fund" section in the Fund's Statement of Additional Information. The principal business address for The Vanguard Group, Inc. is 100 Vanguard Boulevard, Malvern, PA 19355.

                             PERFORMANCE INFORMATION

  Performance information for the Subaccounts, including the yield and effective yield of the Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners.

Subaccount Inception Dates

  Where applicable, the following Subaccount inception dates are used in the calculation of performance figures: April 29, 1991 for the Equity Index Subaccount and the High-Grade Bond Subaccount; May 2, 1991 for the Money Market Subaccount; May 23, 1991 for the Balanced Subaccount; June 7, 1993 for the Equity Income Subaccount and the Growth Subaccount; June 3, 1994 for the International Subaccount; June 3, 1996 for the High Yield Bond Subaccount and the Small Company Growth Subaccount; February 8, 1999 for the Diversified Value Subaccount and the Short-Term Corporate Subaccount; and February 9, 1999 for the Mid-Cap Index Subaccount and the REIT Index Subaccount.

  The underlying series of Vanguard Variable Insurance Fund in which the Mid-Cap Index Subaccount and the REIT Index Subaccount invest commenced operations on February 8, 1999 (and sold shares to these subaccounts on that day), but they held all of their assets in money market instruments until February 9, 1999, when performance measurement begins.

Money Market Subaccount Yields

  Current yield for the Money Market Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base-period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

  Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

               Effective Yield = [(Base Period Return +1)365/7] -1

  The yield of the Money Market Subaccount for the 7-day period ended December 31, 1999, was 5.38%.

30-Day Yield for Non-Money Market Subaccounts

  Quotations of yield for the remaining Subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                           YIELD = 2[(a - b + 1)6 -1]
                                      -----
                                      c x d

Where:

  [a] equals the net investment income earned during the period by the Series attributable to shares owned by a Subaccount
  [b]  equals the expenses accrued for the period (net of reimbursements)
  [c] equals the average daily number of Units outstanding during the period [d] equals the maximum offering price per Accumulation Unit on the last day of the period

Yield on the Subaccount is earned from the increase in net asset value of shares of the Series in which the Subaccount invests and from dividends declared and paid by the Series, which are automatically reinvested in shares of the Series.

  The yield of each Subaccount for the 30-day period ended December 31, 1999, is set forth below. Yields are calculated daily for each Subaccount. Premiums and discounts on asset-backed securities are not amortized.

  High-Grade Bond Subaccount ...........................6.50%
  High Yield Bond Subaccount ...........................9.28%
  Short-Term Corporate Subaccount ......................6.53%
  Balanced Subaccount ..................................3.60%
  Diversified Value Subaccount .........................2.33%
  Equity Income Subaccount .............................2.19%
  Equity Index Subaccount ..............................0.63%
  Growth Subaccount ....................................0.00%
  Mid-Cap Index Subaccount .............................0.53%
  REIT Index Subaccount ................................---
  Small Company Growth Subaccount ......................0.17%
  International Subaccount .............................---

Standardized Average Annual Total Return

  When advertising performance of the Subaccounts, the Company will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads or sales charges, the Annual Contract Maintenance Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any. In calculating performance information, the Annual Contract Maintenance Fee is reflected as a percentage equal to the total amount of fees collected during a year divided by the total average net assets of the Portfolios during the same year. The fee is assumed to remain the same in each year of the applicable period. The fee is prorated to reflect only the remaining portion of the calendar year of purchase. Thereafter, the fee is deducted on the last business day of the year for the following year, on a pro rata basis, from each of the Portfolios you have chosen.

  Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, three, five and 10 years (or, if less, up to the life of the Subaccount) and year-to-date, six months to date, month-to-date, and quarter-to-date, calculated pursuant to the formula:

                                P(1 + T)n = ERV
Where:

  (1) [P] equals a hypothetical Initial Purchase Payment of $1,000

  (2) [T] equals an average annual total return

  (3) [n] equals the number of years

  (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 Purchase Payment made at the beginning of the period (or fractional portion thereof)

  The following tables show the average annual total return for the Subaccounts for the period beginning at the inception of each Subaccount and ending on December 31, 1999.


                                                                                                                           Since
                                                                                                   Year    Year Ended   Subaccount
                                                                    1 year   3 years   5 years   to date     12/31/99   Inception*
                                                                    ------   -------   -------   -------     --------   ----------

  Money Market Subaccount.........................................    4.79%     4.99%     5.04%     4.79%        4.79%        4.32%
  High-Grade Bond Subaccount......................................   -1.17%     5.22%     7.11%    -1.17%       -1.17%        6.51%
  High Yield Bond Subaccount......................................    2.51%     5.84%      ---      2.51%        2.51%        7.35%
  Short-Term Corporate Subaccount.................................     ---       ---       ---       ---          ---         1.79%
  Balanced Subaccount.............................................    3.90%    12.44%    16.71%     3.90%        3.90%       12.56%
  Diversified Value Subaccount....................................     ---       ---       ---       ---          ---       -13.39%
  Equity Income Subaccount........................................   -2.85%    15.04%    19.96%    -2.85%       -2.85%       15.37%
  Equity Index Subaccount.........................................   20.57%    27.02%    27.90%    20.57%       20.57%       18.98%
  Growth Subaccount...............................................   21.96%    29.19%    30.23%    21.96%       21.96%       23.98%
  Mid-Cap Index Subaccount........................................     ---       ---       ---       ---          ---        24.53%
  REIT Index Subaccount...........................................     ---       ---       ---       ---          ---        -2.63%
  Small Company Growth Subaccount.................................   60.75%    24.90%      ---     60.75%       60.75%       19.57%
  International Subaccount........................................   24.88%    15.00%    14.86%    24.88%       24.88%       13.47%

-------------
*Refer to "Subaccount Inception Dates" under the "PERFORMANCE INFORMATION" section of this Statement of Additional Information.

                                                                                        Month-     Quarter-     6 Months-
                                                                                       to-date      to-date       to-date
                                                                                       -------      -------     ---------
  Money Market Subaccount.............................................................   0.45%       1.30%        2.50%
  High-Grade Bond Subaccount..........................................................  -0.48%      -0.12%        0.44%
  High Yield Bond Subaccount..........................................................   0.90%       2.66%        1.50%
  Short-Term Corporate Subaccount.....................................................   0.19%       0.90%        1.71%
  Balanced Subaccount.................................................................   0.84%       2.31%       -3.14%
  Diversified Value Subaccount........................................................  -4.77%      -6.70%      -22.31%
  Equity Income Subaccount............................................................  -4.08%      -0.96%       -9.55%
  Equity Index Subaccount.............................................................   5.93%      14.85%        7.58%
  Growth Subaccount...................................................................   7.07%      20.03%       14.12%
  Mid-Cap Index Subaccount............................................................   5.89%      17.22%        7.44%
  REIT Index Subaccount...............................................................   2.93%      -0.86%       -8.75%
  Small Company Growth Subaccount.....................................................  24.71%      47.13%       46.49%
  International Subaccount............................................................  10.64%      21.00%       20.74%

  All total return figures reflect the deduction of the administrative charge, and the mortality and expense risk charge. The SEC requires that an assumption be made that the Contract Owner surrenders the entire Contract at the end of the 1-, 5- and 10-year periods (or, if less, up to the life of the Subaccount) for which performance is required to be calculated.

  Performance information for a Subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely-used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

  Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

  Reports and marketing materials may, from time to time, include information concerning the rating of Peoples Benefit Life Insurance Company as determined by A.M. Best, Moody's, Standard & Poor's or other recognized rating services. Reports and promotional literature may also contain other information including
(i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

                        ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return

  The Company may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. The Company may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year and periods less than one year, the Non- Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see Fee Table in the Prospectus), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Maintenance Fee or Premium Taxes (if any), which, if included, would reduce the percentages reported by the Company.

                    Non-Standardized Cumulative Total Return
                           For Period Ending 12/31/99

                                                                       Since
                              Month-   Quarter-   6 Month-   One    Subaccount
                             to-date    to-date   to-date    Year   Inception*
                             --------  ---------  --------  ------  -----------

  Money Market Subaccount..     0.45%      1.30%     2.50%   4.80%       44.72%
  High-Grade Bond
   Subaccount..............    -0.48%     -0.11%     0.45%  -1.16%       73.43%
  High Yield Bond
   Subaccount..............     0.90%      2.66%     1.51%   2.52%       28.92%
  Short-Term Corporate
   Subaccount..............     0.19%      0.90%     1.71%    ---         1.80%
  Balanced Subaccount......     0.84%      2.31%    -3.13%   3.91%      177.74%
  Diversified Value
   Subaccount..............    -4.77%     -6.70%   -22.30%    ---       -13.38%
  Equity Income Subaccount.    -4.08%     -0.96%    -9.54%  -2.84%      156.17%
  Equity Index Subaccount..     5.93%     14.86%     7.58%  20.58%      352.98%
  Growth Subaccount........     7.07%     20.03%    14.12%  21.97%      311.01%
  Mid-Cap Index Subaccount.     5.89%     17.22%     7.45%    ---        24.54%
  REIT Index Subaccount....     2.93%     -0.86%    -8.74%    ---        -2.62%
  Small Company Growth
   Subaccount..............    24.71%     47.14%    46.50%  60.76%       89.57%
  International Subaccount.    10.65%     21.00%    20.74%  24.89%      102.65%

_____________
*Refer to "Subaccount Inception Dates" under the "PERFORMANCE INFORMATION" section of this Statement of Additional Information.

                 Non-Standardized Average Annual Total Returns
                           For Period Ending 12/31/99

                                                                       Since
                                                                    Subaccount
                                One Year   Three Year   Five Year   Inception*
                                ---------  -----------  ----------  -----------

  Money Market Subaccount.....      4.80%        5.01%       5.06%        4.36%
  High-Grade Bond Subaccount..     -1.16%        5.23%       7.13%        6.55%
  High Yield Bond Subaccount..      2.52%        5.85%        ---         7.36%
  Short-Term Corporate
   Subaccount.................       ---          ---         ---         1.80%
  Balanced Subaccount.........      3.91%       12.45%      16.73%       12.60%
  Diversified Value Subaccount       ---          ---         ---       -13.38%
  Equity Income Subaccount....     -2.84%       15.05%      19.98%       15.40%
  Equity Index Subaccount.....     20.58%       27.03%      27.92%       19.02%
  Growth Subaccount...........     21.97%       29.20%      30.25%       24.01%
  Mid-Cap Index Subaccount....       ---          ---         ---        24.54%
  REIT Index Subaccount.......       ---          ---         ---        -2.62%
  Small Company Growth
   Subaccount.................     60.76%       24.92%        ---        19.58%
  International Subaccount....     24.89%       15.02%      14.88%       13.50%

_____________
*Refer to "Subaccount Inception Dates" under the "PERFORMANCE INFORMATION" section of this Statement of Additional Information.

Non-Standardized Total Return Year-to-Date

  The Company may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Maintenance Fee or Premium Taxes (if any), which, if included, would reduce the percentages reported by the Company.

                                                   Total Return YTD
                                                     as of 12/31/99
                                                     --------------

  Money Market Subaccount                              4.80%
  High-Grade Bond Subaccount                          -1.16%
  High Yield Bond Subaccount                           2.52%
  Short-Term Corporate Subaccount                        ---
  Balanced Subaccount                                  3.91%
  Diversified Value Subaccount                           ---
  Equity Income Subaccount                            -2.84%
  Equity Index Subaccount                             20.58%
  Growth Subaccount                                   21.97%
  Mid-Cap Index Subaccount                               ---
  REIT Index Subaccount                                  ---
  Small Company Growth Subaccount                     60.76%
  International Subaccount                            24.89%

Non Standardized One Year Return

  The Company may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Maintenance Fee or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

                                      1999    1998    1997    1996    1995
                                     ------  ------  ------  ------  ------

  Money Market Subaccount..........   4.80%   5.11%   5.10%   4.97%   5.34%
  High-Grade Bond Subaccount.......  -1.16%   8.18%   8.98%   3.08%  17.47%
  High Yield Bond Subaccount.......   2.52%   3.63%  11.63%    ---     ---
  Short-Term Corporate Subaccount..    ---     ---     ---     ---     ---
  Balanced Subaccount..............   3.91%  11.62%  22.60%  15.68%  31.76%
  Diversified Value Subaccount.....    ---     ---     ---     ---     ---
  Equity Income Subaccount.........  -2.84%  17.16%  33.78%  18.13%  38.19%
  Equity Index Subaccount..........  20.58%  28.21%  32.59%  22.27%  36.67%
  Growth Subaccount................  21.97%  40.20%  26.12%  26.29%  37.62%
  Mid-Cap Index Subaccount.........    ---     ---     ---     ---     ---
  REIT Index Subaccount............    ---     ---     ---     ---     ---
  Small Company Growth Subaccount..  60.76%   7.49%  12.80%    ---     ---
  International Subaccount.........  24.98%  18.36%   2.92%  14.05%  15.31%



                                      1994    1993    1992
                                     -----   -----   -----

  Money Market Subaccount..........   3.66%   2.47%   3.10%
  High-Grade Bond Subaccount.......  -3.19%   8.92%   5.70%
  High Yield Bond Subaccount.......    ---     ---     ---
  Short-Term Corporate Subaccount..    ---     ---     ---
  Balanced Subaccount..............  -1.13%  12.56%   6.59%
  Diversified Value Subaccount.....    ---     ---     ---
  Equity Income Subaccount.........  -1.76%    ---     ---
  Equity Index Subaccount..........   0.61%   9.18%   6.77%
  Growth Subaccount................   3.74%    ---     ---
  Mid-Cap Index Subaccount.........    ---     ---     ---
  REIT Index Subaccount............    ---     ---     ---
  Small Company Growth Subaccount..    ---     ---     ---
  International Subaccount.........    ---     ---     ---


                         SAFEKEEPING OF ACCOUNT ASSETS

  Title to assets of the Separate Account is held by the Company. The assets are kept physically segregated and held separate and apart from the Company's general account assets. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the Subaccounts.

               CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

  The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of the Company or other insurance companies. Although the Company believes it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts. In the event a material conflict does exist, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Fund if required by law, to resolve the matter.

                                  THE COMPANY

  The Company is a direct subsidiary of Monumental Life Insurance Company, Capital Liberty, L.P., and Commonwealth General Corporation, which, respectively, have 76.3%, 20%, and 3.7% interests in the Company. Monumental Life Insurance Company is a direct subsidiary of Capital General Development Corporation and First AUSA Life Insurance Company, which, respectively, have 73.23% and 26.77% interests in Monumental Life Insurance Company. Monumental Life Insurance Company and Commonwealth General Corporation have, respectively, 99% and 1% interests in Capital Liberty, L.P. Commonwealth General Corporation is a wholly owned subsidiary of Transamerica Holding Company. Capital General Development Corporation is a wholly owned subsidiary of Commonwealth General Corporation. First AUSA Life Insurance Company is a wholly owned subsidiary of Transamerica Holding Company. Transamerica Holding Company is a wholly owned subsidiary of AEGON USA, Inc.

  The Company is a wholly owned indirect subsidiary of AEGON USA, Inc., which in turn is wholly owned by AEGON U.S. Holding Corporation, a wholly owned subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has a 53.16% interest in AEGON N.V.

  The Company was formerly known as National Home Life Assurance Company, until July 1, 1995, when it changed its name to Providian Life and Health Insurance Company. On October 1, 1998, it changed its name to Peoples Benefit Life Insurance Company.

                                     TAXES

  The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not a separate entity from the Company and its operations form a part of the Company, the Separate Account will not be taxed separately as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

  Under present laws, the Company will incur state or local taxes in several states. If there is a change in state or local tax laws, the Company may make charges for such taxes. At present time, the Company does not charge the Contract Owner for these other taxes. If there is a change in state or local tax laws, charges for such taxes may be made. The Company does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

  The Company will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes the Company incurs. This might become necessary if the Company ultimately determines that its tax treatment is not what it currently believes it to be, if there are changes in the federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. If the Company should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.

                        STATE REGULATION OF THE COMPANY

  The Company is a stock life insurance company organized under the laws of Iowa, and is subject to regulation by the Iowa Insurance Division. An annual statement in a prescribed form is filed with Iowa Insurance Division on or before March 1 of each year covering the operations and reporting on the financial condition of the Company as of December 31 of the preceding calendar year. Periodically, the Iowa Insurance Division examines the financial condition of the Company, including the liabilities and reserves of the Separate Account

                              RECORDS AND REPORTS

  All records and accounts relating to the Separate Account will be maintained by the Company or by its administrator, The Vanguard Group, Inc. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, the Company will mail to all Contract Owners at their last known address of record, at least semiannually, reports containing such information as may be required under that Act or by any other applicable law or regulation.

                               LEGAL PROCEEDINGS

  There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                               OTHER INFORMATION

  A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

  The audited financial statements of the subaccounts of the Separate Account which are available for investment by Vanguard Variable Annuity Plan Contract Owners as of December 31, 1999, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

  The audited statutory-basis financial statements of the Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, including the Report of Independent Auditors thereon, which are also included in this Statement of Additional Information, should be distinguished from the financial statements of subaccounts of the Separate Account which are available for investment by Vanguard Variable Annuity Plan Contract Owners and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                             Financial Statements

                        Peoples Benefit Life Insurance
                         Company Separate Account IV -
                        Vanguard Variable Annuity Plan

                         Year ended December 31, 1999
                      with Report of Independent Auditors

                     Peoples Benefit Life Insurance Company
              Separate Account IV - Vanguard Variable Annuity Plan

                              Financial Statements


                          Year ended December 31, 1999






                                    Contents

Report of Independent Auditors.................................................1

Financial Statements

Balance Sheets.................................................................2
Statements of Operations.......................................................4
Statements of Changes in Contract Owners' Equity...............................6
Notes to Financial Statements.................................................11

                         Report of Independent Auditors




The Board of Directors and Contract Owners of the Vanguard Variable Annuity Plan,
Peoples Benefit Life Insurance Company


We have audited the accompanying balance sheets of Peoples Benefit Life Insurance Company Separate Account IV (comprised of the Money Market, High-Grade Bond, Balanced, Equity Index, Growth, Equity Income, International, High Yield Bond, Small Company Growth, Mid-Cap Index, Short-Term Corporate, Diversified Value, and REIT Index subaccounts), which are available for investment by contract owners of the Vanguard Variable Annuity Plan, as of December 31, 1999, and the related statements of operations for the period then ended as indicated thereon and changes in contract owners' equity for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1999, by correspondence with the mutual fund's transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Peoples Benefit Life Insurance Company Separate Account IV which are available for investment by contract owners of the Vanguard Variable Annuity Plan at December 31, 1999, and the results of their operations for the period then ended as indicated thereon and changes in their contract owners' equity for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
January 28, 2000

                     Peoples Benefit Life Insurance Company
              Separate Account IV - Vanguard Variable Annuity Plan

                                 Balance Sheets

                                December 31, 1999




                                                Money         High-Grade
                                               Market            Bond          Balanced       Equity Index           Growth
                                             Subaccount       Subaccount      Subaccount       Subaccount          Subaccount
                                           --------------------------------------------------------------------------------------
Assets
Cash                                         $        274     $          -    $          -     $            -     $            -

Investments in mutual funds, at current
   market value:
   Vanguard Variable Insurance Fund:
     Money Market Portfolio                   660,967,126                -               -                  -                  -
     High-Grade Bond Portfolio                          -      309,698,881               -                  -                  -
     Balanced Portfolio                                 -                -     555,677,305                  -                  -
     Equity Index Portfolio                             -                -               -      1,506,020,219                  -
     Growth Portfolio                                   -                -               -                  -      1,105,641,323
     Equity Income Portfolio                            -                -               -                  -                  -
     International Portfolio                            -                -               -                  -                  -
     High Yield Bond Portfolio                          -                -               -                  -                  -
     Small Company Growth Portfolio                     -                -               -                  -                  -
     Mid-Cap Index Portfolio                            -                -               -                  -                  -
     Short-Term Corporate Portfolio                     -                -               -                  -                  -
     Diversified Value Portfolio                        -                -               -                  -                  -
     REIT Index Portfolio                               -                -               -                  -                  -
                                           --------------------------------------------------------------------------------------
Total investments in mutual funds             660,967,126      309,698,881     555,677,305      1,506,020,219      1,105,641,323
                                           --------------------------------------------------------------------------------------
Total assets                                 $660,967,400     $309,698,881    $555,677,305     $1,506,020,219     $1,105,641,323
                                           ======================================================================================

Liabilities and contract owners'
   equity
Liabilities:
   Contract terminations payable             $          -     $      4,305    $        424     $        1,450    $           149
                                           --------------------------------------------------------------------------------------
Total liabilities                                       -            4,305             424              1,450                149

Contract owners' equity:
   Deferred annuity contracts terminable
     by owners                                660,967,400      309,694,576     555,676,881      1,506,018,769      1,105,641,174
                                           --------------------------------------------------------------------------------------
Total liabilities and contract owners'
   equity                                    $660,967,400     $309,698,881    $555,677,305     $1,506,020,219     $1,105,641,323
                                           ======================================================================================


See accompanying notes.

                                                                                                   Small
                                               Equity                            High Yield       Company          Mid-Cap
                                               Income         International         Bond           Growth           Index
                                             Subaccount         Subaccount       Subaccount      Subaccount      Subaccount
                                           -----------------------------------------------------------------------------------
Assets                                       $          -      $          -      $          -    $          -    $         -
Cash

Investments in mutual funds, at current
   market value:
   Vanguard Variable Insurance Fund:
     Money Market Portfolio                             -                 -                 -               -              -
     High-Grade Bond Portfolio                          -                 -                 -               -              -
     Balanced Portfolio                                 -                 -                 -               -              -
     Equity Index Portfolio                             -                 -                 -               -              -
     Growth Portfolio                                   -                 -                 -               -              -
     Equity Income Portfolio                  367,208,732                 -                 -               -              -
     International Portfolio                            -       323,630,324                 -               -              -
     High Yield Bond Portfolio                          -                 -       138,222,342               -              -
     Small Company Growth Portfolio                     -                 -                 -     266,858,866              -
     Mid-Cap Index Portfolio                            -                 -                 -               -     71,555,163
     Short-Term Corporate Portfolio                     -                 -                 -               -              -
     Diversified Value Portfolio                        -                 -                 -               -              -
     REIT Index Portfolio                               -                 -                 -               -              -
                                           -----------------------------------------------------------------------------------
Total investments in mutual funds             367,208,732       323,630,324       138,222,342     266,858,866     71,555,163
                                           -----------------------------------------------------------------------------------
Total assets                                 $367,208,732      $323,630,324      $138,222,342    $266,858,866    $71,555,163
                                           ===================================================================================

Liabilities and contract owners'
   equity
Liabilities:
   Contract terminations payable             $        264      $         31      $        524    $        805    $       140
                                           -----------------------------------------------------------------------------------
Total liabilities                                     264                31               524             805            140

Contract owners' equity:
   Deferred annuity contracts terminable
     by owners                                367,208,468       323,630,293       138,221,818     266,858,061     71,555,023
                                           -----------------------------------------------------------------------------------
Total liabilities and contract owners'
   equity                                    $367,208,732      $323,630,324      $138,222,342    $266,858,866    $71,555,163
                                           ===================================================================================
                                            Short-Term     Diversified
                                             Corporate        Value        REIT Index
                                            Subaccount      Subaccount     Subaccount
                                           ---------------------------------------------
Assets                                       $         -    $         -     $         -
Cash

Investments in mutual funds, at current
   market value:
   Vanguard Variable Insurance Fund:
     Money Market Portfolio                            -              -               -
     High-Grade Bond Portfolio                         -              -               -
     Balanced Portfolio                                -              -               -
     Equity Index Portfolio                            -              -               -
     Growth Portfolio                                  -              -               -
     Equity Income Portfolio                           -              -               -
     International Portfolio                           -              -               -
     High Yield Bond Portfolio                         -              -               -
     Small Company Growth Portfolio                    -              -               -
     Mid-Cap Index Portfolio                           -              -               -
     Short-Term Corporate Portfolio           32,220,236              -               -
     Diversified Value Portfolio                       -     29,425,170               -
     REIT Index Portfolio                              -              -      22,215,398
                                           ---------------------------------------------
Total investments in mutual funds             32,220,236     29,425,170      22,215,398
                                           ---------------------------------------------
Total assets                                 $32,220,236    $29,425,170     $22,215,398
                                           =============================================

Liabilities and contract owners'
   equity
Liabilities:
   Contract terminations payable             $       182    $        77     $        20
                                           ---------------------------------------------
Total liabilities                                    182             77              20

Contract owners' equity:
   Deferred annuity contracts terminable
     by owners                                32,220,054     29,425,093      22,215,378
                                           ---------------------------------------------
Total liabilities and contract owners'
   equity                                    $32,220,236    $29,425,170     $22,215,398
                                           =============================================

                     Peoples Benefit Life Insurance Company
              Separate Account IV - Vanguard Variable Annuity Plan

                            Statements of Operations

                  Year ended December 31, 1999, except as noted




                                                    Money          High-Grade
                                                    Market            Bond           Balanced       Equity Index        Growth
                                                  Subaccount       Subaccount       Subaccount       Subaccount       Subaccount
                                               ------------------------------------------------------------------------------------
Net investment income (loss)
Income:
   Dividends                                     $  30,676,566     $19,863,596      $46,827,277       $ 27,081,322    $ 51,989,560
Expenses:
   Administrative, mortality and expense
     risk charge                                     2,284,049       1,208,021        2,200,223          4,848,246       3,475,245
                                               ------------------------------------------------------------------------------------
Net investment income (loss)                        28,392,517      18,655,575       44,627,054         22,233,076      48,514,315

Net realized and unrealized capital gain
(loss) from investments
Net realized capital gain (loss) from sales
   of investments:
   Proceeds from sales                             106,930,520      48,156,894       64,331,956         31,378,121      48,813,316
   Cost of investments sold                        106,930,520      48,279,353       53,009,882         17,794,453      30,083,654
                                               ------------------------------------------------------------------------------------
Net realized capital gain (loss) from sales
   of investments                                            -        (122,459)      11,322,074         13,583,668      18,729,662

Net change in unrealized appreciation/
   depreciation of investments:
   Beginning of the period                                   -       8,220,017       84,859,749        388,424,078     252,061,642
   End of the period                                         -     (13,986,899)      50,801,127        596,626,485     376,763,094
                                               ------------------------------------------------------------------------------------
Net change in unrealized appreciation/
   depreciation of investments                               -     (22,206,916)     (34,058,622)       208,202,407     124,701,452
                                               ------------------------------------------------------------------------------------
Net realized and unrealized capital gain
   (loss) from investments                                   -     (22,329,375)     (22,736,548)       221,786,075     143,431,114
                                               ------------------------------------------------------------------------------------
Increase (decrease) from operations              $  28,392,517    $ (3,673,800)     $21,890,506       $244,019,151    $191,945,429
                                               ====================================================================================


See accompanying notes.

(1)  Commencement of operations, February 8, 1999.

                                                                                                                  Small Company
                                                                Equity Income                       High Yield        Growth
                                                                  Subaccount       International       Bond         Subaccount
                                                                                    Subaccount      Subaccount
                                                              -------------------------------------------------------------------
Net investment income (loss)
Income:
   Dividends                                                      $ 12,594,043      $10,957,410      $12,090,281    $   854,301
Expenses:
   Administrative, mortality and expense
     risk charge                                                     1,559,987          954,607          535,987        576,655
                                                              -------------------------------------------------------------------
Net investment income (loss)                                        11,034,056       10,002,803       11,554,294        277,646

Net realized and unrealized capital gain
(loss) from investments
Net realized capital gain (loss) from sales
   of investments:
   Proceeds from sales                                              59,165,457       25,165,158       31,195,462     22,995,522
   Cost of investments sold                                         43,684,179       20,798,903       33,357,242     21,552,623
                                                              -------------------------------------------------------------------
Net realized capital gain (loss) from sales
   of investments                                                   15,481,278        4,366,255       (2,161,780)     1,442,899

Net change in unrealized appreciation/
   depreciation of investments:
   Beginning of the period                                         101,632,122       35,896,546       (4,094,014)    13,502,378
   End of the period                                                63,792,185       83,304,710      (10,166,889)   102,425,500
                                                              -------------------------------------------------------------------
Net change in unrealized appreciation/
   depreciation of investments                                     (37,839,937)      47,408,164       (6,072,875)    88,923,122
                                                              -------------------------------------------------------------------
Net realized and unrealized capital gain
   (loss) from investments                                         (22,358,659)      51,774,419       (8,234,655)    90,366,021
                                                              -------------------------------------------------------------------
Increase (decrease) from operations                               $(11,324,603)     $61,777,222      $ 3,319,639    $90,643,667
                                                              ===================================================================


                                                              Mid-Cap Index       Short-Term         Diversified
                                                              Subaccount (1)       Corporate            Value        REIT Index
                                                                                  Subaccount       Subaccount (1)    Subaccount
                                                                                      (1)                                (1)
                                                              -------------------------------------------------------------------
Net investment income (loss)
Income:
   Dividends                                                      $1,257,340        $1,128,334       $    498,662   $         -
Expenses:
   Administrative, mortality and expense
     risk charge                                                     132,239            71,884            110,638        54,245
                                                              -------------------------------------------------------------------
Net investment income (loss)                                       1,125,101         1,056,450            388,024       (54,245)

Net realized and unrealized capital gain
(loss) from investments
Net realized capital gain (loss) from sales
   of investments:
   Proceeds from sales                                             1,126,165         3,193,670         14,516,337     1,950,205
   Cost of investments sold                                        1,017,866         3,258,889         15,828,075     1,983,929
                                                              -------------------------------------------------------------------
Net realized capital gain (loss) from sales
   of investments                                                    108,299           (65,219)        (1,311,738)      (33,724)

Net change in unrealized appreciation/
   depreciation of investments:
   Beginning of the period                                                 -                 -                  -             -
   End of the period                                               7,205,750          (503,645)        (7,832,162)     (908,614)
                                                              -------------------------------------------------------------------
Net change in unrealized appreciation/
   depreciation of investments                                     7,205,750          (503,645)        (7,832,162)     (908,614)
                                                              -------------------------------------------------------------------
Net realized and unrealized capital gain
   (loss) from investments                                         7,314,049          (568,864)        (9,143,900)     (942,338)
                                                              -------------------------------------------------------------------
Increase (decrease) from operations                               $8,439,150       $   487,586       $ (8,755,876)  $  (996,583)
                                                              ===================================================================

                    Peoples Benefit Life Insurance Company
             Separate Account IV - Vanguard Variable Annuity Plan

               Statements of Changes in Contract Owners' Equity

            Years ended December 31, 1999 and 1998, except as noted


                                                              Money Market Subaccount              High-Grade Bond Subaccount
                                                         -----------------------------------    ----------------------------------
                                                               1999              1998                 1999             1998
                                                         -----------------------------------    ----------------------------------
Operations:
   Net investment income (loss)                             $ 28,392,517      $ 23,123,698         $ 18,655,575     $ 15,102,539
   Net realized capital gain (loss)                                    -                 -             (122,459)       1,184,139
   Net change in unrealized
     appreciation/depreciation of
     investments                                                       -                 -          (22,206,916)       3,035,097
                                                         -----------------------------------    ----------------------------------
Increase (decrease) from
   operations                                                 28,392,517        23,123,698           (3,673,800)      19,321,775

Contract transactions:
   Net contract purchase payments                            242,500,329       542,070,659           43,607,289       23,801,304
   Transfer payments from (to)
     other subaccounts or general
     account                                                 (72,193,810)     (360,922,340)         (36,777,353)      83,833,768
   Contract terminations,
     withdrawals and other
     deductions                                              (72,963,789)      (40,567,808)         (13,722,088)      (7,863,358)
                                                         -----------------------------------    ----------------------------------
Increase (decrease) from contract
   transactions                                               97,342,730       140,580,511           (6,892,152)      99,771,714
                                                         -----------------------------------    ----------------------------------
Net increase (decrease) in contract
   owners' equity                                            125,735,247       163,704,209          (10,565,952)     119,093,489

Contract owners' equity:
   Beginning of the period                                   535,232,153       371,527,944          320,260,528      201,167,039
                                                         -----------------------------------    ----------------------------------
   End of the period                                        $660,967,400      $535,232,153         $309,694,576     $320,260,528
                                                         ===================================    ==================================


See accompanying notes.


(1)      Commencement of operations, February 8, 1999.

                                                             Balanced Subaccount                    Equity Index Subaccount
                                                     ------------------------------------    -------------------------------------
                                                           1999               1998                  1999               1998
                                                     ------------------------------------    -------------------------------------
Operations:
   Net investment income (loss)                        $ 44,627,054       $ 54,290,645         $   22,233,076      $   12,666,476
   Net realized capital gain (loss)                      11,322,074         15,060,913             13,583,668          44,755,906
   Net change in unrealized
     appreciation/depreciation of
     investments                                        (34,058,622)       (12,875,543)           208,202,407         164,644,095
                                                     ------------------------------------    -------------------------------------
Increase (decrease) from
   operations                                            21,890,506         56,476,015            244,019,151         222,066,477

Contract transactions:
   Net contract purchase payments                        55,949,817         34,390,774            161,500,993          68,344,382
   Transfer payments from (to)
     other subaccounts or general
     account                                            (70,729,641)        32,132,098             70,467,436          91,359,082
   Contract terminations,
     withdrawals and other
     deductions                                         (26,287,059)       (15,764,441)           (54,986,421)        (25,941,516)
                                                     ------------------------------------    -------------------------------------
Increase (decrease) from contract
   transactions                                         (41,066,883)        50,758,431            176,982,008         133,761,948
                                                     ------------------------------------    -------------------------------------
Net increase (decrease) in contract
   owners' equity                                       (19,176,377)       107,234,446            421,001,159         355,828,425

Contract owners' equity:
   Beginning of the period                              574,853,258        467,618,812          1,085,017,610         729,189,185
                                                     ------------------------------------    -------------------------------------
   End of the period                                   $555,676,881       $574,853,258         $1,506,018,769      $1,085,017,610
                                                     ====================================    =====================================


                                                              Growth Subaccount
                                                     ------------------------------------
                                                           1999              1998
                                                     ------------------------------------
Operations:
   Net investment income (loss)                        $   48,514,315     $ 38,721,561
   Net realized capital gain (loss)                        18,729,662       25,057,114
   Net change in unrealized
     appreciation/depreciation of
     investments                                          124,701,452      137,524,677
                                                     ------------------------------------
Increase (decrease) from
   operations                                             191,945,429      201,303,352

Contract transactions:
   Net contract purchase payments                         114,447,793       47,679,438
   Transfer payments from (to)
     other subaccounts or general
     account                                               49,500,989      106,624,819
   Contract terminations,
     withdrawals and other
     deductions                                           (47,409,967)     (14,500,631)
                                                     ------------------------------------
Increase (decrease) from contract
   transactions                                           116,538,815      139,803,626
                                                     ------------------------------------
Net increase (decrease) in contract
   owners' equity                                         308,484,244       341,106,978

Contract owners' equity:
   Beginning of the period                                797,156,930      456,049,952
                                                     ------------------------------------
   End of the period                                   $1,105,641,174     $797,156,930
                                                     ====================================

                    Peoples Benefit Life Insurance Company
             Separate Account IV - Vanguard Variable Annuity Plan

         Statements of Changes in Contract Owners' Equity (continued)




                                                              Equity Income Subaccount              International Subaccount
                                                          ----------------------------------    ----------------------------------
                                                                 1999              1998                 1999             1998
                                                          ----------------------------------    ----------------------------------
Operations:
   Net investment income (loss)                              $ 11,034,056     $  9,296,054         $ 10,002,803     $  2,227,566
   Net realized capital gain (loss)                            15,481,278       18,292,781            4,366,255        6,751,341
   Net change in unrealized
     appreciation/depreciation of
     investments                                              (37,839,937)      28,459,344           47,408,164       25,252,750
                                                          ----------------------------------    ----------------------------------
Increase (decrease) from
   operations                                                 (11,324,603)      56,048,179           61,777,222       34,231,657

Contract transactions:
   Net contract purchase payments                              50,573,106       32,156,785           26,385,990       11,473,115
   Transfer payments from (to)
     other subaccounts or general
     account                                                  (63,458,331)      27,844,294            7,518,460       (3,257,020)
   Contract terminations,
     withdrawals and other
     deductions                                               (14,844,242)     (10,442,192)          (8,358,128)      (6,238,121)
                                                          ----------------------------------    ----------------------------------
Increase (decrease) from contract
   transactions                                               (27,729,467)      49,558,887           25,546,322        1,977,974
                                                          ----------------------------------    ----------------------------------
Net increase (decrease) in contract
   owners' equity                                             (39,054,070)     105,607,066           87,323,544       36,209,631

Contract owners' equity:
   Beginning of the period                                    406,262,538      300,655,472          236,306,749      200,097,118
                                                          ----------------------------------    ----------------------------------
   End of the period                                         $367,208,468     $406,262,538         $323,630,293     $236,306,749
                                                          ==================================    ==================================


See accompanying notes.


(1)      Commencement of operations, February 8, 1999.

                                                                                                           Small Company
                                                             High Yield Bond Subaccount                  Growth Subaccount
                                                          ----------------------------------    ----------------------------------
                                                                 1999             1998                 1999            1998
                                                          ----------------------------------    ----------------------------------
Operations:
   Net investment income (loss)                              $ 11,554,294     $ 10,253,085         $    277,646     $    314,962
   Net realized capital gain (loss)                            (2,161,780)        (316,390)           1,442,899        2,117,876
   Net change in unrealized
     appreciation/depreciation of
     investments                                               (6,072,875)      (6,006,789)          88,923,122        7,655,810
                                                          ----------------------------------    ----------------------------------
Increase (decrease) from
   operations                                                   3,319,639        3,929,906           90,643,667       10,088,648

Contract transactions:
   Net contract purchase payments                              26,655,624       16,980,800           21,467,829       11,402,033
   Transfer payments from (to)
     other subaccounts or general
     account                                                  (22,354,634)      25,729,756           23,746,251       (3,184,344)
   Contract terminations,
     withdrawals and other
     deductions                                                (5,434,993)      (5,378,034)          (8,622,599)      (3,190,059)
                                                          ----------------------------------    ----------------------------------
Increase (decrease) from contract
   transactions                                                (1,134,003)      37,332,522           36,591,481        5,027,630
                                                          ----------------------------------    ----------------------------------
Net increase (decrease) in contract
   owners' equity                                               2,185,636       41,262,428          127,235,148       15,116,278

Contract owners' equity:
   Beginning of the period                                    136,036,182       94,773,754          139,622,913      124,506,635
                                                          ----------------------------------    ----------------------------------
   End of the period                                         $138,221,818     $136,036,182         $266,858,061     $139,622,913
                                                          ==================================    ==================================

                                                               Mid-Cap                              Short-Term
                                                                Index                               Corporate
                                                            Subaccount (1)                        Subaccount (1)
                                                          ------------------                    ------------------
                                                                 1999                                  1999
                                                          ------------------                    ------------------
Operations:
   Net investment income (loss)                              $  1,125,101                          $  1,056,450
   Net realized capital gain (loss)                               108,299                               (65,219)
   Net change in unrealized
     appreciation/depreciation of
     investments                                                7,205,750                              (503,645)
                                                          ------------------                    ------------------
Increase (decrease) from
   operations                                                   8,439,150                               487,586

Contract transactions:
   Net contract purchase payments                              16,525,650                            10,329,332
   Transfer payments from (to)
     other subaccounts or general
     account                                                   48,879,994                            22,305,462
   Contract terminations,
     withdrawals and other
     deductions                                                (2,289,771)                             (902,326)
                                                          ------------------                    ------------------
Increase (decrease) from contract
   transactions                                                63,115,873                            31,732,468
                                                          ------------------                    ------------------
Net increase (decrease) in contract
   owners' equity                                              71,555,023                            32,220,054

Contract owners' equity:
   Beginning of the period                                              -                                     -
                                                          ------------------                    ------------------
   End of the period                                          $71,555,023                           $32,220,054
                                                          ==================                    ==================

                    Peoples Benefit Life Insurance Company
             Separate Account IV - Vanguard Variable Annuity Plan

         Statements of Changes in Contract Owners' Equity (continued)


                                                                                    Diversified Value          REIT Index
                                                                                     Subaccount (1)           Subaccount (1)
                                                                                   ------------------       ------------------
                                                                                          1999                     1999
                                                                                   ------------------       ------------------
  Operations:
     Net investment income (loss)                                                    $     388,024           $      (54,245)
     Net realized capital gain (loss)                                                   (1,311,738)                 (33,724)
     Net change in unrealized appreciation/depreciation of
       investments                                                                      (7,832,162)                (908,614)
                                                                                   ------------------       ------------------
  Increase (decrease) from operations                                                   (8,755,876)                (996,583)

  Contract transactions:
     Net contract purchase payments                                                     12,938,084                7,084,977
     Transfer payments from (to) other subaccounts or
       general account                                                                  26,955,600               16,380,852
     Contract terminations, withdrawals and other deductions                            (1,712,715)                (253,868)
                                                                                   ------------------       ------------------
  Increase (decrease) from contract transactions                                        38,180,969               23,211,961
                                                                                   ------------------       ------------------
  Net increase (decrease) in contract owners' equity                                    29,425,093               22,215,378

  Contract owners' equity:
     Beginning of the period                                                                     -                        -
                                                                                   ------------------       ------------------
     End of the period                                                                 $29,425,093              $22,215,378
                                                                                   ==================       ==================


See accompanying notes.


(1)  Commencement of operations, February 8, 1999.

                     Peoples Benefit Life Insurance Company
              Separate Account IV - Vanguard Variable Annuity Plan

                          Notes to Financial Statements

                                December 31, 1999




1. Organization and Summary of Significant Accounting Policies

Organization of the Account

Peoples Benefit Life Insurance Company Separate Account IV (the "Mutual Fund Account") is a segregated investment account of Peoples Benefit Life Insurance Company ("PBL"), an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of thirteen investment subaccounts which invest exclusively in shares of a corresponding portfolio of the Vanguard Variable Insurance Fund (the "Series Fund"), an open-end diversified investment company offered by The Vanguard Group, Inc. ("Vanguard"). Activity in these thirteen investment subaccounts is available to contract owners of the Vanguard Variable Annuity Plan.

Investments

Net purchase payments received by the Mutual Fund Account for the Vanguard Variable Annuity Plan are invested in the portfolios of the Series Fund, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 1999.

Prior to August 11, 1998, realized capital gains and losses from the sale of shares in the Series Fund were determined on the basis of average cost. Subsequent to this date, such gains or losses are determined on the first-in, first-out basis. This change was implemented by establishing the average cost of the portfolio as of August 11, 1998 as the opening cost for purposes of the first-in, first-out basis. This change had no effect on "net realized and unrealized capital gain (loss) from investments" and "increase (decrease) from operations" as reported in the Statements of Operations. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Fund are credited or charged to contract owners' equity.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

                     Peoples Benefit Life Insurance Company
              Separate Account IV - Vanguard Variable Annuity Plan

                    Notes to Financial Statements (continued)




2. Investments

A summary of the mutual fund investments at December 31, 1999 follows:

                                           Number of         Net Asset            Market
                                          Shares Held     Value Per Share          Value               Cost
                                     --------------------------------------------------------------------------
   Money Market Portfolio               660,967,126.040      $  1.0000       $   660,967,126       $660,967,126
   High-Grade Bond Portfolio             30,448,607.898        10.1712           309,698,881        323,685,780
   Balanced Portfolio                    33,949,211.858        16.3679           555,677,305        504,876,178
   Equity Index Portfolio                39,476,283.582        38.1500         1,506,020,219        909,393,734
   Growth Portfolio                      33,581,826.017        32.9238         1,105,641,323        728,878,229
   Equity Income Portfolio               18,103,993.533        20.2833           367,208,732        303,416,547
   International Portfolio               17,900,798.391        18.0791           323,630,324        240,325,614
   High Yield Bond Portfolio             14,478,698.343         9.5466           138,222,342        148,389,231
   Small Company Growth Portfolio        14,150,362.988        18.8588           266,858,866        164,433,366
   Mid-Cap Index Portfolio                5,857,303.532        12.2164            71,555,163         64,349,413
   Short-Term Corporate Portfolio         3,322,153.295         9.6986            32,220,236         32,723,881
   Diversified Value Portfolio            3,429,786.791         8.5793            29,425,170         37,257,332
   REIT Index Portfolio                   2,273,814.838         9.7701            22,215,398         23,124,012

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                                Period ended December 31
                                                     1999                                     1998
                                     ------------------------------------    ------------------------------------
                                           Purchases          Sales               Purchases            Sales
                                     ------------------------------------    ------------------------------------
   Money Market Portfolio                  $232,665,769   $106,930,520          $719,035,239       $555,355,663
   High-Grade Bond Portfolio                 59,925,010     48,156,894           160,527,243         45,540,624
   Balanced Portfolio                        67,892,625     64,331,956           172,632,133         67,893,164
   Equity Index Portfolio                   230,595,313     31,378,121           284,877,412        138,859,248
   Growth Portfolio                         213,866,973     48,813,316           265,614,053         87,266,560
   Equity Income Portfolio                   42,470,854     59,165,457           135,800,139         76,789,213
   International Portfolio                   60,714,029     25,165,158            68,265,654         64,121,640
   High Yield Bond Portfolio                 41,616,926     31,195,462            99,817,385         52,235,877
   Small Company Growth Portfolio            59,864,183     22,995,522            55,499,343         50,203,869
   Mid-Cap Index Portfolio                   65,367,279      1,126,165                     -                  -
   Short-Term Corporate Portfolio            35,982,770      3,193,670                     -                  -
   Diversified Value Portfolio               53,085,407     14,516,337                     -                  -
   REIT Index Portfolio                      25,107,941      1,950,205                     -                  -

                     Peoples Benefit Life Insurance Company
              Separate Account IV - Vanguard Variable Annuity Plan

                    Notes to Financial Statements (continued)



3. Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31, 1999 follows:

                                                    Accumulation Units     Accumulation     Total Contract
                    Subaccount                             Owned            Unit Value          Value
------------------------------------------------------------------------------------------------------------
   Money Market                                       456,735,733.043     $  1.447155       $   660,967,400
   High-Grade Bond                                     17,857,411.850       17.342635           309,694,576
   Balanced                                            20,007,332.173       27.773662           555,676,881
   Equity Index                                        33,247,149.433       45.297681         1,506,018,769
   Growth                                              26,900,326.838       41.101403         1,105,641,174
   Equity Income                                       14,334,351.883       25.617375           367,208,468
   International                                       15,970,027.562       20.264855           323,630,293
   High Yield Bond                                     10,721,176.823       12.892411           138,221,818
   Small Company Growth                                14,077,389.438       18.956502           266,858,061
   Mid-Cap Index Portfolio                              5,745,554.657       12.453980            71,555,023
   Short-Term Corporate Portfolio                       3,165,139.516       10.179663            32,220,054
   Diversified Value Portfolio                          3,396,909.083        8.662314            29,425,093
   REIT Index Portfolio                                 2,281,379.500        9.737695            22,215,378

A summary of changes in contract owners' account units follows:

                                                                  Money         High-Grade
                                                                 Market            Bond          Balanced
                                                               Subaccount       Subaccount      Subaccount
                                                            ------------------------------------------------
   Units outstanding at January 1, 1998                         282,813,139    12,403,399       19,528,182
   Units purchased                                              492,838,407     5,239,781        3,659,787
   Units redeemed and transferred                              (388,048,484)      609,308       (1,680,962)
                                                            ------------------------------------------------
   Units outstanding at December 31, 1998                       387,603,062    18,252,488       21,507,007
   Units purchased                                              172,106,887     2,509,166        2,027,638
   Units redeemed and transferred                              (102,974,216)   (2,904,242)      (3,527,313)
                                                            ------------------------------------------------
   Units outstanding at December 31, 1999                       456,735,733    17,857,412       20,007,332
                                                            ================================================

                             Financial Statements - Statutory Basis

                             Peoples Benefit Life Insurance Company

                          Years ended December 31, 1999, 1998 and 1997
                               with Report of Independent Auditors

                     Peoples Benefit Life Insurance Company

                     Financial Statements - Statutory Basis


                  Years ended December 31, 1999, 1998 and 1997


                                    Contents

Report of Independent Auditors............................................1

Audited Financial Statements

Balance Sheets - Statutory Basis..........................................3
Statements of Operations - Statutory Basis................................5
Statements of Changes in Capital and Surplus - Statutory Basis............6
Statements of Cash Flow - Statutory Basis.................................7
Notes to Financial Statements - Statutory Basis...........................8

                         Report of Independent Auditors


The Board of Directors
Peoples Benefit Life Insurance Company


We have audited the accompanying statutory-basis balance sheets of Peoples Benefit Life Insurance Company, an indirect wholly-owned subsidiary of AEGON N.V., as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Peoples Benefit Life Insurance Company at December 31, 1999 and 1998, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 1999.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Peoples Benefit Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa.


                                              /s/ Ernst & Young LLP
Des Moines, Iowa
February 18, 2000

                     Peoples Benefit Life Insurance Company

                        Balance Sheets - Statutory Basis
                (Dollars in thousands, except per share amounts)

                                                                                     December 31
                                                                               1999              1998
                                                                           -------------------------------
Admitted assets
Cash and invested assets:
   Cash and short-term investments                                         $     174,117    $     193,367
   Bonds                                                                       3,219,493        4,299,430
   Stocks:
     Preferred                                                                   160,990           91,609
     Common (cost: 1999 - $180,645; 1998 - $37,955)                              201,185           38,092
     Common stocks sold, but not yet purchased [cost:
       1999 - $(137,497); 1998 - $(80,447)]                                     (147,374)         (83,727)
     Affiliated entity (cost: 1999 - $202,606; 1998 - $202,606)
                                                                                 515,075          457,011
   Mortgage loans on real estate                                               1,933,540        2,041,729
   Real estate                                                                     7,605            3,980
   Policy loans                                                                  159,161          154,703
   Other invested assets                                                         316,696          268,783
                                                                           -------------------------------
Total cash and invested assets                                                 6,540,488        7,464,977

Premiums deferred and uncollected                                                 45,553           44,117
Accrued investment income                                                         64,418           79,705
Receivable from affiliates                                                        42,290           72,156
Federal income taxes recoverable                                                   2,709           12,157
Other assets                                                                      20,577           54,432
Separate account assets                                                        6,505,330        4,915,961

                                                                        -----------------------------------
Total admitted assets                                                        $13,221,365      $12,643,505
                                                                        ===================================


                                                                                      December 31
                                                                                1999              1998
                                                                            -----------------------------
Liabilities and capital and surplus
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                                   $  1,099,807     $  1,120,051
     Annuity                                                                   2,840,176        3,126,053
     Accident and health                                                          79,058           81,793
   Policy and contract claim reserves:
     Life                                                                         27,588           30,445
     Accident and health                                                          33,522           29,556
   Policyholder contract deposits                                              1,224,174        1,740,041
   Other policyholders' funds                                                    514,060          524,254
   Remittances and items not allocated                                             6,814           11,644
   Asset valuation reserve                                                       163,728          134,828
   Interest maintenance reserve                                                   10,502           16,131
   Short-term notes payable to affiliates                                        104,500          102,293
   Payable for securities                                                              -          116,191
   Other liabilities                                                              84,459           68,767
   Transfers to separate accounts due or accrued                                  (3,781)           3,215
   Payable to affiliates                                                               -           79,952
   Separate account liabilities                                                6,505,330        4,884,819
                                                                            -----------------------------
Total liabilities                                                             12,689,937       12,070,033

Commitments and contingencies (Note 9)

Capital and surplus:
   Common stock, $11 par value, 1,145,000 shares authorized, issued
     and outstanding                                                              12,595           12,595
   Preferred stock, $11 par value, $240 liquidation value, 2,290,000
     shares authorized, issued and outstanding                                    25,190           25,190
   Paid-in surplus                                                                 2,583            2,583
   Unassigned surplus                                                            491,060          533,104
                                                                            -----------------------------
Total capital and surplus                                                        531,428          573,472
                                                                            -----------------------------
Total liabilities and capital and surplus                                    $13,221,365      $12,643,505
                                                                            =============================

See accompanying notes.

                     Peoples Benefit Life Insurance Company

                   Statements of Operations - Statutory Basis
                             (Dollars in thousands)


                                                                           Year ended December 31
                                                                  1999              1998             1997
                                                               ----------------------------------------------
Revenues:
   Premiums and other considerations, net of reinsurance:
     Life                                                      $   171,343      $   165,442       $   169,292
     Annuity                                                     1,358,289        1,584,173         1,232,283
     Accident and health                                           132,842          133,490           144,713
   Net investment income                                           451,064          512,102           559,656
   Amortization of interest maintenance reserve                      8,274            7,046             6,333
   Commissions and expense allowances on reinsurance
      ceded                                                          5,474            4,542             2,323
   Separate account fee income                                      23,824           19,494                 -
   Other                                                             3,659           (9,666)            7,770
                                                               ----------------------------------------------
                                                                 2,154,769        2,416,623         2,122,370
Benefits and expenses:
   Benefits paid or provided for:
     Life benefits                                                 189,648          207,521           112,403
     Surrender benefits                                          1,453,339        1,338,387         1,120,236
     Accident and health benefits                                   75,768           75,372            79,576
     Other benefits                                                 95,045           89,301           162,215
     Increase (decrease) in aggregate reserves for policies
       and contracts:
       Life                                                        (14,358)         (27,717)          (16,974)
       Annuity                                                    (285,876)        (210,997)         (141,304)
       Accident and health                                          (2,734)          (2,347)           (4,169)
       Other                                                      (524,156)          32,453           (96,839)
                                                               ----------------------------------------------
                                                                   986,676        1,501,973         1,215,144
   Insurance expenses:
     Commissions                                                    34,986           46,200            54,554
     General insurance expenses                                     97,381           75,102           106,666
     Taxes, licenses and fees                                        8,705            8,037            10,036
     Net transfers to separate accounts                            889,687          652,622           599,633
     Other expenses                                                 15,249              199               559
                                                               ----------------------------------------------
                                                                 1,046,008          782,160           771,448
                                                               ----------------------------------------------
                                                                 2,032,684        2,284,133         1,986,592
                                                               ----------------------------------------------
Gain from operations before federal income tax expense and
   net realized capital gains on investments                       122,085          132,490           135,778
Federal income tax expense                                          37,277           32,960            54,615
                                                               ----------------------------------------------
Gain from operations before net realized capital gains on
   investments                                                      84,808           99,530            81,163

Net realized capital gains on investments (net of related
   federal income taxes and amounts transferred to interest
   maintenance reserve)                                              4,230           27,621            24,702
                                                               ----------------------------------------------
Net income                                                     $    89,038      $   127,151       $   105,865
                                                               ==============================================

See accompanying notes.

                     Peoples Benefit Life Insurance Company

         Statements of Changes in Capital and Surplus - Statutory Basis
                             (Dollars in thousands)


                                                                                                                  Total
                                                  Common         Preferred        Paid-in        Unassigned     Capital and
                                                   Stock           Stock          Surplus         Surplus         Surplus
                                              -----------------------------------------------------------------------------
Balance at January 1, 1997                       $12,595         $25,190           $2,583        $564,943        $605,311
   Net income                                          -               -                -         105,865         105,865
   Change in net unrealized capital
     gains/losses                                      -               -                -          45,907          45,907
   Change in non-admitted assets                       -               -                -             341             341
   Change in asset valuation reserve                   -               -                -         (12,296)        (12,296)
   Change in surplus in separate accounts              -               -                -             424             424
   Dividends to stockholders                           -               -                -        (120,000)       (120,000)
   Prior year federal income tax adjustment
                                                       -               -                -           4,719           4,719
                                              -----------------------------------------------------------------------------
Balance at December 31, 1997                      12,595          25,190            2,583         589,903         630,271
   Net income                                          -               -                -         127,151         127,151
   Change in net unrealized capital
     gains/losses                                      -               -                -         (15,584)        (15,584)
   Change in non-admitted assets                       -               -                -           9,324           9,324
   Change in liability for reinsurance in
     unauthorized companies                            -               -                -             (27)            (27)
   Change in asset valuation reserve                   -               -                -         (25,363)        (25,363)
   Change in surplus in separate accounts              -               -                -           3,581           3,581
   Dividends to stockholders                           -               -                -        (160,000)       (160,000)
   Tax benefits on stock options exercised             -               -                -           4,119           4,119
                                              -----------------------------------------------------------------------------
Balance at December 31, 1998                      12,595          25,190            2,583         533,104         573,472
   Net income                                          -               -                -          89,038          89,038
   Change in net unrealized capital
     gains/losses                                      -               -                -          44,119          44,119
   Change in non-admitted assets                       -               -                -           8,328           8,328
   Change in liability for reinsurance in
     unauthorized companies                            -               -                -              19              19
   Change in asset valuation reserve                   -               -                -         (28,900)        (28,900)
   Change in surplus in separate accounts              -               -                -          (3,854)         (3,854)
   Dividends to stockholders                           -               -                -        (160,000)       (160,000)
   Tax benefits on stock options exercised             -               -                -           5,629           5,629
   Other                                               -               -                -           3,577           3,577
                                              -----------------------------------------------------------------------------
Balance at December 31, 1999                     $12,595         $25,190           $2,583        $491,060        $531,428
                                              =============================================================================

See accompanying notes.

                     Peoples Benefit Life Insurance Company

                    Statements of Cash Flow - Statutory Basis
                             (Dollars in thousands)



                                                                           Year ended December 31
                                                                  1999             1998              1997
                                                               ----------------------------------------------
Operating activities
Premiums and other considerations, net of reinsurance          $1,700,093       $1,884,760        $1,557,727
Net investment income                                             469,515          529,718           544,108
Life claims                                                      (192,568)        (198,317)         (108,112)
Surrender benefits and other fund withdrawals                  (1,453,339)      (1,338,387)       (1,120,708)
Disability benefits under accident and health policies            (71,800)         (73,604)          (77,681)
Other benefits to policyholders                                   (94,512)         (89,304)         (161,602)
Commissions, other expenses and other taxes                      (139,867)        (136,417)         (171,155)
Net transfers to separate accounts                               (865,863)        (633,128)         (602,788)
Federal income taxes, excluding tax on capital gains              (22,200)         (40,998)          (53,792)
Other, net                                                       (145,568)          78,339           (59,738)
                                                               ----------------------------------------------
Net cash used in operating activities                            (816,109)         (17,338)         (253,741)

Investing activities
Proceeds from investments sold, matured or repaid:
   Bonds and preferred stocks                                   2,402,706        2,370,321         4,006,319
   Common stocks                                                  369,991          275,513           259,925
   Mortgage loans on real estate                                  368,121          732,217           648,588
   Real estate                                                      3,645            7,733             8,784
   Policy loans, net                                                    -              727             2,744
   Other                                                           19,222           51,375           136,271
                                                               ----------------------------------------------
                                                                3,163,685        3,437,886         5,062,631
Cost of investments acquired:
   Bonds and preferred stocks                                  (1,411,300)      (2,316,926)       (4,114,568)
   Common stocks                                                 (490,887)        (293,534)         (249,597)
   Mortgage loans on real estate                                 (265,166)        (485,488)         (385,022)
   Real estate                                                     (7,572)               -                 -
   Policy loans, net                                               (4,458)               -                 -
   Other                                                          (29,650)        (118,648)          (34,263)
                                                               ----------------------------------------------
                                                               (2,209,033)      (3,214,596)       (4,783,450)
                                                               ----------------------------------------------
Net cash provided by investing activities                         954,652          223,290           279,181

Financing activities
Issuance of short-term intercompany notes payable, net              2,207          102,293                 -
Dividends paid to stockholders                                   (160,000)        (160,000)         (120,000)
Other                                                                   -                -               (23)
                                                               ----------------------------------------------
Net cash used in financing activities                            (157,793)         (57,707)         (120,023)
                                                               ----------------------------------------------
Increase (decrease) in cash and short-term investments            (19,250)         148,245           (94,583)

Cash and short-term investments at beginning of year              193,367           45,122           139,705
                                                               ----------------------------------------------
Cash and short-term investments at end of year                 $  174,117      $   193,367      $     45,122
                                                               ==============================================

See accompanying notes.

                     Peoples Benefit Life Insurance Company

                 Notes to Financial Statements - Statutory Basis
                             (Dollars in thousands)

                                December 31, 1999


1. Organization and Summary of Significant Accounting Policies

Organization

Peoples Benefit Life Insurance Company (the "Company") is a stock life and health insurance company. Prior to June 10, 1997, the Company was an indirect wholly-owned subsidiary of Providian Corporation ("Providian"). On June 10, 1997, Providian's insurance operations, including the operations of the Company, were merged with an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Providian was the surviving corporation in the merger. Effective October 15, 1997, Providian's name was changed to Commonwealth General Corporation ("Commonwealth"). Effective January 1, 1998, ownership of Commonwealth was transferred to AEGON USA, Inc. ("AEGON"), an indirect wholly-owned subsidiary of AEGON N.V.

The Company is directly owned by Monumental Life Insurance Company 76%, Capital Liberty Limited Partnership ("CLLP") 20%, and Commonwealth 4%. The Company wholly owns an insurance subsidiary, Veterans Life Insurance Company ("VLIC").

On December 31, 1999, the Company was redomiciled from Missouri to Iowa.

Nature of Operations

The Company sells and services life and accident and health insurance products, primarily utilizing direct response methods, such as television, telephone, mail and third-party programs to reach low to middle-income households nationwide. The Company also sells and services group and individual accumulation products, primarily utilizing brokers, fund managers, financial planners, stock brokerage firms and a mutual fund.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa ("Insurance Department"), which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) common stocks sold but not yet purchased are reported as liabilities for GAAP purposes;
(c) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (d) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions;
(e) certain separate accounts provide policyholders with a guaranteed return; these separate accounts are included in the general account assets and liabilities for GAAP purposes due to the nature of the guaranteed return; (f) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (g) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (h) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (i) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (j) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (k) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (l) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (m) pension expense is recorded as amounts are paid; (n) stock options settled in cash are recorded as expense of the Company's indirect parent rather than charged to current operations; (o) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; (p) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus; and (q) the financial statements of wholly-owned affiliates are not consolidated with those of the Company. The effects of these variances have not been determined by the Company but are presumed to be material.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

In 1998, the National Association of Insurance Commissioners ("NAIC") adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of Iowa must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is unclear whether the State of Iowa will adopt Codification. However, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

Cash and Short-Term Investments

For purposes of the statements of cash flow, the Company considers all highly liquid investments with remaining maturities of one year or less when purchased to be short-term investments.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies, which include shares of mutual funds, are carried at market. Common stocks sold but not yet purchased are carried at market as a contra asset. Common stock of the Company's affiliated insurance subsidiary is recorded at the equity in statutory-basis net assets. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various limited partnerships and are recorded at equity in underlying net assets. Derivative financial instruments, consisting primarily of interest rate swap agreements, including basis swaps, and futures, are valued consistently with the hedged item. Hedges of fixed income assets and/or liabilities are valued at amortized cost. Hedges of items carried at fair value are valued at fair value. Derivatives which cease to be effective hedges are valued at fair value. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

Common stocks sold but not yet purchased represents obligations of the Company to deliver specified securities at contracted prices, thereby creating a liability to purchase the securities at prevailing market prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold but not yet purchased may exceed the current amount recognized in the financial statements. The Insurance Division, Department of Commerce, of the State of Iowa has approved the Company's accounting for common stocks sold but not yet purchased as a permitted practice.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve ("AVR") is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve ("IMR"), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 1999, 1998 and 1997, the Company excluded investment income due and accrued of $1,992, $1,503 and $308, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Policyholder Contract Deposits

Policyholder contract deposits are comprised primarily of guaranteed investment contracts (GICs). The GICs consist of three types. One type is guaranteed as to principal along with interest guarantees based upon predetermined indices. The second type guarantees principal and interest but also includes a penalty if the contract is surrendered early. The third type guarantees principal and interest and is non-surrenderable before the fixed maturity date. Policy reserves on the GICs are determined following the retrospective deposit method and consist of contract values that accrue to the benefit of the policyholder.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $1,266,608, $858,751 and $784,931 in 1999, 1998 and 1997, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge.

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations.

Stock Option Plan

AEGON N.V. sponsors a stock option plan for eligible employees of the Company. Under this plan, certain employees have indicated a preference to immediately sell shares received as a result of their exercise of the stock options; in these situations, AEGON N.V. has settled such options in cash rather than issuing stock to these employees. These cash settlements are paid by the Company, and AEGON N.V. subsequently reimburses the Company for such payments. Under statutory accounting principles, the Company does not record any expense related to this plan, as the expense is recognized by AEGON N.V. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Reclassifications

Certain reclassifications have been made to the 1998 and 1997 financial statements to conform to the 1999 presentation.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


2. Fair Values of Financial Instruments

Statement of Financial Accounting Standards ("SFAS") No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

   Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

   Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Interest rate swaps and forward-rate agreements: Estimated fair value of interest rate swaps and forward-rate agreements are based on pricing models or formulas using current assumptions.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


2. Fair Values of Financial Instruments (continued)

   Short-term notes payable to affiliates: The fair values for short-term notes to affiliates are assumed to equal their carrying amount.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:


                                                                       December 31
                                                        1999                                1998
                                            ------------------------------     ------------------------------
                                              Carrying                           Carrying
                                               Amount         Fair Value          Amount          Fair Value
                                            ------------------------------     ------------------------------
   Admitted assets
   Cash and short-term investments
                                            $   174,117     $     174,117      $   193,367       $   193,367
   Bonds                                      3,219,493         3,087,002        4,299,430         4,439,611
   Preferred stocks                             160,990           158,736           91,609            98,346
   Common stocks                                 53,811            53,811          (45,635)          (45,635)
   Mortgage loans on real estate              1,933,540         1,895,672        2,041,729         2,100,897
   Policy loans                                 159,161           159,161          154,703           154,703
   Separate account assets                    6,505,330         6,505,330        4,915,961         4,915,961

   Liabilities
   Investment contract liabilities            3,283,269         3,245,239        5,385,785         5,334,953
   Separate account liabilities               6,414,824         6,264,434        4,863,189         4,673,802
   Short-term notes payable to
     affiliates                                 104,500           104,500          102,293           102,293
   Interest rate swaps                             (212)           (2,789)               -             7,022
   Forwards                                         (71)              (71)               -                 -

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


3. Investments

Statutory-basis financial information of the Company's wholly-owned insurance subsidiary, Veterans Life Insurance Company, is summarized as follows:


                                                                                       December 31
                                                                                 1999              1998
                                                                             ------------------------------
   Summary statutory-basis balance sheets
   Cash and invested assets                                                   $715,766           $657,263
   Other assets                                                                 38,247             41,843
                                                                             ------------------------------
   Total admitted assets                                                      $754,013           $699,106
                                                                             ==============================

   Insurance reserves                                                         $192,021           $188,532
   Other liabilities                                                            46,917             53,563
   Capital and surplus                                                         515,075            457,011
                                                                             ------------------------------
   Total liabilities and capital and surplus                                  $754,013           $699,106
                                                                             ==============================

                                                                       Year ended December 31
                                                             1999              1998               1997
                                                           ---------------------------------------------
   Summary statutory-basis statements of income
   Revenues                                                $145,549          $152,851           $148,332
   Expenses and taxes                                       102,850           113,042            117,414
                                                           ---------------------------------------------
   Net income                                              $ 42,699          $ 39,809           $ 30,918
                                                           =============================================

The carrying amounts and estimated fair values of investments in debt securities were as follows:

                                                                   Gross          Gross        Estimated
                                                   Carrying      Unrealized     Unrealized        Fair
                                                    Amount         Gains          Losses         Value
                                                   ------------------------------------------------------
   December 31, 1999
   Bonds:
     United States Government and agencies         $   166,209   $     481     $  10,690      $   156,000
     State, municipal and other government              53,453         624           985           53,092
     Public utilities                                  202,180         820        12,594          190,406
     Industrial and miscellaneous                    1,950,758      23,903       114,196        1,860,465
     Mortgage and other asset-backed securities        846,893      10,679        30,533          827,039
                                                   ------------------------------------------------------
                                                     3,219,493      36,507       168,998        3,087,002
   Preferred stocks                                    160,990      19,387        21,641          158,736
                                                   ------------------------------------------------------
                                                    $3,380,483     $55,894      $190,639       $3,245,738
                                                   ======================================================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)


                                                                   Gross          Gross        Estimated
                                                   Carrying      Unrealized     Unrealized        Fair
                                                    Amount         Gains          Losses         Value
                                                   ------------------------------------------------------
   December 31, 1998
   Bonds:
     United States Government and agencies         $   219,751  $    6,985     $     593      $   226,143
     State, municipal and other government              78,160       1,745         3,223           76,682
     Public utilities                                  269,117      11,187           848          279,456
     Industrial and miscellaneous                    2,546,799     174,695        49,392        2,672,102
     Mortgage and other asset-backed
       securities                                    1,185,603      16,435        16,810        1,185,228
                                                   ------------------------------------------------------
                                                     4,299,430     211,047        70,866        4,439,611
   Preferred stocks                                     91,609       8,327         1,590           98,346
                                                   ------------------------------------------------------
                                                    $4,391,039    $219,374       $72,456       $4,537,957
                                                   ======================================================


The carrying amounts and estimated fair values of bonds at December 31, 1999, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                               Carrying        Estimated
                                                                                Amount         Fair Value
                                                                            ------------------------------
   Due in one year or less                                                   $   206,420      $   204,137
   Due after one year through five years                                         530,266          520,558
   Due after five years through ten years                                        335,659          329,617
   Due after ten years through fifteen years                                     282,985          281,635
   Due after fifteen years through twenty years                                  227,857          207,142
   Due after twenty years                                                        789,413          716,874
                                                                            ------------------------------
                                                                               2,372,600        2,259,963
   Mortgage and other asset-backed securities                                    846,893          827,039
                                                                            ------------------------------
                                                                              $3,219,493       $3,087,002
                                                                            ==============================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)

3. Investments (continued)

A detail of net investment income is presented below:

                                                                        Year ended December 31
                                                                  1999           1998            1997
                                                                ---------------------------------------
   Interest on bonds and notes                                  $291,841       $337,793        $331,084
   Dividends on equity investments                                  (120)         3,824           3,267
   Interest on mortgage loans                                    151,329        161,897         196,584
   Rental income on real estate                                      128            327               -
   Interest on policy loans                                        7,508          4,645           7,322
   Other investment income                                        24,274         28,830          37,576
                                                                ---------------------------------------
   Gross investment income                                       474,960        537,316         575,833

   Less investment expenses                                       23,896         25,214          16,177
                                                                ---------------------------------------
   Net investment income                                        $451,064       $512,102        $559,656
                                                                =======================================

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                                     Year ended December 31
                                                             1999              1998             1997
                                                           -----------------------------------------------
   Proceeds                                                 $2,402,706        $2,370,321       $4,006,319
                                                           ===============================================

   Gross realized gains                                     $   87,770        $   67,577       $   43,227
   Gross realized losses                                       (60,911)          (22,015)         (29,488)
                                                           -----------------------------------------------
   Net realized gains                                       $   26,859        $   45,562       $   13,739
                                                           ===============================================

At December 31, 1999, investments with an aggregate carrying amount of $5,452,647 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:


                                                                                   Realized
                                                                     -------------------------------------
                                                                            Year ended December 31
                                                                       1999          1998          1997
                                                                     -------------------------------------
   Debt securities                                                    $26,859       $45,562       $13,739
   Short-term investments                                                 (58)          127             -
   Equity securities                                                  (35,221)        6,098        16,694
   Mortgage loans on real estate                                        2,352         6,921        (1,121)
   Real estate                                                           (301)         (243)        1,604
   Other invested assets                                               26,414        16,592        13,385
                                                                     -------------------------------------
                                                                       20,045        75,057        44,301

   Federal income tax effect                                          (13,170)      (17,257)       (9,506)
   Transfer to interest maintenance reserve                            (2,645)      (30,179)      (10,093)
                                                                     -------------------------------------
   Net realized gains                                                 $ 4,230       $27,621       $24,702
                                                                     =====================================

                                                                            Change in Unrealized
                                                                    --------------------------------------
                                                                            Year ended December 31
                                                                      1999         1998            1997
                                                                    --------------------------------------
   Bonds                                                            $(15,291)  $       (78)    $         -
   Preferred stocks                                                   (5,657)      (10,690)            228
   Common stocks                                                      71,870           760          44,033
   Mortgage loans                                                     (6,724)       (5,553)          1,658
   Other invested assets                                                 (79)          (23)            (12)
                                                                    --------------------------------------
   Change in unrealized                                             $ 44,119      $(15,584)        $45,907
                                                                    ======================================

Gross unrealized gains and gross unrealized losses on common stocks were as follows:


                                              December 31
                                         1999            1998
                                      --------------------------
   Unrealized gains                    $356,813        $265,902
   Unrealized losses                    (33,681)        (14,640)
                                      --------------------------
   Net unrealized gains                $323,132        $251,262
                                      ==========================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)

3. Investments (continued)

During 1999, the Company issued mortgage loans with interest rates ranging from 5.5% to 9.05%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 90%. Mortgage loans with a carrying value of $1,289 were non-income producing for the previous twelve months. Accrued interest of $163 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

During 1999 and 1998, mortgage loans of $7,567 and $3,410, respectively, were foreclosed and transferred to real estate. At December 31, 1999 and 1998, the Company held a mortgage loan loss reserve in the asset valuation reserve of $26,509 and $22,530, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                Geographic Distribution                            Property Type Distribution
   ---------------------------------------------------  --------------------------------------------------
                                      December 31                                         December 31
                                     1999      1998                                     1999      1998
                                   -------------------                                 -------------------
   Pacific                           26%       24%      Office                           26%      20%
   South Atlantic                    18        18       Residential                      24       28
   Middle Atlantic                   18        16       Apartment                        16       17
   E. North Central                  17        18       Retail                           16       15
   W. South Central                   6         7       Agricultural                      9        7
   Mountain                           3         6       Industrial                        7        7
   W. North Central                   4         4       Hotel/Motel                       2        2
   E. South Central                   5         4       Other                            --        4
   New England                        3         3

At December 31, 1999, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve.

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. Those instruments include interest rate exchange agreements (swaps), options and futures contracts, and all involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

At December 31, 1999 and 1998, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                        Notional Amount
                                                      1999            1998
                                                   -------------------------
   Derivative securities:
     Interest rate swaps:
       Receive fixed - pay floating                 $405,100        $592,600
       Receive floating - pay floating               574,282          84,763
       Receive floating - pay fixed                  174,345         208,746
       Forwards                                      334,200              --

The Company may enter into futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company's cost basis in the contract. The Company recognized net realized gains from futures contracts in the amount of $9,713, $10,385 and $12,211 for the years ended December 31, 1999, 1998 and 1997, respectively.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)

3. Investments (continued)

Open futures contracts at December 31, 1999 and 1998 were as follows:

                                                       Opening          Year-End
         Number of               Contract               Market           Market
         Contracts                 Type                 Value            Value
     ---------------------------------------------------------------------------
     December 31, 1999:

                                  S&P 500              $69,832          $72,726
            196              March 2000 Futures

     December 31, 1998:

            254                   S&P 500              $78,196          $82,203
                             March 1999 Futures

The Company's use of futures contracts may expose the Company to certain risks. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged. Unexpected adverse price movements could cause the Company's hedging strategy to be unsuccessful and result in losses.


4. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                            Year ended December 31
                                  1999              1998             1997
                              -----------------------------------------------
   Direct premiums             $1,559,509        $1,618,574       $1,248,961
   Reinsurance assumed            119,418           274,237          299,608
   Reinsurance ceded              (16,453)           (9,706)          (2,281)
                              -----------------------------------------------
   Net premiums earned         $1,662,474        $1,883,105       $1,546,288
                              ===============================================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


4. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $14,100, $3,102 and $994 during 1999, 1998 and 1997, respectively. At December 31, 1999 and 1998, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $1,007 and $903 respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1999 and 1998 of $22,003 and $12,542, respectively.


5. Income Taxes

For federal income tax purposes, the Company joins in a consolidated income tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income taxes and net realized capital gains primarily due to differences in the statutory and tax treatment of deferred policy acquisition costs, dividend received deduction, and differences in policy and contract liabilities, as well as the under (over) accrual of the prior year tax provision and low income housing credits.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to net realized capital gains on investments due to differences in book and tax asset bases at the time certain investments are sold.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($17,425 at December 31, 1999). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $6,099.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


5. Income Taxes (continued)

Included in the statements of changes in capital and surplus are certain adjustments increasing surplus by $4,719 at December 31, 1997, relating to tax accrual adjustments applicable to prior tax years.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1992. An examination is underway for years 1993 through 1997.


6. Policy and Contract Attributes

Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 11% and 12% of ordinary life insurance in force at December 31, 1999 and 1998, respectively.

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relates to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

                                                                        December 31
                                                            1999                            1998
                                                 --------------------------      --------------------------
                                                                  Percent                         Percent
                                                    Amount        of Total          Amount        of Total
                                                 --------------------------      --------------------------
   Subject to discretionary withdrawal with
     market value adjustment                     $  1,177,190        10%         $  1,401,397        13%
   Subject to discretionary withdrawal at
     book value less surrender charge                  74,069         1               310,839         3
   Subject to discretionary withdrawal at
     market value                                   6,287,475        57             4,697,903        46
   Subject to discretionary withdrawal at
     book value (minimal or no charges or
     adjustments)                                   1,391,793        13             1,400,914        14
   Not subject to discretionary withdrawal
     provision                                      2,127,949        19             2,422,628        24
                                                 --------------------------      --------------------------
                                                   11,058,476       100%           10,233,681       100%
   Less reinsurance ceded                               9,791                           5,614
                                                 -------------                   -------------
   Total policy reserves on annuities and
     deposit fund liabilities                     $11,048,685                     $10,228,067
                                                 =============                   =============

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


6. Policy and Contract Attributes (continued)

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1999 and 1998, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                                 Gross          Loading           Net
                                                               ------------------------------------------
   December 31, 1999
   Life and annuity:
     Ordinary direct first year business                         $ 2,245        $ 1,525          $   720
     Ordinary direct renewal business                             19,812          5,939           13,873
     Group life direct business                                   36,054          9,824           26,230
     Reinsurance ceded                                              (301)            --             (301)
                                                               ------------------------------------------
   Total life and annuity                                         57,810         17,288           40,522

   Accident and health:
     Direct                                                        2,727             --            2,727
     Reinsurance assumed                                           2,418             --            2,418
     Reinsurance ceded                                              (114)            --             (114)
                                                               ------------------------------------------
   Total accident and health                                       5,031             --            5,031
                                                               ------------------------------------------
                                                                 $62,841        $17,288          $45,553
                                                               ==========================================

   December 31, 1998
   Life and annuity:
     Ordinary direct first year business                         $ 3,243        $ 1,565          $ 1,678
     Ordinary direct renewal business                             17,913          6,154           11,759
     Group life direct business                                   40,548         11,816           28,732
     Reinsurance ceded                                              (182)            --             (182)
                                                               ------------------------------------------
   Total life and annuity                                         61,522         19,535           41,987

   Accident and health:
     Direct                                                        1,485             --            1,485
     Reinsurance assumed                                             751             --              751
     Reinsurance ceded                                              (106)            --             (106)
                                                               ------------------------------------------
   Total accident and health                                       2,130                           2,130
                                                               ------------------------------------------
                                                                 $63,652        $19,535          $44,117
                                                               ==========================================

At December 31, 1999 and 1998, the Company had insurance in force aggregating $60,234 and $60,859, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Iowa Department of Insurance. The Company established policy reserves of $415 and $495 to cover these deficiencies at December 31, 1999 and 1998, respectively.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)

6. Policy and Contract Attributes (continued)

Separate accounts held by the Company represent funds held for individual policyholders. The assets in the separate accounts, carried at estimated fair value, consist of common stocks, mortgage loans, long-term bonds and cash. During 1997, the Company made a capital contribution of $26,362 to the separate accounts. At December 31, 1998, the fair value of this capital contribution was $31,142, which is included in the separate account assets but is excluded from the corresponding liabilities. During 1999, this capital contribution plus earnings and unrealized gains thereon was withdrawn by the Company.

Information regarding the separate accounts of the Company is as follows:

                                                                 Nonindexed
                                               Guaranteed     Guaranteed Less
                                                 Indexed          Than 4%         Nonguaranteed        Total
                                              ------------------------------------------------------------------
   Premiums, deposits and other
     considerations for the year ended
     December 31, 1999                            $51,684        $    193            $1,214,731      $1,266,608
                                              ==================================================================
   Reserves for separate accounts as of
     December 31, 1999                            $59,254        $127,349            $6,311,851      $6,498,454
                                              ==================================================================

   Reserves by withdrawal characteristics
     as of December 31, 1999:
     With market value adjustment                 $59,254        $127,349            $  382,840      $  569,443
     At market value                                   --              --             5,929,011       5,929,011
                                              ------------------------------------------------------------------
   Total                                          $59,254        $127,349            $6,311,851      $6,498,454
                                              ==================================================================

   Premiums, deposits and other
     considerations for the year ended
     December 31, 1998                            $    --        $    189            $  858,562      $  858,751
                                              ==================================================================
   Reserves for separate accounts as of
     December 31, 1998                            $    --        $143,533            $4,719,656      $4,863,189
                                              ==================================================================

   Reserves by withdrawal characteristics
     as of December 31, 1998:
     With market value adjustment                                $143,533            $       --      $  143,533
     At market value                               $   --              --             4,719,656       4,719,656
                                              ==================================================================
   Total                                           $   --        $143,533            $4,719,656      $4,863,189
                                              ==================================================================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)

6. Policy and Contract Attributes (continued)


                                                                 Nonindexed
                                               Guaranteed     Guaranteed More
                                                 Indexed          Than 4%          Nonguaranteed        Total
                                              ---------------------------------------------------------------------
   Premiums, deposits and other
     considerations for the year ended
     December 31, 1997                             $ --              $  3,481           $  781,075      $  784,556
                                              =====================================================================

   Reserves for separate accounts as of
     December 31, 1997                             $ --              $166,241           $3,376,067      $3,542,308
                                              =====================================================================

   Reserves by withdrawal characteristics
     as of December 31, 1997:
     With market value adjustment                  $ --              $166,241           $       --      $  166,241
     At market value                                 --                    --            3,376,067       3,376,067
                                              ---------------------------------------------------------------------
   Total                                           $ --              $166,241           $3,376,067      $3,542,308
                                              =====================================================================

A reconciliation of the amounts transferred to and from the Company's separate accounts is presented below:

                                                                             Year ended December 31
                                                                      1999            1998           1997
                                                                 --------------------------------------------
   Transfers as reported in the Summary of
     Operations of separate accounts
     annual statement:
     Transfers to separate accounts                                $1,266,608       $858,751       $784,931
     Transfers from separate accounts                                (384,653)      (218,416)      (189,627)
                                                                 --------------------------------------------
   Net transfers to separate accounts                                 881,955        640,335        595,304
   Reconciling adjustments:
     Fees paid to external fund manager                                    --             --          2,311
     Other transfers to modified separate account                       7,732         12,287          2,018
                                                                 --------------------------------------------
                                                                        7,732         12,287          4,329
                                                                 --------------------------------------------
   Transfers as reported in the Summary of Operations of
     the Company's Life,
     Accident & Health Annual Statement                           $   889,687      $ 652,622       $599,633
                                                                 ============================================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)

7. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of
(1) 10 percent of the Company's statutory capital and surplus as of the preceding December 31, or (2) the Company's statutory net income before net realized capital gains on investments for the preceding year. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2000, without prior regulatory approval, is $84,808.

The Company paid dividends to its stockholders of $160,000, $160,000 and $120,000 in 1999, 1998 and 1997, respectively.


8. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1999 and 1998, the Company paid $38,750 and $1,390, respectively, for these services, which approximates their costs to the affiliates. Prior to 1998, the Company entered into agreements with its affiliates whereby the Company performed administrative services, management support services, and marketing services for its affiliates. The Company, as compensation, received $63,000 in 1997 from affiliates which approximated the cost to provide such services. Such amounts are classified as reductions of general insurance and other expenses in the accompanying statements of operations. These agreements are no longer in place.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 5.63% at December 31, 1999. During 1999 and 1998, the Company received net interest of $3,123 and $309, respectively, from affiliates. Interest received in 1997 related to similar intercompany transactions was not significant to the Company.

At December 31, 1999, the Company has a $104,500 short-term note payable to affiliates. Interest on these notes accrues at rates ranging from 5.30% to 5.90%.

The Company participates in various benefit plans sponsored by AEGON and the related costs allocated to the Company are not significant.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)

8. Related Party Transactions (continued)

The Company has 2,290,000 shares of redeemable preferred stock outstanding, all of which are owned by CLLP. The preferred stock has a par value of $11 per share and a liquidation value of $240 per share. CLLP is entitled to receive a cumulative dividend equal to 8-1/2 percent per annum of the liquidation value of the preferred stock. The Company may redeem all or any portion of the preferred stock at the liquidation value commencing December 18, 2000.


9. Commitments and Contingencies

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $13,770 and $12,062 and an offsetting premium tax benefit of $4,884 and $4,604 at December 31, 1999 and 1998, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies.

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
  (A) FINANCIAL STATEMENTS
  Part A None

  Part B Financial Statements of Subaccounts of Peoples Benefit Life Insurance
         Company Separate Account IV (formerly Providian Life and Health Insurance Company Separate Account IV) which are available for investment by Vanguard Variable Annuity Plan Contract Owners as of December 31, 1999 and for each of the two years in the period ended December 31, 1999 with Report of Independent Auditors.

         Statutory-basis financial statements of Peoples Benefit Life Insurance Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 with Report of Independent Auditors.

  Part C None

   (B) EXHIBITS
   (1) Resolution of the Board of Directors of National Home Life Assurance Company ("National Home") authorizing establishment of the Separate Ac-count./4/
   (2) Not Applicable.
   (3) Not Applicable.
   (4) Form of variable annuity contract/5/
   (5) Form of application/5/
   (6) (a) Articles of Incorporation of National Home/1/
       (b) Amendment to Articles of Incorporation of National Home/2/
       (c) Amended and Restated Articles of Incorporation of National Home/3/
   (7) Not applicable.
   (8) (a) Participation Agreement for the Vanguard Variable Insurance Fund/6/
       (b) First Amendment to Participation, Market Consulting and Administra-tion Agreement/7/

       (c) Administration Service Agent/8/
   (9) (a) Opinion and Consent of Counsel/9/
       (b) Consent of Counsel/9/
  (10) Consent of Independent Auditors/9/
  (11) No financial statements are omitted from item 23.
  (12) Not applicable.
  (13) Performance computation/7/
  (14) Not applicable.
--------
/1/ Incorporated by reference from the initial Registration Statement of the Providian Life & Health Insurance Company Separate Account II, File No. 33-7033.
/2/ Incorporated by reference from Post-Effective Amendment No. 3 to the Regis-tration Statement of Providian Life & Health Insurance Company Separate Ac-count II, File No. 33-7033.
/3/ Incorporated by reference from Post-Effective Amendment No. 5 to the Regis-tration Statement of the Providian Life & Health Insurance Company Separate Account II, File No. 33-7033.
/4/ Incorporated by reference from the initial Registration Statement of the Providian Life & Health Insurance Company Separate Account IV, File No. 33-36073.
/5/ Incorporated by reference from Pre-Effective Amendment No. 1 to the Regis-tration Statement of the Providian Life & Health Insurance Company Separate Account IV, File No. 33-36073.
/6/ Incorporated by reference from Post-Effective Amendment No. 1 to the Regis-tration Statement of Providian Life & Health Insurance Company Separate Ac-count IV, File No. 33-36073.
/7/ Incorporated by reference from Post-Effective Amendment No. 6 to Registra-tion Statement of Providian Life & Health Insurance Company Separate Account IV, File No. 33-36073.

/8/ Incorporated by reference from Post-Effective Amendment No. 11 to
    Registration Statement of Providian Life & Health Insurance Company Separate Account IV, File No. 33-36073, filed April 30, 1998.

/9/ Filed herewith.

Item 25.  Directors and Officers of Depositor


Positions and Offices with Depositor                        Name and Principal Business Address*
------------------------------------                        ------------------------------------
President                                                   Bart Herbert, Jr.
Senior Vice President                                       Edward A. Biemer
Senior Vice President                                       Thomas P. Bowie
Senior Vice President                                       G. Douglas Mangum, Jr.
Executive Vice President                                    William L. Busler
Treasurer                                                   Martha A. McConnell
Vice President                                              Brian Alford
Vice President & Assistant Treasurer                        Nathan C. Anguiano
Vice President & Division General Counsel                   Frank A. Camp
Vice President                                              Brenda K. Clancy
Vice President                                              Michele M. Coan
Vice President                                              Jane A. Coyne
Vice President                                              Karen H. Fleming
Vice President                                              Carolyn M. Johnson
Vice President                                              Michael F. Lane
Vice President                                              John A. Mazzuca
Vice President                                              Daniel C. Mohwinkel
Vice President                                              Maureen E. Nielsen
Vice President                                              Larry N. Norman
Vice President                                              G. Eric O'Brien
Vice President                                              Daniel H. Odum
Vice President                                              Douglas A. Sarcia
Vice President                                              Gary H. Scott
Vice President                                              Brian A. Smith
Vice President                                              Colleen M. Tobiason
Vice President                                              William A. Waldie, Jr.
Vice President                                              Michael A. Wapp
Vice President & Actuary                                    Ronald L. Ziegler
Assistant Vice President                                    Janice Boehmler
Assistant Vice President & Qualified Actuary                Michael A. Cioffi
Assistant Vice President                                    Kimberly A. Cushing
Assistant Vice President                                    Mary Ellen Fahringer
Assistant Vice President                                    JoAnn Herndon
Assistant Vice President                                    Patricia A. Lukacs
Assistant Vice President                                    William R. Maurer


Assistant Vice President                        Robert E. Payne
Assistant Vice President                        Teresa L. Stolba
Assistant Vice President                        Harvey Waite
Assistant Treasurer                             Cliford W. Flenniken
Assistant Controller                            Paul J. Lukacs
Assistant Controller                            Joseph C. Noone
Second Vice President                           Amy E. Anders
Second Vice President                           George E. Claiborne, Jr.
Second Vice President                           Cindy L. Chanley
Second Vice President                           Marvin A. Johnson
Second Vice President                           Anne M. Spaes
Second Vice President/Investments               David L. Blankenship
Second Vice President/Investments               C. Ray Brewer
Second Vice President/Investments               Kirk W. Buese
Second Vice President/Investments               Joel L. Coleman
Second Vice President/Investments               William S. Cook
Second Vice President/Investments               Deborah A. Dias
Second Vice President/Investments               Lee W. Eastland
Second Vice President/Investments               Donald E. Flynn
Second Vice President/Investments               Eric B. Goodman
Second Vice President/Investments               M. Josette Goulet
Second Vice President/Investments               James Grant
Second Vice President/Investments               David R. Halfpap
Second Vice President/Investments               Robert L. Hansen
Second Vice President/Investments               Donna L. Heitzman
Second Vice President/Investments               David W. Hopewell
Second Vice President/Investments               Frederick B. Howard
Second Vice President/Investments               Claudia Jackson
Second Vice President/Investments               Jon D. Kettering
Second Vice President/Investments               Tim Kuussalo
Second Vice President/Investments               James D. MacKinnon
Second Vice President/Investments               Kathleen B. Madden
Second Vice President/Investments               Jeffrey T. McGlaun
Second Vice President/Investments               Paul D. Mier
Second Vice President/Investments               Thomas L. Nordstrom
Second Vice President/Investments               Ralph M. O'Brien
Second Vice President/Investments               Douglas H. Owen, Jr.
Second Vice President/Investments               Dennis Roland
Second Vice President/Investments               James D. Ross
Second Vice President/Investments               J. Alan Schork
Second Vice President/Investments               Lindsay Schumacher
Second Vice President/Investments               Michael B. Shaffer
Second Vice President/Investments               Clifford Sheets


Second Vice President/Investments                 Michael B. Simpson
Second Vice President/Investments                 Jon L. Skaggs
Second Vice President/Investments                 Elizabeth A. Smedley
Second Vice President/Investments                 Michael S. Smith
Second Vice President/Investments                 Anne M. Spaes
Second Vice President/Investments                 Donna J. Spalding
Second Vice President/Investments                 Bradley L. Stofferahn
Second Vice President/Investments                 Randall K. Waddell
Second Vice President/Investments                 Marcia Weiland
Second Vice President/Investments                 Tammy C. Wetterer
Second Vice President/Special Markets             Kim A. Bivins
Second Vice President/Special Markets             Gregory M. Curry
Second Vice President/Special Markets             Lisa L. Patterson
Second Vice President/Special Markets             Rhonda L. Pritchett
Second Vice President/Special Markets             Thomas E. Walsh
Second Vice President/Special Markets             Harvey Willis
Assistant Secretary                               Colleen S. Lyons
Assistant Secretary                               Mary L. Schaefer
Assistant Secretary                               Gregory E. Miller - Breetz
Assistant Secretary                               R. Michael Slaven
Assistant Secretary                               Craig D. Vermie
Advertising Compliance Officer                    Nancy E. Partington
Product Compliance Officer                        James T. Bradley

DIRECTORS:

David G. Rekoski                                  Douglas A. Sarcia
Bart Herbert, Jr.                                 Brian A. Smith
G. Douglas Mangum, Jr.                            Craig D. Vermie
Larry N. Norman
Brenda K. Clancy

*The business address of each director and officer of Providian Life and Health Insurance Company is 20 Moores Road, Frazer, Pennsylvania 19355; 400 West Market Street, Louisville, Kentucky 40202 or 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

 The Depositor, Peoples Benefit Life Insurance Company ("Peoples Benefit") is indirectly wholly owned by AEGON USA, Inc. The Registrant is a segregated asset account of Peoples Benefit.

 The following chart indicates the persons controlled by or under common con-trol with Peoples Benefit.

                                          Jurisdiction of         Percent of Voting
Name                                      Incorporation           Securities Owned                  Business
----                                      -------------           ----------------                  --------
AEGON N.V.                                Netherlands             53.16% of Vereniging              Holding company
                                                                  AEGON Netherlands
                                                                  Membership Association

Groninger Financieringen B.V.             Netherlands             100% AEGON N.V.                   Holding company

AEGON Netherland N.V.                     Netherlands             100% AEGON N.V.                   Holding company

AEGON Nevak Holding B.V.                  Netherlands             100% AEGON N.V.                   Holding company

AEGON International N.V.                  Netherlands             100% AEGON N.V.                   Holding company

Voting Trust Trustees:                    Delaware                                                  Voting Trust
K.J. Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation            Delaware                100% Voting Trust                 Holding company

Short Hills Management Company            New Jersey              100% AEGON U.S.                   Holding company
                                                                  Holding Corporation

CORPA Reinsurance Company                 New York                100% AEGON U.S.                   Holding company
                                                                  Holding Corporation

AEGON Management Company                  Indiana                 100% AEGON U.S.                   Holding company
                                                                  Holding Corporation

RCC North America Inc.                    Delaware                100% AEGON U.S.                   Holding company
                                                                  Holding Corporation

AEGON USA, Inc.                           Iowa                    100% AEGON U.S.                   Holding company
                                                                  Holding Corporation

Transamerica Holding Company              Delaware                100% AEGON USA, Inc.              Holding Company

AEGON Funding Corp.                       Delaware                100% Transamerica                 Issue debt securities-net
                                                                  Holding Company                   proceeds used to make
                                                                                                    loans to affiliates

First AUSA Life Insurance                 Maryland                100% AEGON USA, Inc.              Insurance holding company
Company

AUSA Life Insurance                       New York                82.33% First AUSA Life            Insurance
Company, Inc.                                                     Insurance Company
                                                                  17.67% Veterans Life
                                                                  Insurance Company

Life Investors Insurance                  Iowa                    100% First AUSA Life Ins. Co.     Insurance
Company of America


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Life Investors Alliance, LLC              Delaware                  100% LIICA                      Purchase, own, and hold the
                                                                                                    equity interest of other
                                                                                                    entities

Great American Insurance                  Iowa                      100% LIICA                      Marketing
Agency, Inc.

Bankers United Life                       Iowa                      100% Life Investors Ins.        Insurance
Assurance Company                                                   Company of America

PFL Life Insurance Company                Iowa                      100% First AUSA Life Ins. Co.   Insurance

AEGON Financial Services                  Minnesota                 100% PFL Life Insurance Co.     Marketing
Group, Inc.

AEGON Assignment Corporation              Kentucky                  100% AEGON Financial            Administrator of structured
of Kentucky                                                         Services Group, Inc.            settlements

AEGON Assignment Corporation              Illinois                  100% AEGON Financial            Administrator of structured
                                                                    Services Group, Inc.            settlements

Southwest Equity Life Ins. Co.            Arizona                   100% of Common Voting Stock     Insurance
                                                                    First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.          Arizona                   100% of Common Voting Stock     Insurance
                                                                    First AUSA Life Ins. Co.

Western Reserve Life Assurance            Ohio                      100% First AUSA Life Ins. Co.   Insurance
Co. of Ohio

WRL Series Fund, Inc.                     Maryland                  Various                         Mutual fund

WRL Investment Services, Inc.             Florida                   100% Western Reserve Life       Provides administration for
                                                                    Assurance Co. of Ohio           affiliated mutual fund

WRL Investment                            Florida                   100% Western Reserve Life       Registered investment advisor
Management, Inc.                                                    Assurance Co. of Ohio

ISI Insurance Agency, Inc.                California                100% Western Reserve Life       Insurance agency
And Subsidiaries                                                    Assurance Co. of Ohio

ISI Insurance Agency                      Alabama                   100% ISI Insurance Agency, Inc. Insurance Agency
of Alabama, Inc.

ISI Insurance Agency                      Ohio                      100% ISI Insurance Agency, Inc. Insurance agency
of Ohio, Inc.

ISI Insurance Agency                      Massachusetts             100% ISI Insurance Agency Inc.  Insurance Agency
of Massachusetts, Inc.

ISI Insurance Agency                      Texas                     100% ISI Insurance Agency, Inc. Insurance agency
of Texas, Inc.


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
ISI Insurance Agency                      Hawaii                    100% ISI Insurance              Insurance agency
of Hawaii, Inc.                                                     Agency, Inc.

ISI Insurance Agency                      New Mexico                100% ISI Insurance              Insurance agency
New Mexico, Inc.                                                    Agency, Inc.

AEGON Equity Group, Inc.                  Florida                   100% Western Reserve Life       Insurance Agency
                                                                    Assurance Co. of Ohio

Monumental General Casualty Co.           Maryland                  100% First AUSA Life Ins. Co.   Insurance

United Financial Services, Inc.           Maryland                  100% First AUSA Life Ins. Co.   General agency

Bankers Financial Life Ins. Co.           Arizona                   100% First AUSA Life Ins. Co.   Insurance

The Whitestone Corporation                Maryland                  100% First AUSA Life Ins. Co.   Insurance agency

Cadet Holding Corp.                       Iowa                      100% First AUSA Life            Holding company
                                                                    Insurance Company

Monumental General Life                   Puerto Rico               51% First AUSA Life             Insurance
Insurance Company of                                                Insurance Company
Puerto Rico                                                         49% Baldrich & Associates
                                                                    of Puerto Rico

AUSA Holding Company                      Maryland                  100% AEGON USA, Inc.            Holding company

Monumental General Insurance              Maryland                  100% AUSA Holding Co.           Holding company
Group, Inc.


Trip Mate Insurance Agency, Inc.          Kansas                    100% Monumental General         Sale/admin. of travel
                                                                    Insurance Group, Inc.           insurance


Monumental General                        Maryland                  100% Monumental General         Provides management srvcs.
Administrators, Inc.                                                Insurance Group, Inc.           to unaffiliated third party
                                                                                                    administrator

Executive Management and                  Maryland                  100% Monumental General         Provides actuarial consulting
Consultant Services, Inc.                                           Administrators, Inc.            services

Monumental General Mass                   Maryland                  100% Monumental General         Marketing arm for sale of
Marketing, Inc.                                                     Insurance Group, Inc.           mass marketed insurance
                                                                                                    coverages

AUSA Financial Markets, Inc.              Iowa                      100% AUSA Holding Co.           Marketing

Transamerica Capital, Inc.                California                100% AUSA Holding Co.           Broker/Dealer

Endeavor Management Company               California                100% AUSA Holding Co.           Investment Management

Universal Benefits Corporation            Iowa                      100% AUSA Holding Co.           Third party administrator


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Investors Warranty of                     Iowa                      100% AUSA Holding Co.           Provider of automobile
America, Inc.                                                                                       extended maintenance
                                                                                                    contracts

Massachusetts Fidelity Trust Co.          Iowa                      100% AUSA Holding Co.           Trust company

Money Services, Inc.                      Delaware                  100% AUSA Holding Co.           Provides financial counseling
                                                                                                    for employees and agents of
                                                                                                    affiliated companies

ADB Corporation                           Delaware                  100% Money Services, Inc.       Special purpose limited
                                                                                                    Liability company

ORBA Insurance Services, Inc.             California                10.56% Money Services, Inc.     Insurance agency

Zahorik Company, Inc.                     California                100% AUSA Holding Co.           Broker-Dealer

ZCI, Inc.                                 Alabama                   100% Zahorik Company, Inc.      Insurance agency

Zahorik Texas, Inc.                       Texas                     100% Zahorik Company, Inc.      Insurance agency

Long, Miller & Associates, L.L.C.         California                33-1/3% AUSA Holding Co.        Insurance agency

AEGON Asset Management                    Delaware                  100% AUSA Holding Co.           Registered investment advisor
Services, Inc.

InterSecurities, Inc.                     Delaware                  100% AUSA Holding Co.           Broker-Dealer

Associated Mariner Financial              Michigan                  100% InterSecurities, Inc.      Holding co./management
Group, Inc.                                                                                         services

Associated Mariner Ins. Agency            Massachusetts             100% Associated Mariner         Insurance agency
of Massachusetts, Inc.                                              Agency, Inc.

Associated Mariner Agency                 Ohio                      100% Associated Mariner         Insurance agency
Ohio, Inc.                                                          Agency, Inc.

Associated Mariner Agency                 Texas                     100% Associated Mariner         Insurance agency
Texas, Inc.                                                         Agency, Inc.

Idex Investor Services, Inc.              Florida                   100% AUSA Holding Co.           Shareholder services

Idex Management, Inc.                     Delaware                  100% AUSA Holding Co.           Investment advisor

IDEX Mutual Funds                         Massachusetts             Various                         Mutual fund

Diversified Investment                    Delaware                  100% AUSA Holding Co.           Registered investment advisor
Advisors, Inc.

Diversified Investors Securities          Delaware                  100% Diversified Investment     Broker-Dealer
Corp.                                                               Advisors, Inc.


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
George Beram & Company, Inc.              Massachusetts             100% Diversified Investment     Employee benefit and
                                                                    Advisors, Inc.                  actuarial consulting

AEGON USA Securities, Inc.                Iowa                      100% AUSA Holding Co.           Broker-Dealer (De-registered)

Creditor Resources, Inc.                  Michigan                  100% AUSA Holding Co.           Credit insurance

CRC Creditor Resources                    Canada                    100% Creditor Resources, Inc.   Insurance agency
Canadian Dealer Network Inc.

Weiner Agency, Inc.                       Maryland                  100% Creditor Resources, Inc.   Insurance agency

AEGON USA Investment                      Iowa                      100% AUSA Holding Co.           Investment advisor
Management, Inc.

AEGON USA Realty                          Iowa                      100% AUSA Holding Co.           Provides real estate
Advisors, Inc.                                                                                      administrative and real
                                                                                                    estate investment services

AEGON USA Real Estate                     Delaware                  100% AEGON USA Realty           Real estate and mortgage
Services, Inc.                                                      Advisors, Inc.                  holding company

QSC Holding, Inc.                         Delaware                  100% AEGON USA Realty           Real estate and financial
                                                                    Advisors, Inc.                  software production and sales

LRA, Inc.                                 Iowa                      100% AEGON USA Realty           Real estate counseling
                                                                    Advisors, Inc.

Landauer Associates, Inc.                 Delaware                  100% AEGON USA Realty           Real estate counseling
                                                                    Advisors, Inc.

Landauer Realty Associates, Inc.          Texas                     100% Landauer Associates, Inc.  Real estate counseling

Realty Information Systems, Inc.          Iowa                      100% AEGON USA Realty           Information Systems for
                                                                    Advisors, Inc.                  real estate investment
                                                                                                    management

USP Real Estate Investment Trust          Iowa                      12.89% First AUSA Life Ins. Co. Real estate investment trust
                                                                    13.11% PFL Life Ins. Co.
                                                                    4.86% Bankers United Life
                                                                    Assurance Co.

RCC Properties Limited                    Iowa                      AEGON USA Realty Advisors,      Limited Partnership
Partnership                                                         Inc. is General Partner and 5%
                                                                    owner.

Commonwealth General                      Delaware                  100% AEGON USA, Inc.            Holding company
Corporation ("CGC")

AFSG  Securities Corporation              Pennsylvania              100% CGC                        Broker-Dealer

Benefit Plans, Inc.                       Delaware                  100% CGC                        TPA for Peoples Security Life
                                                                                                    Insurance Company


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Durco Agency, Inc.                        Virginia                  100% Benefit Plans, Inc.        General agent

Capital 200 Block Corporation             Delaware                  100% CGC                        Real estate holdings

Capital Real Estate                       Delaware                  100% CGC                        Furniture and equipment
Development Corporation                                                                             lessor

Commonwealth General.                     Kentucky                  100% CGC                        Administrator of structured
Assignment Corporation                                                                              settlements

Diversified Financial Products Inc.       Delaware                  100% CGC                        Provider of investment,
                                                                                                    marketing and admin. services
                                                                                                    to ins. cos.

Monumental Agency Group, Inc.             Kentucky                  100% CGC                        Provider of srvcs. to ins. cos.

PB Investment Advisors, Inc.              Delaware                  100% CGC                        Registered investment advisor
                                                                                                    (de-registered)

Southlife, Inc.                           Tennessee                 100% CGC                        Investment subsidiary

Commonwealth General LLC                  Turks &                   100% CGC                        Special-purpose subsidiary
                                          Caicos Islands

Ampac Insurance Agency, Inc.              Pennsylvania              100% CGC                        Provider of management
(EIN 23-1720755)                                                                                    support services

Compass Rose Development                  Pennsylvania              100% Ampac Insurance            Special-purpose subsidiary
Corporation                                                         Agency, Inc.

Financial Planning Services, Inc.         Dist. Columbia            100% Ampac Insurance            Special-purpose subsidiary
                                                                    Agency, Inc.

Frazer Association                        Illinois                  100% Ampac Insurance            TPA license-holder
Consultants, Inc.                                                   Agency, Inc.

National Home Life Corporation            Pennsylvania              100% Ampac Insurance            Special-purpose subsidiary
                                                                    Agency, Inc.

Valley Forge Associates, Inc.             Pennsylvania              100% Ampac Insurance            Furniture & equipment lessor
                                                                    Agency, Inc.

Veterans Benefits Plans, Inc.             Pennsylvania              100% Ampac Insurance            Administrator of group
                                                                    Agency, Inc.                    insurance programs

Veterans Insurance Services, Inc.         Delaware                  100% Ampac Insurance            Special-purpose subsidiary
                                                                    Agency, Inc.


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Academy Insurance Group, Inc.             Delaware                  100% CGC                        Holding company

Academy Life Insurance Co.                Missouri                  100% Academy Insurance          Insurance company
                                                                    Group, Inc.

Pension Life Insurance                    New Jersey                100% Academy Life               Insurance company
Company of America                                                  Insurance Company

FED Financial, Inc.                       Delaware                  100% Academy Insurance          Special-purpose subsidiary
                                                                    Group, Inc.

Ammest Development Corp. Inc.             Kansas                    100% Academy Insurance          Special-purpose subsidiary
                                                                    Group, Inc.

Ammest Insurance Agency, Inc.             California                100% Academy Insurance          General agent
                                                                    Group, Inc.

Ammest Massachusetts                      Massachusetts             100% Academy Insurance          Special-purpose subsidiary
Insurance Agency, Inc.                                              Group, Inc.

Ammest Realty, Inc.                       Pennsylvania              100% Academy Insurance          Special-purpose subsidiary
                                                                    Group, Inc.

Ampac,  Inc.                              Texas                     100% Academy Insurance          Managing general agent
                                                                    Group, Inc.

Ampac Insurance Agency, Inc.              Pennsylvania              100% Academy Insurance          Special-purpose subsidiary
(EIN 23-2364438)                                                    Group, Inc.


Force Financial Group, Inc.               Delaware                  100% Academy Insurance          Special-purpose subsidiary
                                                                    Group, Inc.

Force Financial Services, Inc.            Massachusetts             100% Force Fin. Group, Inc.     Special-purpose subsidiary

Military Associates, Inc.                 Pennsylvania              100% Academy Insurance          Special-purpose subsidiary
                                                                    Group, Inc.

NCOAA Management Company                  Texas                     100% Academy Insurance          Special-purpose subsidiary
                                                                    Group, Inc.

NCOA Motor Club, Inc.                     Georgia                   100% Academy Insurance          Automobile club
                                                                    Group, Inc.

Unicom Administrative                     Pennsylvania              100% Academy Insurance          Provider of admin. services
Services, Inc.                                                      Group, Inc.


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Unicom Administrative                     Germany                   100% Unicom Administrative      Provider of admin. services
Services, GmbH                                                      Services, Inc.

Capital General Development               Delaware                  100% CGC                        Holding company
Corporation

Monumental Life                           Maryland                  73.23% Capital General          Insurance company
Insurance Company                                                   Development Company
                                                                    26.77% First AUSA Life
                                                                    Insurance Company

AEGON Special Markets                     Maryland                  100% Monumental Life            Marketing company
Group, Inc.                                                         Insurance Company

Peoples Benefit Life                      Missouri                  3.7% CGC                        Insurance company
Insurance Company                                                   20.0% Capital Liberty, L.P.
                                                                    76.3% Monumental Life
                                                                    Insurance Company

Veterans Life Insurance Co.               Illinois                  100% Peoples Benefit            Insurance company
                                                                    Life Insurance Company

Peoples Benefit Services, Inc.            Pennsylvania              100% Veterans Life Ins. Co.     Special-purpose subsidiary

Coverna Direct Insurance                  Maryland                  100% Peoples Benefit            Insurance agency
Insurance Services, Inc.                                            Life Insurance Company

Ammest Realty Corporation                 Texas                     100% Monumental Life            Special purpose subsidiary
                                                                    Insurance Company

JMH Operating Company, Inc.               Mississippi               100% Monumental Life            Real estate holdings
                                                                    Insurance Company

Capital Liberty, L.P.                     Delaware                  99.0% Monumental Life           Holding Company
                                                                    Insurance Company
                                                                    1.0% CGC

Transamerica Corporation                  Delaware                  100% AEGON NV                   Major interest in insurance
                                                                                                    and finance

Transamerica Pacific Insurance            Hawaii                    100% Transamerica Corp.         Life insurance
  Company, Ltd.

TREIC Enterprises, Inc.                   Delaware                  100% Transamerica Corp.         Investments

ARC Reinsurance Corporation               Hawaii                    100% Transamerica Corp.         Property & Casualty Ins.

Transamerica Management, Inc.             Delaware                  100% ARC Reinsurance Corp.      Asset management


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Inter-America Corporation                 California                100% Transamerica Corp.         Insurance Broker

Pyramid Insurance Company, Ltd.           Hawaii                    100% Transamerica Corp.         Property & Casualty Ins.

Pacific Cable Ltd.                        Bmda.                     100% Pyramid Ins. Co., Ltd.     Sold 25% of TC Cable, Inc.
                                                                                                    stock in 1998

Transamerica Business Tech Corp.          Delaware                  100% Transamerica Corp.         Telecommunications and
                                                                                                    data processing

Transamerica CBO I, Inc.                  Delaware                  100% Transamerica Corp.         Owns and manages a pool of
                                                                                                    high-yield bonds

Transamerica Corporation (Oregon)         Oregon                    100% Transamerica Corp.         Name holding only-Inactive

Transamerica Finance Corp.                Delaware                  100% Transamerica Corp.         Commercial & Consumer
                                                                                                    Lending & equip. leasing

TA Leasing Holding Co., Inc.              Delaware                  100% Transamerica Fin. Corp.    Holding company

Trans Ocean Ltd.                          Delaware                  100% TA Leasing Hldg Co. Inc.   Holding company

Trans Ocean Container Corp.               Delaware                  100% Trans Ocean Ltd.           Intermodal Leasing
("TOCC")

SpaceWise Inc.                            Delaware                  100% TOCC                       Intermodal leasing

Trans Ocean Container
   Finance Corp.                          Delaware                  100% TOCC                       Intermodal leasing

Trans Ocean Leasing
   Deutschland GmbH                       Germany                   100% TOCC                       Intermodal leasing

Trans Ocean Leasing PTY Ltd.              Austria                   100% TOCC                       Intermodal leasing

Trans Ocean Management S.A.               Switzerland               100% TOCC                       Intermodal leasing

Trans Ocean Regional
   Corporate Holdings                     California                100% TOCC                       Holding company

Trans Ocean Tank Services Corp.           Delaware                  100% TOCC                       Intermodal leasing

Transamerica Leasing Inc.                 Delaware                  100% TA Leasing Holding Co.     Leases & Services intermodal
                                                                                                    equipment

Transamerica Leasing Holdings             Delaware                  100% Transamerica Leasing Inc.  Holding Company
  Inc.  ("TLHI")

Greybox Logistics Services Inc.           Delaware                  100% TLHI                       Intermodal Leasing


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Greybox L.L.C.                            Delaware                  100% TLHI                       Intermodal freight container
                                                                                                    interchange facilitation service


Transamerica Trailer                      France                    100% Greybox L.L.C.             Leasing
   Leasing S.N.C.

Greybox Services Limited                  U.K.                      100% TLHI                       Intermodal Leasing

Intermodal Equipment, Inc.                Delaware                  100% TLHI                       Intermodal leasing

Transamerica Leasing N.V.                 Belg.                     100% Intermodal Equipment Inc.

Transamerica Leasing SRL                  Italy                     100% Intermodal Equipment Inc.

Transamerica Distribution                 Delaware                  100% TLHI                       Provided door-to-door services
   Services, Inc.                                                                                   for the domestic
                                                                                                    transportation of temperature-
                                                                                                    sensitive products

Transamerica Leasing                      Belg.                     100% TLHI                       Leasing
  Coordination Center

Transamerica Leasing do                   Braz.                     100% TLHI                       Container Leasing
   Brasil Ltda.

Transamerica Leasing GmbH                 Germany                   100% TLHI                       Leasing

Transamerica Leasing Limited              U.K.                      100% TLHI                       Leasing

ICS Terminals (UK) Limited                U.K.                      100% Transamerica.              Leasing
                                                                    Leasing Limited

Transamerica Leasing Pty. Ltd.            Australia                 100% TLHI                       Leasing

Transamerica Leasing (Canada) Inc.        Canada                    100% TLHI                       Leasing

Transamerica Leasing (HK) Ltd.            H.K.                      100% TLHI                       Leasing

Transamerica Leasing                      S. Africa                 100% TLHI                       Intermodal leasing
   (Proprietary) Limited

Transamerica Tank Container               Australia                 100% TLHI                       The Australian (domestic)
   Leasing Pty. Limited                                                                             leasing of tank containers

Transamerica Trailer Holdings I Inc.      Delaware                  100% TLHI                       Holding company

Transamerica Trailer Holdings II, Inc.    Delaware                  100% TLHI                       Holding company


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Transamerica Trailer Holdings III, Inc.   Delaware                  100% TLHI                       Holding company

Transamerica Trailer Leasing AB           Swed.                     100% TLHI                       Leasing

Transamerica Trailer Leasing AG           Switzerland               100% TLHI                       Leasing

Transamerica Trailer Leasing A/S          Denmark                   100% TLHI                       Leasing

Transamerica Trailer Leasing GmbH         Germany                   100% TLHI                       Leasing

Transamerica Trailer Leasing              Belgium                   100% TLHI                       Leasing
   (Belgium) N.V.

Transamerica Trailer Leasing              Netherlands               100% TLHI                       Leasing
   (Netherlands) B.V.

Transamerica Trailer Spain S.A.           Spain                     100% TLHI                       Leasing

Transamerica Transport Inc.               New Jersey                100% TLHI                       Dormant

Transamerica Commercial                   Delaware                  100% Transamerica Fin. Corp.    Holding company for
   Finance Corporation, I ("TCFCI")                                                                 Commercial/consumer finance
                                                                                                    subsidiaries

Transamerica Equipment Financial          Delaware                  100% TCFCI
   Services Corporation

BWAC Credit Corporation                   Delaware                  100% TCFCI

BWAC International Corporation            Delaware                  100% TCFCI

BWAC Twelve, Inc.                         Delaware                  100% TCFCI                      Holding company for premium
                                                                                                    finance subsidiaries

TIFCO Lending Corporation                 Illinois                  100% BWAC Twelve, Inc.          General financing & other
                                                                                                    services in the US &
                                                                                                    elsewhere

Transamerica Insurance Finance            Maryland                  100% BWAC Twelve, Inc.          Provides insurance premium
   Corporation ("TIFC")                                                                             financing in the US with the
                                                                                                    exception of CA and HI

Transamerica Insurance Finance            Maryland                  100% TIFC                       Provides Insurance premium
   Company (Europe)                                                                                 financing in California

Transamerica Insurance Finance            California                100% TIFC                       Disability ins. & holding co.


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
   Corporation, California                                                                          for various insurance
                                                                                                    subsidiaries of Transamerica
                                                                                                    Corporation

Transamerica Insurance Finance            ON                        100% TIFC                       Provides ins. premium
   Corporation, Canada                                                                              financing in Canada

Transamerica Business Credit              Delaware                  100% TCFCI                      Provides asset based lending
   Corporation ("TBCC")                                                                             leasing & equip. financing

Transamerica Mezzanine                    Delaware                  100% TBCC                       Holds investments in several
   Financing, Inc.                                                                                  joint ventures/partnerships

Transamerica Business Advisory Grp.       Delaware                  100% TBCC

Bay Capital Corporation                   Delaware                  100% TBCC                       Special purpose company for
                                                                                                    the purchase of real estate tax
                                                                                                    liens

Coast Funding Corporation                 Delaware                  100% TBCC                       Special purpose company for
                                                                                                    the purchase of real estate tax
                                                                                                    liens

Transamerica Small Business               Delaware                  100% TBCC
   Capital, Inc. ("TSBC")

Emergent Business Capital                 Delaware                  100% TSBC
   Holdings, Inc.

Gulf Capital Corporation                  Delaware                  100% TBCC                       Special purpose company for
                                                                                                    the purchase of real estate tax
                                                                                                    liens

Direct Capital Equity Investment, Inc.    Delaware                  100% TBCC                       Small business loans

TA Air East, Corp                         Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air I, Corp.                           Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air II, Corp.                          Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air III, Corp.                         Delaware                  100% TBCC                       special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
TA Air IV, Corp.                          Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air V, Corp.                           Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft
TA Air VI, Corp.                          Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air VII, Corp.                         Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest or
                                                                                                    leases aircraft

TA Air VIII, Corp.                        Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest or
                                                                                                    leases aircraft

TA Air IX, Corp.                          Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air X, Corp.                           Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air XI, Corp.                          Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air XII, Corp.                         Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air XIII, Corp.                        Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air XIV, Corp.                         Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air XV, Corp.                          Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
TA Marine I Corp.                         Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest or
                                                                                                    leases barges or ships

TA Marine II Corp.                        Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest or
                                                                                                    leases barges or ships

TBC I, Inc.                               Delaware                  100% TBCC                       Special purpose corp.

TBC II, Inc.                              Delaware                  100% TBCC                       Special purpose corp.

TBC III, Inc.                             Delaware                  100% TBCC                       Special purpose corp.

TBC IV, Inc.                              Delaware                  100% TBCC                       Special purpose corp.

TBC V, Inc.                               Delaware                  100% TBCC                       Special purpose corp.

TBC VI, Inc.                              Delaware                  100% TBCC                       Special purpose corp.

TBC Tax I, Inc.                           Delaware                  100% TBCC                       Special purpose co. for the
                                                                                                    purchase of real estate tax lien


TBC Tax II, Inc.                          Delaware                  100% TBCC                       Special purpose co. for the
                                                                                                    purchase of real estate tax lien


TBC Tax III, Inc.                         Delaware                  100% TBCC                       Special purpose co. for the
                                                                                                    purchase of real estate tax lien


TBC Tax IV, Inc.                          Delaware                  100% TBCC                       Special purpose co. for the
                                                                                                    purchase of real estate tax lien


TBC Tax V, Inc.                           Delaware                  100% TBCC                       Special purpose co. for the
                                                                                                    purchase or real estate tax lien


TBC Tax VI, Inc.                          Delaware                  100% TBCC                       Special purpose co. for the
                                                                                                    purchase or real estate tax lien


TBC Tax VII, Inc.                         Delaware                  100% TBCC                       Special purpose co. for the
                                                                                                    purchase or real estate tax lien


TBC Tax VIII, Inc.                        Delaware                  100% TBCC                       Special purpose co. for the
                                                                                                    purchase of real estate tax lien


TBC Tax IX, Inc.                          Delaware                  100% TBCC                       Special purpose co. for the
                                                                                                    purchase of real estate tax lien



                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
The Plain Company                         Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest or
                                                                                                    leases aircraft.

Transamerica Distribution                 Delaware                  100% TCFCI                      Holding corp. for inventory,
   Finance Corporation ("TDFC")                                                                     comm. Leasing, retail finance
                                                                                                    comm. Recovery service and
                                                                                                    accounts

Transamerica Accounts Holding Corp.       Delaware                  100% TDFC

Transamerica Commercial                   Delaware                  100% TDFC                       Wholesale floor plan for
   Finance Corporation ("TCFC")                                                                     appliances, electronics,
                                                                                                    computers, office equip. and
                                                                                                    marine equipment.

Transamerica Acquisition                  Canada                    100% TCFC                       Holding company
   Corporation, Canada

Transamerica Distribution Finance         Delaware                  100% TCFC
   Corporation - Overseas, Inc.
  ("TDFCO")

TDF Mauritius Limited                     Mauritius                 100% TDFCO                      Mauritius holding company
                                                                                                    of our Indian Joint Venture

Inventory Funding Trust                   Delaware                  100% TCFC

Inventory Funding Company, LLC            Delaware                  100% Inventory Funding Trust

TCF Asset Management Corporation          Colorado                  100% TCFC                       A depository for foreclosed
                                                                                                    real and personal property

Transamerica Joint Ventures, Inc.         Delaware                  100% TCFC                       To enter into general partner-
                                                                                                    ships for the ownership of
                                                                                                    comm. & finance business

Transamerica Inventory                    Delaware                  100% TDFC                       Holding co. for inventory
   Finance Corporation ("TIFC")                                                                     finance subsidiaries

Transamerica GmbH, Inc.                   Delaware                  100% TIFC                       Commercial lending in
                                                                                                    Germany

Transamerica Fincieringsmaatschappij
   B.V.                                   Netherlands               100% Trans. GmbH,  Inc.         Commercial lending in
                                                                                                    Europe


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
BWAC Seventeen, Inc.                      Delaware                  100% TIFC                       Holding co. for principal
                                                                                                    Canadian operation, Trans-
                                                                                                    America Comm. Finance
                                                                                                    Corp, Canada

Transamerica Commercial                   ON                        100% BWAC Seventeen, Inc.       Shell corp.- Dormant
   Finance Canada, Limited

Transamerica Commercial                   Canada                    100% BWAC Seventeen, Inc.       Commercial finance
   Finance Corporation, Canada

BWAC Twenty-One, Inc.                     Delaware                  100% TIFC                       Holding co. for United
                                                                                                    Kingdom operation, Trans-
                                                                                                    America Comm. Finance
                                                                                                    Limited

Transamerica Commercial                   U.K.                      100% BWAC Twenty-One Inc.       Commercial lending in the
   Finance Limited ("TCFL")                                                                         United Kingdom.

Whirlpool Financial Corporation                                     100% TCFL                       Inactive commercial finance
    Polska Spzoo                                                                                    Company in Poland

Transamerica Commercial                   U.K.                      100% BWAC Twenty-One Inc.       Holding Company
   Holdings Limited

Transamerica Commercial Finance           U.K.                      100% Trans. Commercial
   Limited                                                          Holdings Limited

Transamerica Commercial Finance           France                    100% BWAC Twenty-One Inc.       Carries out factoring trans-
   France S.A.                                                                                      actions in France & abroad

Transamerica GmbH Inc.                    Delaware                  100% BWAC Twenty-One Inc.       Holding co. for Transamerica
                                                                                                    Financieringsmaatschappij
                                                                                                    B.V.

Transamerica Retail Financial             Delaware                  100% TIFC                       Provides retail financing
   Services Corporation ("TRFSC")

Transamerica Bank, NA                     Delaware                  100% TRFSC                      Bank (Credit Cards)

Transamerica Consumer Finance             Delaware                  100% TRFSC                      Consumer finance holding
   Holding Company ("TCFHC")                                                                        company

Transamerica Mortgage Company             Delaware                  100% TCFHC                      Consumer mortgages

Transamerica Consumer Mortgage            Delaware                  100% TCFHC                      Securitization company
   Receivables Company

Metropolitan Mortgage Company             Florida                   100% TCFHC                      Consumer mortgages


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Easy Yes Mortgage, Inc.                   Florida                   100% Metropolitan Mtg. Co.      No active business/Name
                                                                                                    holding only

Easy Yes Mortgage, Inc.                   Georgia                   100% Metropolitan Mtg. Co.      No active business/Name
                                                                                                    holding only

First Florida Appraisal Services, Inc.    Georgia                   100% Metropolitan Mtg. Co.      Appraisal and inspection
                                                                                                    services

First Georgia Appraisal Services, Inc.    Georgia                   100% First FL App. Srvc, Inc.   Appraisal services

Freedom Tax Services, Inc.                Florida                   100% Metropolitan Mtg. Co.      Property tax information
                                                                                                    services

J.J. & W. Advertising, Inc.               Florida                   100% Metropolitan Mtg. Co.      Advertising and marketing
                                                                                                    services

J.J. & W. Realty Corporation              Florida                   100% Metropolitan Mtg. Co.      To hold problem REO
                                                                                                    properties

Liberty Mortgage Company of               Florida                   100% Metropolitan Mtg. Co.      No active business/Name
   Ft. Myers, Inc.                                                                                  holding only

Metropolis Mortgage Company               Florida                   100% Metropolitan Mtg. Co.      No active business/Name
                                                                                                    holding only

Perfect Mortgage Company                  Florida                   100% Metropolitan Mtg. Co.      No active business/Name
                                                                                                    holding only

Transamerica Vendor Financial Srvc.       Delaware                  100% TDFC                       Provides commercial lease

Transamerica Distribution Finance                                   100% TCFCI
   Corporation de Mexico ("TDFCM")

TDF de Mexico                             Mexico                    100% TDFCM

Transamerica Corporate Services                                     100% TDFCM
   De Mexico

Transamerica Home Loan                    California                100% TFC                        Consumer mortgages

Transamerica Lending Company              Delaware                  100% TFC                        Consumer lending

Transamerica Financial Products, Inc.     California                100% Transamerica Corp.         Service investments

Transamerica Insurance Corporation        California                100% Transamerica Corp.         Provides insurance premium
   of California ("TICC")                                                                           financing in California


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Arbor Life Insurance Company              Arizona                   100% TICC                       Life insurance, disability
                                                                                                    insurance

Plaza Insurance Sales Inc.                California                100% TICC                       Casualty insurance placement

Transamerica Advisors, Inc.               California                100% TICC                       Retail sale of investment
                                                                                                    advisory services

Transamerica Annuity Services Corp.       New Mexico                100% TICC                       Performs services required for
                                                                                                    structured settlements

Transamerica Financial Resources, Inc.    Delaware                  100% TICC                       Retail sale of securities
                                                                                                    products

Financial Resources Insurance             Texas                     100% Transamerica Fin. Res.     Retail sale of securities
   Agency of Texas                                                                                  products

TBK Insurance Agency of Ohio, Inc.        Ohio                      100% Transamerica Fin. Res.     Variable insurance contract
                                                                                                    sales in state of Ohio

Transamerica Financial Resources          Alabama                   100% Transamerica Fin. Res.     Insurance agent & broker
   Agency of Alabama, Inc.

Transamerica Financial Resources Ins.     Massachusetts             100% Transamerica Fin. Res.     Insurance agent & broker
   Agency of Massachusetts, Inc.

Transamerica International Insurance      Delaware                  100% TICC                       Holding & administering
   Services, Inc. ("TIIS")                                                                          foreign operations

Home Loans and Finance Ltd.               U.K.                      100% TIIS                       Inactive

Transamerica Occidental Life              California                100% TICC                       Licensed in all forms of life
   Insurance Company ("TOLIC")                                                                      insurance, accident and
                                                                                                    sickness insurance

NEF Investment Company                    California                100% TOLIC                      Real estate development

Transamerica Life Insurance and           N. Carolina               100%TOLIC                       Writes life and pension ins.
   Annuity Company ("TLIAC")                                                                        originally incorporated in CA
                                                                                                    April 14, 1966

Transamerica Assurance Company            Missouri                  100% TLIAC                      Life and disability insurance

Gemini Investments, Inc.                  Delaware                  100% TLIAC                      Investment subsidiary

Transamerica Life Insurance Company       Canada                    100% TOLIC                      Sells individual life insurance
  of Canada                                                                                         & investment products in all
                                                                                                    provinces and territories of
                                                                                                    Canada


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Transamerica Life Insurance Company       New York                  100% TOLIC                      Licensed in NY to market life
   of New York                                                                                      insurance, annuities and health
                                                                                                    insurance

Transamerica South Park                   Delaware                  100% TOLIC                      Provide market analysis of
   Resources, Inc.                                                                                  certain undeveloped land
                                                                                                    holdings held by TOLIC

Transamerica Variable Insurance           Maryland                  100% TOLIC                      Mutual Fund
   Fund, Inc.

USA Administration Services, Inc.         Kansas                    100% TOLIC                      Third party administrator

Transamerica Products. Inc.               California                100% TICC                       Parent co. of various
                                                                                                    subsidiary corp. which are
                                                                                                    formed to be co-general
                                                                                                    partners of proprietary limited

Transamerica Securities Sales Corp.       Maryland                  100% Transamerica Prod. Inc.    Retail sale of the variable life
                                                                                                    ins. and variable annuity
                                                                                                    products of the Transamerica
                                                                                                    life companies

Transamerica Service Company              Delaware                  100% Transamerica Prod. Inc.    Passive loss tax service for
                                                                                                    Lloyd's U.S. names

Transamerica Intellitech, Inc.            Delaware                  100% TICC                       Real estate information and
                                                                                                    technology services

Transamerica International                Delaware                  100% TICC                       Investments
   Holdings, Inc.

Transamerica Investment Services, Inc.    Delaware                  100% TICC                       Investment adviser

Transamerica Income Shares, Inc.          Maryland                  100% Trans. Invest. Srvc. Inc.  Transamerica investment
                                                                                                    services

Transamerica LP Holdings Corp.            Delaware                  100% TICC                       Limited partnership
                                                                                                    Investment
                                                                                                    (initial limited partner of
                                                                                                    Transamerica Delaware, L.P.)

Transamerica Real Estate Tax Service      N/A                       100% TICC                       Real estate tax reporting and
  (A Division of Transamerica Corp)                                                                 processing services

Transamerica Realty Services, Inc.        Delaware                  100% TICC                       Responsible for real estate
                                                                                                    investments for Transamerica


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Bankers Mortgage Company of CA            California                100% Transamerica Realty Srv.   Holds bank account and owns
                                                                                                    certain residual investments in
                                                                                                    certain French real estate
                                                                                                    projects which are managed
                                                                                                    special purpose company for
                                                                                                    the purchase of real estate tax
                                                                                                    liens.

Pyramid Investment Corporation            Delaware                  100% Transamerica Realty Srv.   Owns office buildings in San
                                                                                                    Francisco and other properties

The Gilwell Company                       California                100% Transamerica Realty Srv.   Ground lessee of 517
                                                                                                    Washington Street,
                                                                                                    San Francisco

Transamerica Affordable Housing, Inc.     California                100% Transamerica Realty Srv.   Owns general partnership
                                                                                                    interests in low-income
                                                                                                    housing tax credit
                                                                                                    partnerships

Transamerica Minerals Company             California                100% Transamerica Realty Srv.   Owner and lessor of oil and
                                                                                                    gas properties

Transamerica Oakmont Corporation          California                100% Transamerica Realty Srv.   General partner in
                                                                                                    Transamerica/Oakmont
                                                                                                    Retirement Associates

Transamerica Senior Properties, Inc.      Delaware                  100% TICC                       Owns congregate care and
                                                                                                    assisted living retirement
                                                                                                    Properties

Transamerica Senior Living, Inc.          Delaware                  100% Trans. Sr. Prop. Inc.      Manages congregate care and
                                                                                                    assisted living retirement
                                                                                                    properties.

ITEM 27. NUMBER OF CONTRACT OWNERS

 As of April 1, 2000 there were 55,717 owners of Contracts.

ITEM 28. INDEMNIFICATION

 Item 28 is incorporated by reference from the Post-Effective Amendment No. 6 to the Registration Statement of the National Home Life Assurance Company Sep-arate Account II, File No. 33-7037.

ITEM 29. PRINCIPAL UNDERWRITERS

 (a) None.

 (b) Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

 The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the physical possession of The Continuum Company, Inc., Kansas City, Mis-souri and The Vanguard Group, Inc., Valley Forge, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES

 All management contracts are discussed in Part A or Part B.

ITEM 32. UNDERTAKINGS


 (a) Peoples Benefit Life Insurance Company represents that the fees and charges deducted under the contracts in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Peoples Benefit Life Insurance Company.

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Peoples Benefit Life Insurance Company Separate Account V, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf in the County of Jefferson and Commonwealth of Kentucky on the 28th day of April, 2000.


                                 PEOPLES BENEFIT LIFE INSURANCE COMPANY
                                 SEPARATE ACCOUNT V (REGISTRANT)


                                 By: Peoples Benefit Life Insurance Company

                                     BART HERBERT, JR.
                                 By: ___________________________________________
                                     Bart Herbert, Jr., President


                                 PEOPLES BENEFIT LIFE INSURANCE COMPANY
                                 (DEPOSITOR)

                                     BART HERBERT, JR.
                                 By: ___________________________________________
                                     Bart Herbert, Jr., President



*By: /s/ Gregory E. Miller-Breetz
     ------------------------------
     Gregory E. Miller-Breetz
     Attorney-in-fact

     As required by the Securities Act of 1933, this amended Registration Statement has been duly signed by the following persons in the capacities and on the dates indicated.


       Signature                                   Title                                Date
       ---------                                   -----                                ----

    DAVID G. REKOSKI               Director and Senior Vice President              April 28, 2000
---------------------------
David G. Rekoski

    G. DOUGLAS MANGUM, JR.*        Director and Senior Vice President              April 28, 2000
---------------------------
G. Douglas Mangum, Jr.

    MARTHA A. McCONNELL*           Treasurer (Chief Accounting Officer)            April 28, 2000
---------------------------
Martha A. McConnell

    DOUGLAS A. SARCIA*             Director and Vice President                     April 28, 2000
---------------------------
Douglas A. Sarcia

    BRIAN A. SMITH*                Director and Senior Vice President              April 28, 2000
---------------------------
Brian A. Smith

    BART HERBERT, JR.*             Director and President                          April 28, 2000
---------------------------
Bart Herbert, Jr.

    CRAIG D. VERMIE*               Director                                        April 28, 2000
---------------------------
Craig D. Vermie

    LARRY N. NORMAN*               Director and Vice President                     April 28, 2000
---------------------------
Larry N. Norman

    BRENDA K. CLANCY*              Director and Vice President                     April 28, 2000
---------------------------
Brenda K. Clancy

*By: /s/ Gregory E. Miller - Breetz
     ------------------------------
     Gregory E. Miller - Breetz
     Attorney-in-fact

                              SEPARATE ACCOUNT IV
                    VANGUARD VARIABLE ANNUITY PLAN CONTRACT


                               INDEX TO EXHIBITS





EXHIBIT 9(a)     OPINION AND CONSENT OF COUNSEL

EXHIBIT 9(b)     CONSENT OF COUNSEL

EXHIBIT 10       CONSENT OF INDEPENDENT AUDITORS